File No. 33-67708


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 2

                               TO

                            FORM S-6

 For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


               THE FIRST TRUST COMBINED SERIES 199
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.       CHAPMAN AND CUTLER
          Attn:  James A. Bowen      Attn:  Eric F. Fess
          1001 Warrenville Road      111 West Monroe Street
          Lisle, Illinois  60532     Chicago, Illinois  60603

        (Name and complete address of agents for service)




It is proposed that this filing will become effective (check appropriate box)


:    :  immediately upon filing pursuant to paragraph (b)
:  x :  December 29, 1995
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

     Pursuant to Rule 24f-2 under the Investment Company  Act  of
1940,   the  issuer  has  registered  an  indefinite  amount   of
securities.   A 24f-2 Notice for the offering was last  filed  on
October 24, 1995.

                     THE FIRST TRUST COMBINED SERIES 199
                  THE FIRST TRUST OF INSURED MUNICIPAL BONDS
             MULTI-STATE - FLORIDA TRUST, SERIES 7 - INTERMEDIATE
                                 2,758 UNITS


PROSPECTUS
Part One
Dated December 20, 1995

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Florida State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State, Florida Trust, Series 7 - Intermediate (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Florida, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Florida State and local income taxes under existing law. At November 16, 1995, each Unit represented a 1/2,758 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust, plus Purchased Interest, divided by the number of Units outstanding, plus a sales charge of 4.40% of the Public Offering Price (4.603% of the amount invested). At November 16, 1995, the Public Offering Price per Unit was $985.07 plus net interest accrued to date of settlement (three business days after such date) of $.11 (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________


                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders was 4.15% per annum on November 16, 1995. Estimated Long-Term Return to Unit holders was 3.92% per annum on November 16, 1995. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust; and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 199
                  THE FIRST TRUST OF INSURED MUNICIPAL BONDS
             MULTI-STATE - FLORIDA TRUST, SERIES 7 - INTERMEDIATE
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 1995
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $2,635,000
Number of Units                                                          2,758
Fractional Undivided Interest in the Trust per Unit                    1/2,758
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $2,585,788
  Aggregate Value of Bonds per Unit                                    $937.56
  Purchased Interest                                                   $11,488
  Purchased Interest per Unit                                            $4.17
  Sales Charge 4.603% (4.40% of Public Offering Price)                  $43.34
  Public Offering Price per Unit                                       $985.07*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($43.34 less than the Public Offering Price per Unit)                $941.73*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $586,000

Date Trust Established                                      September 29, 1993
Mandatory Termination Date                                   December 31, 2042
Evaluator's Fee: $879 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                        Maximum of $.25
  of the Sponsor                                             per Unit annually

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 199
                  THE FIRST TRUST OF INSURED MUNICIPAL BONDS
             MULTI-STATE - FLORIDA TRUST, SERIES 7 - INTERMEDIATE
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 1995
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


PER UNIT INFORMATION

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                                    $42.95
  Less: Estimated Annual Expense                                       $2.05
  Estimated Net Annual Interest Income                                $40.90
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                                $40.90
  Divided by 12                                                        $3.41
Estimated Daily Rate of Net Interest Accrual                            $.1136
Estimated Current Return Based on Public
  Offering Price                                                        4.15%
Estimated Long-Term Return Based on Public
  Offering Price                                                        3.92%

Trustee's Annual Fee:  $1.11 per Unit.
Computation Dates:  Fifteenth day of the month.
Distribution Dates:  Last day of the month.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 199, The First Trust of Insured Municipal
Bonds - Multi-State, Florida Trust, Series 7 - Intermediate

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 199, The First Trust of Insured Municipal Bonds - Multi-State, Florida Trust, Series 7 - Intermediate as of August 31, 1995, and the related statements of operations and changes in net assets for the year then ended and for the period from the Date of Deposit, September 29, 1993, to August 31, 1994. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 199, The First Trust of Insured Municipal Bonds - Multi-State, Florida Trust, Series 7 - Intermediate at August 31, 1995, and the results of its operations and changes in its net assets for the year then ended and for the period from the Date of Deposit, September 29, 1993, to August 31, 1994, in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
November 10, 1995

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                    FLORIDA TRUST, SERIES 7 - INTERMEDIATE

                     STATEMENT OF ASSETS AND LIABILITIES

                               August 31, 1995


                                    ASSETS

Municipal bonds, at market value (cost $2,636,133)
  (Note 1)                                                        $2,573,434
Accrued interest                                                      46,328
Prepaid expense                                                           48
                                                                  __________
                                                                   2,619,810

                          LIABILITIES AND NET ASSETS

Liabilities:
  Purchased interest                                                  11,492
  Cash overdraft                                                      29,179
                                                                  __________
                                                                      40,671
                                                                  __________

Net assets, applicable to 2,759 outstanding units of
    fractional undivided interest:
  Cost of Trust assets (Note 1)                      $2,636,133
  Net unrealized depreciation (Note 2)                  (62,699)
  Distributable funds                                     5,705
                                                     __________

                                                                  $2,579,139
                                                                  ==========

Net asset value per unit                                             $934.81
                                                                  ==========

[FN]

               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 199
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        FLORIDA TRUST, SERIES 7 - INTERMEDIATE

                         PORTFOLIO - See notes to portfolio.

                                   August 31, 1995


                                                    Coupon                                  Standard
                                                   interest   Date of       Redemption      & Poor's   Principal     Market
 Name of issuer and title of bond(d)                 rate     maturity    provisions(a)    rating(b)     amount      value
                                                                                          (Unaudited)

Acme Improvement District (Palm Beach County,
  Florida), Utility System Revenue Refunding,
  Series 1993 (AMBAC Insured) (c)                    4.45 %   10/01/2002                      AAA       $445,000     437,573
School District of Charlotte County, Florida,
  General Obligation Refunding, Series 1993
  (FGIC Insured) (c)                                 4.20      3/01/2002                      AAA        150,000     144,790
County of Charlotte, Florida, School District
  General Obligation, Refunding (FGIC
  Insured) (c)                                       4.40      3/01/2004   2003 @ 102         AAA        150,000     144,038
Florida Municipal Power Agency, Stanton II
  Project, Refunding Revenue, Series 1993            4.60     10/01/2004   2003 @ 102         AAA        350,000     340,378
  (AMBAC Insured) (c)                                4.45     10/01/2003                      AAA        150,000     145,736
City of Fort Pierce, Florida, Sales Tax Revenue
  Refunding, Series 1993 (AMBAC Insured) (c)         4.20     12/01/2001                      AAA        250,000     244,220
Halifax Hospital Medical Center (Daytona Beach,
  Florida), Hospital Revenue Refunding, 1993         4.50     10/01/2002                      AAA        115,000     112,410
  Series A (MBIA Insured) (c)                        4.625    10/01/2003                      AAA        255,000     249,864
Certificates of Participation (Lee County,
  Florida Master Lease Project, Series 1993)
  (AMBAC Insured) (c)                                4.625    10/01/2003                      AAA        500,000     491,565
Manatee County, Florida, Public Utilities Revenue
  Refunding, Series 1993 A-1 (MBIA Insured) (c)      4.25     10/01/2001                      AAA         70,000      67,528
Miami, Florida, Refunding Revenue, General
  Obligation (FGIC Insured) (c)                      4.70      7/01/2004   2003 @ 102         AAA        200,000     195,332
                                                                                                      ______________________

                                                                                                      $2,635,000   2,573,434
                                                                                                      ======================


                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                    FLORIDA TRUST, SERIES 7 - INTERMEDIATE

                              NOTES TO PORTFOLIO

                               August 31, 1995



(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value), except for zero coupon bonds which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to the redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption provisions under specified unusual or extraordinary circumstances. None of the Bonds in the Trust are subject to call within five years.

(b)   The ratings shown are those effective at August 31, 1995.

(c)   Insurance has been obtained by the Bond issuer.

(d) The Trust consists of nine obligations of issuers located in Florida. Three of the Bonds in the Trust, aggregating approximately 19% of the aggregate principal amount of the Bonds in the Trust, are general obligations of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Health Care, 1; Utility, 2; Electric, 1; and Miscellaneous, 2. Approximately 20% of the aggregate principal amount of the Bonds in the Trust consist of utility revenue bonds. Each of four Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 69%. The two largest such issues represent approximately 19% each.



[FN]
               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                    FLORIDA TRUST, SERIES 7 - INTERMEDIATE

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                   the Date
                                                                  of Deposit,
                                                                   Sept. 29,
                                                    Year ended      1993 to
                                                     Aug. 31,       Aug. 31,
                                                       1995           1994

Interest income                                      $125,479       120,537

Expenses:
  Trustee's fees and related expenses                  (4,287)       (3,777)
  Evaluator's fees                                       (879)         (293)
  Supervisory fees                                       (749)         (702)
                                                     ______________________
    Investment income - net                           119,564       115,765

Net gain (loss) on investments:
  Net realized gain (loss)                            (19,680)       (1,159)
  Change in unrealized appreciation
    or depreciation                                    98,554      (161,253)
                                                     ______________________
                                                       78,874      (162,412)
                                                     ______________________
Net increase (decrease) in net assets
  resulting from operations                          $198,438       (46,647)
                                                     ======================


[FN]
               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                    FLORIDA TRUST, SERIES 7 - INTERMEDIATE

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                Period from
                                                                 the Date
                                                                of Deposit,
                                                                 Sept. 29,
                                                  Year ended      1993 to
                                                   Aug. 31,      Aug. 31,
                                                     1995           1994
Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                           $119,564      $115,765
  Net realized gain (loss) on investments            (19,680)       (1,159)
  Change in unrealized appreciation or
    depreciation on investments                       98,554      (161,253)
                                                    ______________________

                                                     198,438       (46,647)

Distributions to unit holders:
  Investment income - net                           (119,719)     (109,709)
  Principal from investment transactions                   -             -
                                                   _______________________
                                                    (119,719)     (109,709)

Unit redemptions (290 and 14 in 1995 and
    1994, respectively):
  Principal portion                                 (259,923)      (12,534)
  Net interest accrued                                (1,534)          (26)
                                                   _______________________
                                                    (261,457)      (12,560)
                                                   _______________________

Total increase (decrease) in net assets             (182,738)     (168,916)

Net assets:
  At the beginning of the period                   2,761,877     2,930,793
                                                  ________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $5,705 and $7,236 at
    August 31, 1995 and 1994, respectively)       $2,579,139     2,761,877
                                                  ========================

Trust units outstanding at the end of
  the period                                           2,759         3,049



[FN]
               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                    FLORIDA TRUST, SERIES 7 - INTERMEDIATE

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, September 29, 1993. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to United States Trust Company of New York which is based on $1.11 per Unit. Effective September 1, 1995, The Chase Manhattan Bank (National Association) will succeed United States Trust Company of New York as Trustee; the Trustee fees will not be affected by the change. Additionally, a fee of $879 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized depreciation at August 31, 1995 follows:

               Unrealized depreciation                            $(62,699)
               Unrealized appreciation
                                                                  ________

                                                                  $(62,699)
                                                                  ========


3. Insurance

The issuers of all bond issues in the Trust have acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to Portfolio). Such insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus Purchased Interest as described below plus a sales charge of 3.9% of the public offering price which is equivalent to approximately 4.058% of the net amount invested.

Purchased interest -

Purchased interest represents the accrued interest on the underlying bonds as of the Date of Deposit and the net interest accrued to October 6, 1993, the first settlement date; such amounts totaled $10,206 and $2,552, respectively, resulting in purchased interest of $12,758 on the original 3,063 units of the trust. Purchased interest was included in the original public offering price paid by unit holders and will not be distributed to unitholders until the termination of the Trust or until units are redeemed. Purchased interest on 2,759 units at August 31, 1995, totaling $11,492, represents a liability of the Trust.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly. Such income distributions per unit, on an accrual basis, totaled $40.90 and $35.02 during the periods ended August 31, 1995 and 1994, respectively. The initial distribution to unit holders, $1.02 per unit, was paid on October 31, 1993 to all unit holders of record on October 15, 1993.

Selected data for a unit of the Trust
  outstanding throughout each period -

                                                                  Period from
                                                                   the Date
                                                                  of Deposit,
                                                                   Sept. 29,
                                                    Year ended      1993 to
                                                     Aug. 31,      Aug. 31,
                                                       1995           1994

Interest income                                       $42.97          39.41
Expenses                                               (2.03)         (1.56)
                                                     ______________________

    Investment income - net                            40.94          37.85

Distributions to unit holders:
  Investment income - net                             (40.90)        (35.85)*
  Principal from investment transactions                   -              -

Net gain (loss) on investments                         28.94         (53.01)
                                                     ______________________
    Total increase (decrease) in net assets            28.98         (51.01)

Net assets:
  Beginning of the period                             905.83         956.84
                                                     ______________________

  End of the period                                  $934.81         905.83
                                                     ======================

[FN]

*Includes $.83 payable to unit holders representing net interest accrued to October 6, 1993, the first settlement date of the Trust.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                    FLORIDA TRUST, SERIES 7 - INTERMEDIATE

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    (National Association)
                                    770 Broadway
                                    New York, New York  10003

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 20
                                 2,862 UNITS

PROSPECTUS
Part One
Dated December 20, 1995

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Missouri State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State, Missouri Trust, Series 20 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Missouri, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Missouri and local income taxes under existing law. At November 16, 1995, each Unit represented a 1/2,862 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust, plus Purchased Interest, divided by the number of Units outstanding, plus a sales charge of 5.8% of the Public Offering Price (6.157% of the amount invested). At November 16, 1995, the Public Offering Price per Unit was $966.68 plus net interest accrued to date of settlement (three business days after such date) of $.13 (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders was 5.16% per annum on November 16, 1995. Estimated Long-Term Return to Unit holders was 4.99% per annum on November 16, 1995. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust; and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 20
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 1995
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $2,755,000
Number of Units                                                          2,862
Fractional Undivided Interest in the Trust per Unit                    1/2,862
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $2,581,589
  Aggregate Value of Bonds per Unit                                    $902.02
  Purchased Interest                                                   $24,575
  Purchased Interest per Unit                                            $8.59
  Sales Charge 6.157% (5.8% of Public Offering Price)                   $56.07
  Public Offering Price per Unit                                       $966.68*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($56.07 less than the Public Offering Price per Unit)                $910.61*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $568,000

Date Trust Established                                      September 29, 1993
Mandatory Termination Date                                   December 31, 2042
Evaluator's Fee: $852 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                        Maximum of $.25
  of the Sponsor                                             per Unit annually

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 20
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 1995
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


PER UNIT INFORMATION

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                                    $51.76
  Less: Estimated Annual Expense                                       $1.90
  Estimated Net Annual Interest Income                                $49.86
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                                $49.86
  Divided by 12                                                        $4.16
Estimated Daily Rate of Net Interest Accrual                            $.1385
Estimated Current Return Based on Public
  Offering Price                                                        5.16%
Estimated Long-Term Return Based on Public
  Offering Price                                                        4.99%

Trustee's Annual Fee:  $.96 per Unit.
Computation Dates:  Fifteenth day of the month.
Distribution Dates:  Last day of the month.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 199, The First Trust of Insured Municipal
Bonds - Multi-State, Missouri Trust, Series 20

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 199, The First Trust of Insured Municipal Bonds - Multi-State, Missouri Trust, Series 20 as of August 31, 1995, and the related statements of operations and changes in net assets for the year then ended and for the period from the Date of Deposit, September 29, 1993, to August 31, 1994. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 199, The First Trust of Insured Municipal Bonds - Multi-State, Missouri Trust, Series 20 at August 31, 1995, and the results of its operations and changes in its net assets for the year then ended and for the period from the Date of Deposit, September 29, 1993, to August 31, 1994, in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP

Chicago, Illinois
November 10, 1995

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 20

                     STATEMENT OF ASSETS AND LIABILITIES

                               August 31, 1995


                                    ASSETS

Municipal bonds, at market value (cost $2,704,558)
  (Note 1)                                                        $2,535,315
Accrued interest                                                      20,074
Cash                                                                   3,278
                                                                  __________
                                                                   2,558,667

                          LIABILITIES AND NET ASSETS

Liabilities:
  Purchased interest                                                  24,575
                                                                  __________

Net assets, applicable to 2,862 outstanding units of
    fractional undivided interest:
  Cost of Trust assets (Note 1)                      $2,704,558
  Net unrealized depreciation (Note 2)                (169,243)
  Distributable funds (deficit)                         (1,223)
                                                     __________

                                                                  $2,534,092
                                                                  ==========

Net asset value per unit                                             $885.43
                                                                  ==========


[FN]
               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 199
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                              MISSOURI TRUST, SERIES 20

                         PORTFOLIO - See notes to portfolio.

                                   August 31, 1995

                                                    Coupon                                  Standard
                                                   interest   Date of       Redemption      & Poor's   Principal     Market
 Name of issuer and title of bond(e)                 rate     maturity    provisions(a)    rating(b)     amount      value
                                                                                          (Unaudited)

Mehlville R-9 School District, St. Louis County,
  Missouri, General Obligation School Building                             2003 @ 102
  and Refunding (MBIA Insured) (c)                   6.00  %   2/15/2013   2010 @ 100 S.F.    AAA       $500,000     506,805
Missouri State, Health and Educational Facilities
  Authority, Health Facilities Revenue, Health                             2002 @ 102
  Midwest, Series B (MBIA Insured) (c)               6.25      2/15/2022   2013 @ 100 S.F.    AAA        500,000     509,360
SSM Health Care Obligated Group, Health Facilities
  Refunding Revenue, Series 1992AA, Health and
  Educational Facilities Authority of the State
  of Missouri, Health Facilities Refunding
  Revenue (SSM Health Care), Series 1992AA                                 2002 @ 102
  (MBIA Insured) (c)                                 6.25      6/01/2016   2011 @ 100 S.F.    AAA        500,000     510,475
Health and Educational Facilities Authority of
  the State of Missouri, Health Facilities
  Revenue (Lester E. Cox Medical Centers
  Project), Series 1992-H (MBIA Insured) (c)            -(d)   9/01/2022                      AAA        290,000      60,076
City of Sikeston, Missouri, Electric System
  Revenue Refunding, 1992 Series (MBIA                                     2002 @ 102
  Insured) (c)                                       6.25      6/01/2022   2013 @ 100 S.F.    AAA        550,000     561,798
School District of Washington (Missouri),
  Public Building Corporation, Insured
  Leasehold Refunding Revenue, Series 1993
  (School District of Washington, Missouri
  Capital Improvements Project) (FGIC                                      2001 @ 102
  Insured) (c)                                       5.125     2/15/2012   2009 @ 100 S.F.    AAA        415,000     386,801
                                                                                                      ______________________

                                                                                                      $2,755,000   2,535,315
                                                                                                      ======================


                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 20

                              NOTES TO PORTFOLIO

                               August 31, 1995



(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. None of the Bonds in the Trust are subject to call within five years.

(b)   The ratings shown are those effective at August 31, 1995.

(c)   Insurance has been obtained by the Bond issuer.

(d) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on September 15, 1993 at a price of 13.883% of their original principal amount.

(e) The Trust consists of six obligations of issuers located in Missouri. One of the Bonds in the Trust, representing approximately 18% of the aggregate principal amount of Bonds in the Trust, is a general obligation of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Health Care, 3; Electric, 1; and University and School, 1. Approximately 47% and 20% of the aggregate principal amount of the Bonds consist of health care revenue bonds and electric revenue bonds, respectively. Each Bond issue represents 10% or more of the aggregate principal amount of the Bonds in the Trust. The largest such issue represents approximately 20%.



[FN]
               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 20

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                   the Date
                                                                  of Deposit,
                                                                   Sept. 29,
                                                  Year ended        1993 to
                                                   Aug. 31,         Aug. 31,
                                                     1995             1994

Interest income                                    $148,144         137,542

Expenses:
  Trustee's fees and related expenses                (4,176)         (3,279)
  Evaluator's fees                                     (852)           (642)
  Supervisory fees                                     (718)           (664)
                                                   ________________________
    Investment income - net                         142,398         132,957

Net gain (loss) on investments:
  Net realized gain (loss)                                -          (2,490)
  Change in unrealized appreciation or
    depreciation                                     61,691        (230,934)
                                                   ________________________
                                                     61,691        (233,424)
                                                   ________________________
Net increase (decrease) in net assets
  resulting from operations                        $204,089        (100,467)
                                                   ========================

               See accompanying notes to financial statements.


                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 20

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                   the Date
                                                                  of Deposit,
                                                                   Sept. 29,
                                                  Year ended        1993 to
                                                   Aug. 31,         Aug. 31,
                                                     1995             1994
Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                          $142,398        $132,957
  Net realized gain (loss) on investments                 -          (2,490)
  Change in unrealized appreciation or
    depreciation on investments                      61,691        (230,934)
                                                 __________________________
                                                    204,089        (100,467)

Distributions to unit holders:
  Investment income - net                          (142,498)       (126,189)
  Principal from investment transactions                  -               -
                                                 __________________________
                                                   (142,498)       (126,189)

Unit redemptions (10 and 88 in 1995
    and 1994, respectively):
  Principal portion                                  (8,524)        (80,970)
  Net interest accrued                                  (85)           (816)
                                                 __________________________
                                                     (8,609)        (81,786)
                                                 __________________________
Total increase (decrease) in net assets              52,982        (308,442)

Net assets:
  At the beginning of the period                  2,481,110       2,789,552
                                                 __________________________
  At the end of the period (including
    distributable funds (deficit) applicable
    to Trust units of, ($1,223), and $7,486 at
    August 31, 1995 and 1994, respectively)      $2,534,092       2,481,110
                                                 ==========================
Trust units outstanding at the end of the
  period                                              2,862           2,872



[FN]
               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 20

                        NOTES TO FINANCIAL STATEMENTS



1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, September 29, 1993. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to United States Trust Company of New York which is based on $.96 per unit. Effective September 1, 1995, The Chase Manhattan Bank (National Association) will succeed United States Trust Company of New York as Trustee; the Trustee fees will not be affected by the change. Additionally, a fee of $852 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized depreciation at August 31, 1995 follows:

               Unrealized depreciation                           $(169,243)
               Unrealized appreciation                                   -
                                                                 _________

                                                                 $(169,243)
                                                                 =========


3.  Insurance

The issuers of all bond issues in the Trust have acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to Portfolio). Such insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus Purchased Interest as described below, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

Purchased interest -

Purchased interest represents a portion of the accrued interest on the underlying bonds as of the Date of Deposit and a portion of the net interest accrued to October 6, 1993, the first settlement date; such amounts totaled $28,997 and $2,894, respectively. On October 6, 1993 the trustee distributed $6,474 to the Sponsor, resulting in Purchased Interest of $25,417 on the original 2,960 units of the Trust. Purchased interest was included in the original public offering price paid by unit holders and will not be distributed to unitholders until the termination of the Trust or until units are redeemed. Purchased interest on 2,862 units at August 31, 1995, totaling $24,575, represents a liability of the Trust.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly. Such income distributions per unit, on an accrual basis, totaled $49.68 and $42.64 during the periods ended August 31, 1995 and 1994, respectively. The initial distribution to unit holders, $1.24 per unit, was paid on October 31, 1993 to all unit holders of record on October 15, 1993.

Selected data for a unit of the Trust
  outstanding throughout each period -

                                                                  Period from
                                                                   the Date
                                                                  of Deposit,
                                                                   Sept. 29,
                                                  Year ended        1993 to
                                                   Aug. 31,         Aug. 31,
                                                     1995             1994


Interest income                                     $51.65            47.59
Expenses                                             (2.00)           (1.59)
                                                   ________________________
    Investment income - net                          49.65            46.00

Distributions to unit holders:
  Investment income - net                           (49.68)          (43.62)*
  Principal from investment transactions                 -                -

Net gain (loss) on investments                       21.56           (80.89)
                                                   ________________________
    Total increase (decrease) in net assets          21.53           (78.51)

Net assets:
  Beginning of the period                           863.90           942.41
                                                   ________________________

  End of the period                                $885.43           863.90
                                                   ========================

[FN]
*Includes $.98 payable to unit holders representing net interest accrued to October 6, 1993, the first settlement date of the Trust.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 20

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    (National Association)
                                    770 Broadway
                                    New York, New York  10003

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                NEW JERSEY TRUST, SERIES 9 - LONG INTERMEDIATE
                                 2,647 UNITS


PROSPECTUS
Part One
Dated December 20, 1995

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from New Jersey State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State, New Jersey Trust, Series 9 - Long Intermediate (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of New Jersey, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from New Jersey State and local income taxes under existing law. At November 16, 1995, each Unit represented a 1/2,647 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust, plus Purchased Interest, divided by the number of Units outstanding, plus a sales charge of 4.70% of the Public Offering Price (4.932% of the amount invested). At November 16, 1995, the Public Offering Price per Unit was $982.77 plus net interest accrued to date of settlement (three business days after such date) of $.11 (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders was 4.16% per annum on November 16, 1995. Estimated Long-Term Return to Unit holders was 3.98% per annum on November 16, 1995. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust; and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                NEW JERSEY TRUST, SERIES 9 - LONG INTERMEDIATE
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 1995
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $2,525,000
Number of Units                                                          2,647
Fractional Undivided Interest in the Trust per Unit                    1/2,647
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $2,471,826
  Aggregate Value of Bonds per Unit                                    $933.82
  Purchased Interest                                                    $7,302
  Purchased Interest per Unit                                            $2.76
  Sales Charge 4.932% (4.70% of Public Offering Price)                  $46.19
  Public Offering Price per Unit                                       $982.77*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($46.19 less than the Public Offering Price per Unit)                $936.58*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $558,000

Date Trust Established                                      September 29, 1993
Mandatory Termination Date                                   December 31, 2042
Evaluator's Fee: $837 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                        Maximum of $.25
  of the Sponsor                                             per Unit annually

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                NEW JERSEY TRUST, SERIES 9 - LONG INTERMEDIATE
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 1995
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


PER UNIT INFORMATION

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                                    $43.12
  Less: Estimated Annual Expense
          Excluding Insurance                                          $2.11
        Annual Premium on Portfolio Insurance                           $.14
  Estimated Net Annual Interest Income                                $40.87
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                                $40.87
  Divided by 12                                                        $3.41
Estimated Daily Rate of Net Interest Accrual                            $.1135
Estimated Current Return Based on Public
  Offering Price                                                        4.16%
Estimated Long-Term Return Based on Public
  Offering Price                                                        3.98%

Trustee's Annual Fee:  $1.18 per Unit.
Computation Dates:  Fifteenth day of the month.
Distribution Dates:  Last day of the month.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 199, The First Trust of Insured Municipal
Bonds - Multi-State, New Jersey Trust, Series 9 -
Long Intermediate

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 199, The First Trust of Insured Municipal Bonds - Multi-State, New Jersey Trust, Series 9 - Long Intermediate as of August 31, 1995, and the related statements of operations and changes in net assets for the year then ended and for the period from the Date of Deposit, September 29, 1993, to August 31, 1994.
These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 199, The First Trust of Insured Municipal Bonds - Multi-State, New Jersey Trust, Series 9 - Long Intermediate at August 31, 1995, and the results of its operations and changes in its net assets for the year then ended and for the period from the Date of Deposit, September 29, 1993, to August 31, 1994, in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
November 10, 1995

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                NEW JERSEY TRUST, SERIES 9 - LONG INTERMEDIATE

                     STATEMENT OF ASSETS AND LIABILITIES

                               August 31, 1995



                                    ASSETS

Municipal bonds, at market value (cost $2,519,404)
  (Notes 1 and 3)                                                 $2,439,658
Accrued interest                                                      43,930
                                                                  __________
                                                                   2,483,588

                          LIABILITIES AND NET ASSETS

Liabilities:
  Purchased interest                                                   7,302
  Cash overdraft                                                      31,068
                                                                  __________
                                                                      38,370
                                                                  __________

Net assets, applicable to 2,647 outstanding units
    of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $2,519,404
  Net unrealized depreciation (Note 2)                 (79,746)
  Distributable funds                                     5,560
                                                     __________

                                                                  $2,445,218
                                                                  ==========

Net asset value per unit                                             $923.77
                                                                  ==========



[FN]
               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 199
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                    NEW JERSEY TRUST, SERIES 9 - LONG INTERMEDIATE

                         PORTFOLIO - See notes to portfolio.

                                   August 31, 1995


                                                    Coupon                                  Standard
                                                   interest   Date of       Redemption     and Poor's  Principal     Market
 Name of issuer and title of bond(d)                 rate     maturity    provisions(a)    rating(b)     amount      value
                                                                                          (Unaudited)

The Board of Education of the City of Camden
  (in the County of Camden, New Jersey),
  Refunding Series 1993 (General Obligation)
  (FSA Insured) (c)                                  4.70 %   10/01/2003                      AAA       $115,000     113,629
County of Cumberland, New Jersey, General
  Improvement (Unlimited Tax) (General
  Obligation) (FSA Insured) (c)                      4.60      9/15/2004   2001 @ 102         AAA        380,000     369,599
Township of Dover, in the County of Ocean,
  New Jersey, General Improvement (Golf Utility),
  Series 1993-B (Unlimited Tax) (General
  Obligation) (AMBAC Insured) (c)                    4.375     9/15/2005                      AAA        250,000     235,723
Township of Manchester, in the County of Ocean,
  New Jersey, General Obligation Refunding,
  Series 1993 (MBIA Insured) (c)                     4.65     10/01/2003   2002 @ 102         AAA         55,000      53,272
Township of Montclair in the County of Essex,
  New Jersey, General Obligation Refunding           4.30      1/01/2003                      AA         375,000     362,400
Old Bridge Municipal Utilities Authority
  (Middlesex County, New Jersey), Revenue            4.70     11/01/2004   2003 @ 101         AAA        120,000     117,547
  Refunding (1993 Series B) (AMBAC Insured) (c)      4.80     11/01/2005   2003 @ 101         AAA        210,000     204,880
The Borough of Ringwood (County of Passaic),
  New Jersey, General Refunding (Series 1993)
  (General Obligation) (MBIA Insured) (c)            4.30      1/01/2003                      AAA        185,000     178,451
Borough of South Plainfield in the County of
  Middlesex (General Obligation), New Jersey
  (AMBAC Insured) (c)                                4.45      9/01/2004   2003 @ 101         AAA        435,000     418,457
County of Warren, New Jersey, General Improvement
  of 1993 (Unlimited Tax) (General Obligation)
  (AMBAC Insured) (c)                                4.65      9/15/2005   2003 @ 101         AAA        400,000     385,700
                                                                                                      ______________________

                                                                                                      $2,525,000   2,439,658
                                                                                                      ======================


                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                NEW JERSEY TRUST, SERIES 9 - LONG INTERMEDIATE

                              NOTES TO PORTFOLIO

                               August 31, 1995



(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption provisions under specified unusual or extraordinary circumstances. None of the Bonds in the Trust are subject to call within five years.

(b)   The ratings shown are those effective at August 31, 1995.

(c)   Insurance has been obtained by the Bond issuer.

(d) The Trust consists of nine obligations of issuers located in New Jersey. Eight of the Bond issues in the Trust, aggregating approximately 87% of the aggregate principal amount of the Bonds in the Trust, are general obligations of a governmental entity. The remaining issue is a utility revenue bond payable from the income of a specific project or authority. Each of five Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 76%. The largest such issue represents approximately 17%.



[FN]
               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                NEW JERSEY TRUST, SERIES 9 - LONG INTERMEDIATE

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                   the Date
                                                                  of Deposit,
                                                                   Sept. 29,
                                                    Year ended      1993 to
                                                     Aug. 31,       Aug. 31,
                                                       1995           1994


Interest income                                     $120,432       116,274

Expenses:
  Trustee's fees and related expenses                (4,426)        (3,385)
  Insurance expense                                    (375)          (344)
  Evaluator's fees                                     (837)          (143)
  Supervisory fees                                     (712)          (669)
                                                    ______________________
    Investment income - net                          114,082       111,733

Net gain (loss) on investments:
  Net realized gain (loss)                           (27,497)       (1,803)
  Change in unrealized appreciation
    or depreciation                                   84,587      (164,333)
                                                    ______________________
                                                      57,090      (166,136)
                                                    ______________________
Net increase (decrease) in net assets
  resulting from operations                         $171,172       (54,403)
                                                    ======================



[FN]
               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                NEW JERSEY TRUST, SERIES 9 - LONG INTERMEDIATE

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                   the Date
                                                                  of Deposit,
                                                                   Sept. 29,
                                                    Year ended      1993 to
                                                     Aug. 31,       Aug. 31,
                                                       1995           1994

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                           $114,082        111,733
  Net realized gain (loss) on investments            (27,497)        (1,803)
  Change in unrealized appreciation or
  depreciation on investments                         84,587       (164,333)
                                                   ________________________
                                                     171,172        (54,403)

Distributions to unit holders:
  Investment income - net                           (114,471)      (105,162)
  Principal from investment transactions                   -              -
                                                   ________________________
                                                    (114,471)      (105,162)

Unit redemptions (250 and 24 in 1995
    and 1994, respectively):
  Principal portion                                 (214,337)       (21,298)
  Net interest accrued                                  (684)           (26)
                                                   ________________________
                                                    (215,021)       (21,324)
                                                   ________________________
Total increase (decrease) in net assets             (158,320)      (180,889)

Net assets:
  At the beginning of the period                   2,603,538      2,784,427
                                                  _________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $5,560 and $3,443 at
    August 31, 1995 and 1994, respectively)       $2,445,218      2,603,538
                                                  =========================

Trust units outstanding at the end of
  the period                                           2,647          2,897



[FN]
               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                NEW JERSEY TRUST, SERIES 9 - LONG INTERMEDIATE

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, September 29, 1993. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

In addition to insurance coverage obtained by the Trust (see Note 3), the Trust pays a fee for Trustee services to United States Trust Company of New York which is based on $1.18 per Unit. Effective September 1, 1995, The Chase Manhattan Bank (National Association) will succeed United States Trust Company of New York as Trustee; the Trustee fees will not be affected by the change. Additionally, a fee of $837 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized depreciation at August 31, 1995 follows:

               Unrealized depreciation                            $(79,746)
               Unrealized appreciation                                   -
                                                                  ________

                                                                  $(79,746)
                                                                  ========


3.  Insurance

The issuers of eight bond issues in the Trust have acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to Portfolio); the Trust has acquired similar insurance coverage on the other bond in its portfolio. While insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business, insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Pursuant to an irrevocable commitment of Financial Guaranty Insurance Company, in the event of a sale of a bond from the portfolio which is covered by the insurance acquired by the Trust, the Trustee has the right to obtain permanent insurance for such bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such bond. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $375.

The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus Purchased Interest as described below, plus a sales charge of 4.4% of the public offering price which is equivalent to approximately 4.603% of the net amount invested.

Purchased Interest -

Purchased interest represents the accrued interest on the underlying bonds as of the Date of Deposit and the net interest accrued to October 6, 1993, the first settlement date; such amounts totaled $5,692 and $2,366, respectively, resulting in Purchased interest of $8,058 on the original 2,921 units of the Trust. Purchased interest was included in the original public offering price paid by unit holders and will not be distributed to unitholders until the termination of the Trust or until units are redeemed. Purchased interest on 2,647 units at August 31, 1995, totaling $7,302, represents a liability of the Trust.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly. Such income distributions per unit, on an accrual basis, totaled $41.10 and $35.22 during the periods ended August 31, 1995 and 1994, respectively. The initial distribution to unit holders, $1.02 per unit, was paid on October 31, 1993 to all unit holders of record on October 15, 1993.

Selected data for a unit of the Trust
  outstanding throughout each period -

                                                                  Period from
                                                                   the Date
                                                                  of Deposit,
                                                                   Sept. 29,
                                                    Year ended      1993 to
                                                     Aug. 31,       Aug. 31,
                                                       1995           1994

Interest income                                       $43.46          39.88
Expenses                                               (2.29)         (1.56)
                                                     ______________________
    Investment income - net                            41.17          38.32

Distributions to unit holders:
  Investment income - net                             (41.10)        (36.02)*
  Principal from investment transactions                   -              -

Net gain (loss) on investments                         25.00         (56.84)
                                                     ______________________
    Total increase (decrease) in net assets            25.07         (54.54)

Net assets:
  Beginning of the period                             898.70         953.24
                                                     ______________________

  End of the period                                  $923.77         898.70
                                                     ======================

[FN]
*Includes $.81 payable to unit holders representing net interest accrued to October 6, 1993, the first settlement date of the Trust.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                NEW JERSEY TRUST, SERIES 9 - LONG INTERMEDIATE

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ____________________
                             P R O S P E C T U S
                             ____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    (National Association)
                                    770 Broadway
                                    New York, New York  10003

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 50
                                 3,021 UNITS

PROSPECTUS
Part One
Dated December 20, 1995

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Pennsylvania State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State, Pennsylvania Trust, Series 50 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Pennsylvania, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Pennsylvania State and local income taxes under existing law. At November 16, 1995, each Unit represented a 1/3,021 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust, plus Purchased Interest, divided by the number of Units outstanding, plus a sales charge of 5.8% of the Public Offering Price (6.157% of the amount invested). At November 16, 1995, the Public Offering Price per Unit was $959.16 plus net interest accrued to date of settlement (three business days after such date) of $.13 (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders was 5.09% per annum on November 16, 1995. Estimated Long-Term Return to Unit holders was 5.21% per annum on November 16, 1995. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust; and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 50
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 1995
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $2,940,000
Number of Units                                                          3,021
Fractional Undivided Interest in the Trust per Unit                    1/3,021
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $2,705,626
  Aggregate Value of Bonds per Unit                                    $895.61
  Purchased Interest                                                   $23,916
  Purchased Interest per Unit                                            $7.92
  Sales Charge 6.157% (5.8% of Public Offering Price)                   $55.63
  Public Offering Price per Unit                                       $959.16*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($55.63 less than the Public Offering Price per Unit)                $903.53*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $597,000

Date Trust Established                                      September 29, 1993
Mandatory Termination Date                                   December 31, 2042
Evaluator's Fee: $896 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                        Maximum of $.25
  of the Sponsor                                             per Unit annually

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 50
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 1995
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


PER UNIT INFORMATION

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                                    $50.77
  Less: Estimated Annual Expense Excluding Insurance                   $1.93
  Estimated Net Annual Interest Income                                $48.84
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                                $48.84
  Divided by 12                                                        $4.07
Estimated Daily Rate of Net Interest Accrual                            $.1357
Estimated Current Return Based on Public
  Offering Price                                                        5.09%
Estimated Long-Term Return Based on Public
  Offering Price                                                        5.21%

Trustee's Annual Fee:  $.99 per Unit.
Computation Dates:  Fifteenth day of the month.
Distribution Dates:  Last day of the month.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 199, The First Trust of Insured Municipal
Bonds - Multi-State, Pennsylvania Trust, Series 50

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 199, The First Trust of Insured Municipal Bonds - Multi-State, Pennsylvania Trust, Series 50 as of August 31, 1995, and the related statements of operations and changes in net assets for the year then ended and for the period from the Date of Deposit, September 29, 1993, to August 31, 1994. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 199, The First Trust of Insured Municipal Bonds - Multi-State, Pennsylvania Trust, Series 50 at August 31, 1995, and the results of its operations and changes in its net assets for the year then ended and for the period from the Date of Deposit, September 29, 1993, to August 31, 1994, in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
November 10, 1995

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 50

                     STATEMENT OF ASSETS AND LIABILITIES

                               August 31, 1995


                                    ASSETS

Municipal bonds, at market value (cost $2,843,847)
  (Note 1)                                                        $2,607,373
Accrued interest                                                      55,288
                                                                  __________
                                                                   2,662,661

                          LIABILITIES AND NET ASSETS

Liabilities:
  Purchased interest                                                  23,916
  Cash overdraft                                                      23,889
                                                                  __________
                                                                      47,805
                                                                  __________

Net assets, applicable to 3,021 outstanding units of
    fractional undivided interest:
  Cost of Trust assets (Note 1)                     $2,843,847
  Net unrealized depreciation (Note 2)                (236,474)
  Distributable funds                                    7,483
                                                     _________

                                                                  $2,614,856
                                                                  ==========

Net asset value per unit                                             $865.56
                                                                  ==========


[FN]
               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 199
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            PENNSYLVANIA TRUST, SERIES 50

                         PORTFOLIO - See notes to portfolio.

                                   August 31, 1995


                                                    Coupon                                  Standard
                                                   interest   Date of       Redemption      & Poor's   Principal     Market
 Name of issuer and title of bond(f)                 rate     maturity    provisions(a)    rating(b)     amount      value
                                                                                          (Unaudited)

Allegheny County Hospital Development Authority
  (Pennsylvania), Health Center Revenue Refunding,
  Series 1992B (Presbyterian University Health                             2002 @ 102
  System, Inc. Project) (MBIA Insured) (c) (e)       6.00 %   11/01/2023   2013 @ 100 S.F.    AAA       $250,000     245,642
Beaver County Industrial Development Authority,
  Pollution Control Revenue Refunding, 1993
  Series A (Ohio Edison Company Mansfield Project)
  (AMBAC Insured) (c)                                5.45      9/15/2033   2003 @ 102         AAA        500,000     452,815
Berks County Municipal Authority, Berks County,
  Pennsylvania, College Revenue, Series of 1993                            2003 @ 100
  (Albright College) (Capital Guaranty Insured) (c)  5.30     10/01/2018   2014 @ 100 S.F.    AAA        475,000     430,982
Derry Area School District (Westmoreland County,
  Pennsylvania), General Obligation, Refunding                             2003 @ 100
  Series of 1993 (MBIA Insured) (c)                  5.50      2/01/2021   2015 @ 100 S.F.    AAA        500,000     466,350
Lawrence County Industrial Development Authority,
  Pollution Control Revenue Refunding, 1993
  Series A (Pennsylvania Power Company New Castle
  Project) (FSA Insured) (c)                         5.40      9/15/2017   2003 @ 102         AAA        400,000     369,496
Montgomery County Higher Education and Health
  Authority (Pennsylvania), Hospital Revenue,
  Series A of 1993 (Abington Memorial Hospital)                            2003 @ 102
  (AMBAC Insured) (c)                                6.00      6/01/2022   2017 @ 100 S.F.    AAA        230,000     223,127
Montour School District (Allegheny County,
  Pennsylvania), General Obligation, Series B
  of 1993 (MBIA Insured) (c)                            -(d)   1/01/2023                      AAA        175,000      31,810
Westmoreland County Airport Authority,
  Westmoreland County, Pennsylvania, Guaranteed                            2003 @ 102
  Revenue, Series of 1993 (AMBAC Insured) (c)        5.625     9/01/2023   2013 @ 100 S.F.    AAA        410,000     387,151
                                                                                                      ______________________

                                                                                                      $2,940,000   2,607,373
                                                                                                      ======================


                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 50

                              NOTES TO PORTFOLIO

                               August 31, 1995


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. None of the Bonds in the Trust are subject to call within five years.

(b)   The ratings shown are those effective at August 31, 1995.

(c)   Insurance has been obtained by the Bond issuer.

(d) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on August 19, 1993 at a price of 17.873% of their original principal amount.

(e) These Bonds were issued at an original issue discount on November 1, 1992 at a price of 94.636% of their original principal amount.

(f) The Trust consists of eight obligations of issuers located in Pennsylvania. Two of the Bonds in the Trust, aggregating approximately 23% of the aggregate principal amount of the Bonds in the Trust, are general obligations of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: University & School, 1; Electric, 2; Health Care, 2; and Transportation, 1. Approximately 31% of the aggregate principal amount of the Bonds consist of electric revenue bonds. Each of five Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 78%. The two largest such issues represent approximately 17% each.


[FN]
               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 50

                           STATEMENTS OF OPERATIONS


                                                                 Period from
                                                                  the Date
                                                                 of Deposit,
                                                                  Sept. 29,
                                                   Year ended      1993 to
                                                    Aug. 31,      Aug. 31,
                                                      1995           1994

Interest income                                     $154,957      143,786

Expenses:
  Trustee's fees and related expenses                 (4,467)      (3,532)
  Evaluator's fees                                      (896)        (712)
  Supervisory fees                                      (766)        (702)
                                                    _____________________
    Investment income - net                          148,828      138,840

Net gain (loss) on investments:
  Net realized gain (loss)                            (4,962)           -
  Change in unrealized appreciation
    or depreciation                                   97,967     (334,441)
                                                    _____________________
                                                      93,005     (334,441)
                                                    _____________________
Net increase (decrease) in net assets
  resulting from operations                         $241,833     (195,601)
                                                    =====================


[FN]
               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 50

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                 Period from
                                                                  the Date
                                                                 of Deposit,
                                                                  Sept. 29,
                                                   Year ended      1993 to
                                                    Aug. 31,      Aug. 31,
                                                      1995           1994

Net increase (decrease) in net assets resulting
    from operations:
  Investment income - net                           $148,828       138,840
  Net realized gain (loss) on investments             (4,962)            -
  Change in unrealized appreciation
    or depreciation on investments                    97,967      (334,441)
                                                  ________________________
                                                     241,833      (195,601)

Distributions to unit holders:
  Investment income - net                           (149,060)     (131,757)
  Principal from investment transactions              (3,137)            -
                                                  ________________________
                                                    (152,197)     (131,757)

Unit redemptions (41 and 2 in 1995
    and 1994, respectively):
  Principal portion                                  (35,189)       (1,663)
  Net interest accrued                                  (181)           (7)
                                                  ________________________
                                                     (35,370)       (1,670)
                                                  ________________________

Total increase (decrease) in net assets               54,266      (329,028)

Net assets:
  At the beginning of the period                   2,560,590     2,889,618
                                                  ________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $7,483 and $5,413
    at August 31, 1995 and 1994,
    respectively)                                 $2,614,856     2,560,590
                                                  ========================

Trust units outstanding at the end of the period       3,021         3,062


[FN]
               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 50

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, September 29, 1993. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to United States Trust Company of New York which is based on $.99 per Unit. Effective September 1, 1995, The Chase Manhattan Bank (National Association) will succeed United States Trust Company of New York as Trustee; the Trustee fees will not be affected by the change. Additionally, a fee of $896 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized depreciation at August 31, 1995 follows:

               Unrealized depreciation                           $(236,474)
               Unrealized appreciation                                   -
                                                                 _________

                                                                 $(236,474)
                                                                 =========


3.  Insurance

All issues of bonds in the portfolio are insured under insurance obtained by the issuer of the bonds (see Note (c) to portfolio). Such insurance coverage continues in force so long as the bonds are outstanding and the insurer remains in business.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus Purchased Interest as described below, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

Purchased Interest -

Purchased interest represents the accrued interest on the underlying bonds as of the Date of Deposit and the net interest accrued to October 6, 1993, the first settlement date; such amounts totaled $21,224 and $3,032, respectively, resulting in purchased interest of $24,256 on the original 3,064 units of the Trust. Purchased interest was included in the original public offering price paid by unit holders and will not be distributed to unit holders until the termination of the Trust or until units are redeemed. Purchased interest on 3,021 units at August 31, 1995, totaling $23,916, represents a liability of the Trust.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly. Such income distributions per unit, on an accrual basis, totaled $48.92 and $42.02 during the periods ended August 31, 1995 and 1994, respectively. The initial distribution to unit holders, $1.22 per unit, was paid on October 31, 1993 to all unit holders of record on October 15, 1993.

Selected data for a unit of the Trust
  outstanding throughout each period -

                                                                 Period from
                                                                  the Date
                                                                 of Deposit,
                                                                  Sept. 29,
                                                  Year ended       1993 to
                                                   Aug. 31,       Aug. 31,
                                                     1995            1994

Interest income                                    $50.93          $46.94
Expenses                                            (2.01)          (1.61)
                                                  _______________________
    Investment income - net                         48.92           45.33

Distributions to unit holders:
  Investment income - net                          (48.92)         (43.01)*
  Principal from investment transactions            (1.03)              -

Net gain (loss) on investments                      30.34         (109.16)
                                                  _______________________
    Total increase (decrease) in net assets         29.31         (106.84)

Net assets:
  Beginning of the period                          836.25          943.09
                                                  _______________________

  End of the period                               $865.56          836.25
                                                  =======================

[FN]

*Includes $.99 payable to unit holders representing net interest accrued to October 6, 1993, the first settlement date of the Trust.

                     THE FIRST TRUST COMBINED SERIES 199
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 50

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    (National Association)
                                    770 Broadway
                                    New York, New York  10003

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                     THE FIRST TRUST COMBINED SERIES 199
                          THE FIRST TRUST ADVANTAGE
                SOUTH CAROLINA TRUST, SERIES 1 - INTERMEDIATE
                                 1,945 UNITS

PROSPECTUS
Part One
Dated December 20, 1995

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from South Carolina State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust Advantage, South Carolina Trust, Series 1 - Intermediate (the "Trust") is a fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of South Carolina, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from South Carolina State and local income taxes under existing law. At November 16, 1995, each Unit represented a 1/1,945 undivided interest in the principal and net income of the Trust (see "The Fund" in Part
Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust, plus Purchased Interest, divided by the number of Units outstanding, plus a sales charge of 4.5% of the Public Offering Price (4.712% of the amount invested). At November 16, 1995, the Public Offering Price per Unit was $837.91 plus net interest accrued to date of settlement (three business days after such date) of $.11 (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders was 4.87% per annum on November 16, 1995. Estimated Long-Term Return to Unit holders was 3.83% per annum on November 16, 1995. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust; and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 199
                          THE FIRST TRUST ADVANTAGE
                SOUTH CAROLINA TRUST, SERIES 1 - INTERMEDIATE
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 1995
                       Sponsor:  Nike Securities, L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $1,850,000
Number of Units                                                          1,945
Fractional Undivided Interest in the Trust per Unit                    1/1,945
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $1,548,912
  Aggregate Value of Bonds per Unit                                    $796.36
  Purchased Interest                                                    $7,460
  Purchased Interest per Unit                                            $3.84
  Sales Charge 4.712% (4.5% of Public Offering Price)                   $37.71
  Public Offering Price per Unit                                       $837.91*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($37.71 less than the Public Offering Price per Unit)                $800.20*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $561,000

Date Trust Established                                      September 29, 1993
Mandatory Termination Date                                   December 31, 2042
Evaluator's Fee: $842 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an                                  Maximum of $.25
  affiliate of the Sponsor                                   per Unit annually

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 199
                          THE FIRST TRUST ADVANTAGE
                SOUTH CAROLINA TRUST, SERIES 1 - INTERMEDIATE
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 1995
                       Sponsor:  Nike Securities, L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


PER UNIT INFORMATION

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                                    $42.87
  Less: Estimated Annual Expense                                       $2.07
  Estimated Net Annual Interest Income                                $40.80
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                                $40.80
  Divided by 12                                                        $3.40
Estimated Daily Rate of Net Interest Accrual                            $.1133
Estimated Current Return Based on Public
  Offering Price                                                        4.87%
Estimated Long-Term Return Based on Public
  Offering Price                                                        3.83%

Trustee's Annual Fee:  $1.13 per Unit.
Computation Dates:  Fifteenth day of the month.
Distribution Dates:  Last day of the month.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 199, The First Trust Advantage,
South Carolina Trust, Series 1 - Intermediate

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 199, The First Trust Advantage, South Carolina Trust, Series 1 - Intermediate as of August 31, 1995, and the related statements of operations and changes in net assets for the period from the Date of Deposit, September 29, 1993, to August 31, 1994. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 199, The First Trust Advantage, South Carolina Trust, Series 1 - Intermediate at August 31, 1995, and the results of its operations and changes in its net assets for the year then ended and for the period from the Date of Deposit, September 29, 1993, to August 31, 1994, in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
November 10, 1995

                     THE FIRST TRUST COMBINED SERIES 199
                          THE FIRST TRUST ADVANTAGE
                SOUTH CAROLINA TRUST, SERIES 1 - INTERMEDIATE

                     STATEMENTS OF ASSETS AND LIABILITIES

                               August 31, 1995


                                    ASSETS

Municipal bonds, at market value (cost $1,918,102)
  (Note 1)                                                        $1,867,516
Accrued interest                                                      24,011
                                                                  __________
                                                                   1,891,527

                          LIABILITIES AND NET ASSETS

Liabilities:
  Cash overdraft                                                      11,269
  Purchased interest                                                   7,721
  Accrued liabilities                                                    208
                                                                  __________
                                                                      19,198
                                                                  __________

Net assets, applicable to 2,013 outstanding units of
    fractional undivided interest:
  Cost of Trust assets (Note 1)                      $1,918,102
  Net unrealized depreciation (Note 2)                  (50,586)
  Distributable funds                                     4,813
                                                     __________

                                                                  $1,872,329
                                                                  ==========

Net asset value per unit                                             $930.12
                                                                  ==========


[FN]
               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 199
                              THE FIRST TRUST ADVANTAGE
                    SOUTH CAROLINA TRUST, SERIES 1 - INTERMEDIATE

                         PORTFOLIO - See notes to portfolio.

                                   August 31, 1995


                                                    Coupon                                  Standard
                                                   interest   Date of       Redemption      & Poor's   Principal     Market
 Name of issuer and title of bond(c)                 rate     maturity    provisions(a)    rating(b)     amount      value
                                                                                          (Unaudited)

City of Charleston, South Carolina, City of
  Charleston Public Facilities Corporation,
  Certificates of Participation (Public
  Improvements Project), Series 1993 (AMBAC
  Insured)                                           4.60%     9/01/2003                      AAA       $190,000     187,130
Horry County, South Carolina, General Obligation
  Refunding, Series 1993B (Unlimited Tax) (MBIA
  Insured)                                           4.55     12/01/2004                      AAA        405,000     392,206
City of Newberry, South Carolina, Combined Public
  Utility System Refunding Revenue, Series 1993A
  (AMBAC Insured)                                    4.30     10/01/2004   2003 @ 101         AAA        235,000     222,624
Richland County, South Carolina, Hospital Revenue
  (Richland Memorial Hospital), Series 1993B
  (MBIA Insured)                                     4.75      6/01/2002                      AAA        290,000     291,139
South Carolina Public Service Authority, Revenue,
  1993 Refunding Series C (AMBAC Insured)            4.50      1/01/2003                      AAA        390,000     380,944
York County, South Carolina, General Obligation
  of 1993 (Unlimited Tax)                            4.40      6/01/2002   2001 @ 102         A-         405,000     393,473
                                                                                                      ______________________

                                                                                                      $1,915,000   1,867,516
                                                                                                      ======================


                     THE FIRST TRUST COMBINED SERIES 199
                          THE FIRST TRUST ADVANTAGE
                SOUTH CAROLINA TRUST, SERIES 1 - INTERMEDIATE

                              NOTES TO PORTFOLIO

                               August 31, 1995



(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption provisions under specified unusual or extraordinary circumstances. None of the Bonds in the Trust are subject to call within five years.

(b)   The ratings shown are those effective at August 31, 1995.

(c) The Trust consists of six obligations of issuers located in South Carolina. Two of the Bonds in the Trust, aggregating approximately 42% of the aggregate principal amount of the Bonds in the Trust, are general obligations of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Utility 1; Health Care, 1; and Miscellaneous, 2. Each of five Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 90%. The two largest such issues represent approximately 21% each.



[FN]
               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 199
                          THE FIRST TRUST ADVANTAGE
                SOUTH CAROLINA TRUST, SERIES 1 - INTERMEDIATE

                           STATEMENTS OF OPERATIONS

                                                                 Period from
                                                                  the Date
                                                                 of Deposit,
                                                                  Sept. 29,
                                                  Year ended       1993 to
                                                   Aug. 31,       Aug. 31,
                                                     1995            1994

Interest income                                    $95,307          116,592

Expenses:
  Trustee's fees and related expenses               (3,363)          (3,020)
  Evaluator's fees                                    (842)             (37)
  Supervisory fees                                    (595)            (674)
                                                  _________________________
    Investment income - net                         90,507          112,861

Net gain (loss) on investments:
  Net realized gain (loss)                         (38,742)         (40,751)
  Change in unrealized appreciation or
    depreciation                                    77,020         (127,606)
                                                  _________________________
                                                    38,278         (168,357)
                                                  _________________________
Net increase (decrease) in net assets
  resulting from operations                       $128,785          (55,496)
                                                  =========================


[FN]
               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 199
                          THE FIRST TRUST ADVANTAGE
                SOUTH CAROLINA TRUST, SERIES 1 - INTERMEDIATE

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                 Period from
                                                                  the Date
                                                                 of Deposit,
                                                                  Sept. 29,
                                                  Year ended       1993 to
                                                   Aug. 31,       Aug. 31,
                                                     1995            1994

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                            $90,507       112,861
  Net realized gain (loss) on investments            (38,742)      (40,751)
  Change in unrealized appreciation or
  depreciation on investments                         77,020      (127,606)
                                                 _________________________
                                                     128,785       (55,496)

Distributions to unit holders:
  Investment income - net                           (91,035)      (106,160)
  Principal from investment transactions             (2,371)             -
-
                                                 _________________________
                                                    (93,406)      (106,160)

Unit redemptions (365 and 559
    in 1995 and 1994, respectively):
  Principal portion                                (318,818)      (490,502)
  Net interest accrued                               (1,697)        (1,579)
                                                 _________________________
                                                   (320,515)      (492,081)
                                                 _________________________
Total increase (decrease) in net assets            (285,136)      (653,737)

Net assets:
  At the beginning of the period                  2,157,465      2,811,202
                                                 _________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $4,813 and $5,076
    at August 31, 1995 and 1994,
    respectively)                                $1,872,329      2,157,465
                                                 =========================

Trust units outstanding at the end of
  the period                                          2,013          2,378


[FN]
               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 199
                          THE FIRST TRUST ADVANTAGE
                SOUTH CAROLINA TRUST, SERIES 1 - INTERMEDIATE

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, September 29, 1993. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to United States Trust Company of
New York which is based on $1.13 per Unit.    Effective September 1, 1995, The
Chase Manhattan Bank (National Association) will succeed United States Trust Company of New York as Trustee; the Trustee fees will not be affected by the change. Additionally, a fee of $842 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized depreciation at August 31, 1995 follows:

               Unrealized depreciation                            $(50,586)
               Unrealized appreciation                                   -
                                                                  ________

                                                                  $(50,586)
                                                                  ========


3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus Purchased Interest as described below, plus a sales charge of 3.9% of the public offering price which is equivalent to approximately 4.058% of the net amount invested.

Purchased Interest -

Purchased interest represents the accrued interest on the underlying bonds as of the Date of Deposit and the net interest accrued to October 6, 1993, the first settlement date; such amounts totaled $8,867 and $2,398, respectively, resulting in purchased interest of $11,265 on the original 2,937 units of the trust. Purchased interest was included in the original public offering price paid by unit holders and will not be distributed to unit holders until the termination of the Trust or until units are redeemed. Purchased interest on 2,013 units at August 31, 1995, totaling $7,721, represents a liability of the Trust.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly. Such income distributions per unit, on an accrual basis, totaled $41.15 and $35.33 during the periods ended August 31, 1995 and 1994, respectively. The initial distribution to unit holders, $1.03 per unit, was paid on October 31, 1993 to all unit holders of record on October 15, 1993.

Selected data for a unit of the Trust
  outstanding throughout each period -

                                                                 Period from
                                                                  the Date
                                                                 of Deposit,
                                                                  Sept. 29,
                                                  Year ended       1993 to
                                                   Aug. 31,       Aug. 31,
                                                     1995            1994

Interest income                                     $43.31          $40.26
Expenses                                             (2.18)          (1.29)
                                                   _______________________
    Investment income - net                          41.13           38.97

Distributions to unit holders:
  Investment income - net                           (41.15)         (36.15)*
  Principal from investment transactions             (1.11)              -

Net gain (loss) on investments                       23.99          (52.73)
                                                   _______________________
    Total increase (decrease) in net assets          22.86          (49.91)

Net assets:
  Beginning of the period                           907.26          957.17
                                                   _______________________

  End of the period                                $930.12          907.26
                                                   =======================

[FN]

*Includes $.82 payable to unit holders representing net interest accrued to October 6, 1993, the first settlement date of the Trust.

                     THE FIRST TRUST COMBINED SERIES 199
                          THE FIRST TRUST ADVANTAGE
                SOUTH CAROLINA TRUST, SERIES 1 - INTERMEDIATE

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    (National Association)
                                    770 Broadway
                                    New York, New York  10003

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.





     THE FIRST TRUST (Registered Trademark) COMBINED SERIES

                  Supplement to the Prospectus


      Commencing September 1, 1995, The Chase Manhattan Bank (National Association) became successor to United States Trust Company of New York as Trustee of each Series of The First Trust Combined Series. This change will have no material effect upon Unit holders of a Series of The First Trust Combined Series. In addition, the address and phone number for the Trustee listed in the Prospectus will remain the same.

September 5, 1995



     The First Trust (registered trademark) Combined Series

PROSPECTUS                              NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                        ONLY BE USED WITH PART ONE
Dated March 13, 1995                                        AND PART THREE


IN THE OPINION OF COUNSEL, INTEREST INCOME TO THE TRUSTS AND TO
THE UNIT HOLDERS, WITH CERTAIN EXCEPTIONS, IS EXEMPT UNDER EXISTING LAW FROM ALL FEDERAL INCOME TAXES. IN ADDITION, THE INTEREST INCOME
TO THE TRUSTS IS, IN THE OPINION OF SPECIAL COUNSEL, EXEMPT TO
THE EXTENT INDICATED FROM STATE AND LOCAL TAXES WHEN HELD BY RESIDENTS OF THE STATE IN WHICH THE ISSUERS OF THE BONDS IN SUCH TRUSTS
ARE LOCATED. CAPITAL GAINS, IF ANY, ARE SUBJECT TO TAX.

THE FIRST TRUST COMBINED SERIES (the "Fund") consists of underlying separate unit investment trusts (the "Trusts"). The various trusts are collectively referred to herein as the "Trusts" while all Trusts that are not designated as "The First Trust Advantage" are sometimes collectively referred to herein as the "Insured
Trusts" and a Trust with the name designation of "The First Trust of Insured Municipal Bonds, Discount Trust" or "The First Trust
Advantage: Discount Trust" is sometimes referred to herein as a "Discount Trust." Each Trust consists of a portfolio of interest-bearing obligations, issued by or on behalf of states and territories of the United States, and political subdivisions and authorities thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes under existing law although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Alternative Minimum Tax. In addition, the interest income of each Trust is, in the opinion of Special Counsel, exempt to the extent indicated from state and local income taxes when held by residents of the state in which the issuers of the Bonds in such Trust are located. The securities in a Discount Trust are acquired at prices which result in a Discount Trust portfolio, as a whole, being purchased at a deep discount from the aggregate par value of such Securities although a substantial portion of the Securities in a Discount Trust portfolio may be acquired at a premium over the par value of such Securities. All of the Bonds in an Intermediate Trust mature within 8 to 12 years of the Initial
Date of Deposit. All of the Bonds in a Short Intermediate Trust mature within 3 to 6 years of the Initial Date of Deposit. All of the Bonds in a Long Intermediate Trust mature within 10 to 15 years of the Initial Date of Deposit. The portfolio for each Trust, essential information based thereon and financial statements, including a report of independent auditors relating to the series of the Fund offered hereby, are contained in Part One to which reference should be made for such information.

INSURANCE GUARANTEEING THE SCHEDULED PAYMENTS OF PRINCIPAL AND
INTEREST ON ALL BONDS IN THE PORTFOLIO OF EACH INSURED TRUST HAS
BEEN OBTAINED FROM FINANCIAL GUARANTY INSURANCE COMPANY AND/OR
AMBAC INDEMNITY CORPORATION BY THE INSURED TRUSTS OR WAS DIRECTLY OBTAINED BY THE BOND ISSUER, THE UNDERWRITERS, THE SPONSOR OR
OTHERS PRIOR TO THE INITIAL DATE OF DEPOSIT FROM FINANCIAL GUARANTY INSURANCE COMPANY, AMBAC INDEMNITY CORPORATION, OR OTHER INSURERS
(THE "PREINSURED BONDS"). INSURANCE OBTAINED BY AN INSURED TRUST APPLIES ONLY WHILE BONDS ARE RETAINED IN SUCH TRUST, WHILE INSURANCE
ON PREINSURED BONDS IS EFFECTIVE SO LONG AS SUCH BONDS ARE OUTSTANDING. PURSUANT TO AN IRREVOCABLE COMMITMENT OF FINANCIAL GUARANTY INSURANCE COMPANY, AND/OR AMBAC INDEMNITY CORPORATION IN THE EVENT OF A
SALE OF A BOND INSURED UNDER AN INSURANCE POLICY OBTAINED BY AN
INSURED TRUST, THE TRUSTEE HAS THE RIGHT TO OBTAIN PERMANENT INSURANCE FOR SUCH BOND UPON THE PAYMENT OF A SINGLE PREDETERMINED INSURANCE PREMIUM FROM THE PROCEEDS OF THE SALE OF SUCH BOND. THE INSURANCE,
IN EITHER CASE, RELATES ONLY TO THE BONDS IN THE INSURED TRUSTS
AND NOT TO THE UNITS OFFERED HEREBY. AS A RESULT OF SUCH INSURANCE,
THE UNITS OF EACH INSURED TRUST HAVE RECEIVED A RATING OF "AAA"
BY STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL,
INC. ("STANDARD & POOR'S"). SEE "WHY AND HOW ARE THE INSURED TRUSTS INSURED?" ON PAGE 14. NO REPRESENTATION IS MADE AS TO ANY INSURER'S ABILITY TO MEET ITS COMMITMENTS.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

For convenience the Prospectus is divided into sections which give general information about the Fund and specific information such as the public offering price, distributions and tax status for each Trust.

The Objectives of the Fund are conservation of capital through investment in portfolios of tax-exempt bonds and income exempt from Federal and applicable state and local income taxes although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Federal Alternative Minimum Tax. ACCORDINGLY, CERTAIN ARKANSAS, IDAHO, KANSAS, MAINE, MISSISSIPPI AND NEBRASKA TRUSTS MAY BE APPROPRIATE ONLY FOR INVESTORS WHO ARE NOT SUBJECT TO THE ALTERNATIVE MINIMUM TAX. CERTAIN BONDS IN THE OKLAHOMA TRUSTS ARE SUBJECT TO OKLAHOMA STATE INCOME TAXES. The payment of interest and the preservation of principal are, of course, dependent upon the continuing ability of the issuers, obligors and/or insurers to meet their respective obligations.

Distributions to Unit holders may be reinvested as described herein. See "How Can Distributions to Unit Holders be Reinvested?"

The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of each Trust. In the absence of such a market, a Unit holder will nonetheless be able to dispose of the Units through redemption at prices based upon the bid prices of the underlying Bonds. See "How May Units be Redeemed?" With respect to each Insured Trust, neither the bid nor offering prices of the underlying Bonds or of the Units, absent situations in which Bonds are in default in payment of principal or interest or in significant risk of such default, include value attributable to the portfolio insurance obtained by such Trust. See "Why and How are the Insured Trusts Insured?"

                 The First Trust Combined Series

What is The First Trust Combined Series?

The First Trust Combined Series (the "Fund") is one of a series of investment companies created by the Sponsor under the name of The First Trust Combined Series, all of which are generally similar but each of which is separate and is designated by a different series number. This Series consists of underlying separate unit investment trusts (such Trusts being collectively referred to herein as the "Fund"). Each Series was created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P., as Sponsor, United States Trust Company of New York, as Trustee, Securities Evaluation Service, Inc., as Evaluator and First Trust Advisors L.P., as Portfolio Supervisor. Only Units of a National
Trust may be offered for sale to residents of the State of Illinois.
Only Units of an Indiana Trust and/or a National Trust may be offered for sale to residents of the State of Indiana. Only Units of a Virginia Trust and/or a National Trust may be offered for sale to residents of the State of Virginia. Only Units of a Washington Trust and/or a National Trust may be offered for sale to residents of Washington. On the Initial Date of Deposit, the Sponsor deposited with the Trustee interest-bearing obligations, including delivery statements relating to contracts for the purchase of certain such obligations and irrevocable letters of credit issued by a financial institution in the amounts required for such purchases (the "Bonds").
The Trustee thereafter credited the account of the Sponsor for Units of each Trust representing the entire ownership of the Fund which Units are being offered hereby.

The objectives of the Fund are Federal tax-exempt income and state and local tax-exempt income and conservation of capital through investment in portfolios of interest-bearing obligations issued by or on behalf of the state for which such Trust is named (collectively, the "State Trusts"), and counties, municipalities, authorities and political subdivisions thereof, the Commonwealth of Puerto
Rico and other territories or municipalities of the United States, or authorities or political subdivisions thereof, the interest on which obligations is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income tax and, where applicable, state and local taxes under existing law although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Alternative Minimum Tax and certain Bonds in the Oklahoma Trusts are subject to Oklahoma
State Income Taxes. The current market value of certain of the obligations in a Discount Trust were significantly below face value when the obligations were acquired by such Trust. The prices at which the obligations are acquired result in a Discount Trust's portfolio, as a whole, being purchased at a deep discount from the aggregate par value of such Securities although a substantial portion of the Securities in a Discount Trust portfolio may be acquired at a premium over the par value of such Securities. Insurance guaranteeing the scheduled payment of all principal and interest on Bonds in the Trusts with the name designation of "The First
Trust of Insured Municipal Bonds," "The First Trust of Insured
Municipal Bonds-Intermediate" or "The First Trust of Insured Municipal Bonds-Multi-State" (the "Insured Trusts") has been obtained by such Trusts from Financial Guaranty Insurance Company ("Financial Guaranty") and/or AMBAC Indemnity Corporation ("AMBAC Indemnity") or was obtained directly by the Bond issuer, the underwriters, the Sponsor or others prior to the Initial Date of Deposit from Financial Guaranty, AMBAC Indemnity, or other insurers (the "Preinsured Bonds"). NO PORTFOLIO INSURANCE POLICY HAS BEEN OBTAINED BY THE
TRUSTS WITH THE NAME DESIGNATION OF "THE FIRST TRUST ADVANTAGE"
(THE "ADVANTAGE TRUSTS"). The portfolio insurance obtained by the Insured Trusts is effective only while the Bonds thus insured are held in such Trusts, while insurance on Preinsured Bonds is effective so long as such Bonds are outstanding. See "Why and How are the Insured Trusts Insured?" THERE IS, OF COURSE, NO GUARANTEE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED. AN INVESTMENT IN
THE FUND SHOULD BE MADE WITH AN UNDERSTANDING OF THE RISKS WHICH
AN INVESTMENT IN FIXED RATE LONG-TERM DEBT OBLIGATIONS MAY ENTAIL, INCLUDING THE RISK THAT THE VALUE OF THE UNITS WILL DECLINE WITH INCREASES IN INTEREST RATES.

Neither the Public Offering Price of the Units of an Insured Trust nor any evaluation of such Units for purposes of repurchases or redemptions reflects any element of value for the insurance obtained by such Trust unless Bonds are in default in payment of principal or interest or in significant risk of such default. See "Public Offering-How is the Public Offering Price Determined?" On the other hand, the value of insurance obtained by the Bond issuer, the underwriters, the Sponsor or others is reflected and included in the market value of such Bonds.

Insurance obtained by an Insured Trust or by the Bond issuer, the underwriters, the Sponsor or others is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security therefor. If an issue is accepted for insurance, a noncancelable policy for the scheduled payment of interest and principal on the Bonds is issued by the insurer.
A single premium is paid by the Bond issuer, the underwriters, the Sponsor or others for Preinsured Bonds and a monthly premium is paid by each Insured Trust for the insurance obtained by such Trust except for Bonds in such Trust which are insured by the Bond issuer, the underwriters, the Sponsor or others in which case no premiums for insurance are paid by such Trust. Upon the sale of a Bond insured under the insurance policy obtained by an Insured Trust, the Trustee has the right to obtain permanent insurance from Financial Guaranty and/or AMBAC Indemnity with respect to such Bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. Accordingly, any Bond in an Insured Trust of the Fund is eligible to be sold on an insured basis. Standard & Poor's and Moody's Investors Service, Inc. have rated the claims-paying ability of Financial Guaranty and AMBAC Indemnity "AAA" and "Aaa," respectively. See "Why and How are the Insured Trusts Insured?"

In selecting Bonds, the following facts, among others, were considered:
(i) the Standard & Poor's rating or Fitch Investors Service, Inc.'s rating of the Bonds was in no case less than "BBB" in the case of an Insured Trust (or an Arkansas, Kansas or Maine Advantage
Trust) and "A-" in the case of other Advantage Trusts, or the Moody's Investors Service, Inc. rating of the Bonds was in no case less than "Baa" in the case of an Insured Trust (or an Arkansas, Kansas or Maine Advantage Trust) and "A" in the case of other
Advantage Trusts, including provisional or conditional ratings, respectively, or, if not rated, the Bonds had, in the opinion of the Sponsor, credit characteristics sufficiently similar to the credit characteristics of interest-bearing tax-exempt obligations that were so rated as to be acceptable for acquisition by the Fund (see "Description of Bond Ratings"); (ii) the prices of the
Bonds relative to other bonds of comparable quality and maturity;
(iii) with respect to the Insured Trusts, the availability and cost of insurance of the principal and interest on the Bonds and
(iv) the diversification of Bonds as to purpose of issue and location of issuer. Subsequent to the Initial Date of Deposit, a Bond may cease to be rated or its rating may be reduced below the minimum required as of the Initial Date of Deposit. Neither event requires elimination of such Bond from the portfolio, but may be considered in the Sponsor's determination as to whether or not to direct the Trustee to dispose of the Bond. See "Rights of Unit Holders-How
May Bonds be Removed from the Fund?" The Portfolio appearing in
Part One contains Bond ratings, when available, for the Bonds listed at the date shown.

Certain of the Bonds in the Trusts may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount bonds at the time they were purchased and deposited in the Trust were lower than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued comparable bonds increase, the market discount of previously issued bonds will become greater, and if such interest rates for newly issued comparable bonds decline, the market discount of previously issued bonds will be reduced, other things being equal. Investors should also note that the value of bonds purchased at a market discount will increase in value faster than bonds purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of bonds purchased at a market discount will decrease faster than bonds purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium bonds and the prepayment benefit for lower yielding, discount bonds will be reduced. A discount bond held to maturity will have a larger portion of its total return in the form of taxable income and capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. See "What is the Federal Tax

Status of Unit Holders?" appearing in Part Three for each Trust. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Bonds.

Certain of the Bonds in the Trusts may be original issue discount bonds. Under current law, the original issue discount, which is the difference between the stated redemption price at maturity and the issue price of the Bonds, is deemed to accrue on a daily basis and the accrued portion is treated as tax-exempt interest income for Federal income tax purposes. On sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain unless the gain is attributable to market discount in which case the accretion of market discount is taxable as ordinary income. See "What is the Federal Tax Status of Unit Holders?" appearing in Part Three for each Trust. The current value of an original discount bond reflects the present value of its stated redemption price at maturity. The market value tends to increase in greater increments as the Bonds approach maturity.

Certain of the original issue discount bonds may be Zero Coupon
Bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds and money discount maturity payment bonds). Zero Coupon Bonds do not provide for the payment of any current interest and generally provide for payment at maturity at face value unless sooner sold or redeemed. Zero Coupon Bonds may be subject to more price volatility than conventional bonds. While some types of Zero Coupon Bonds, such as multipliers and capital appreciation bonds, define par as the initial offering price rather than the maturity value, they share the basic Zero Coupon bond features of (1) not paying interest on a semi-annual basis and
(2) providing for the reinvestment of the bond's semi-annual earnings at the bond's stated yield to maturity. While Zero Coupon Bonds are frequently marketed on the basis that their fixed rate of return minimizes reinvestment risk, this benefit can be negated in large part by weak call protection, i.e., a bond's provision for redemption at only a modest premium over the accreted value of the bond.

Certain of the Bonds in the Trusts may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium bonds at the time they were purchased and deposited in the Trusts were higher than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued and otherwise comparable bonds decrease, the market premium of previously issued bonds will be increased, and if such interest rates for newly issued comparable bonds increase, the market premium of previously issued bonds will be reduced, other things being equal. The current returns of bonds trading at a market premium are initially higher than the current returns of comparable bonds of a similar type issued at currently prevailing interest rates because premium bonds tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium bond at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed
Bonds have an offering side valuation which represents a premium over par or for original issue discount Bonds a premium over the accreted value. To the extent that the Bonds were deposited in the Fund at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared to the original Public Offering Price of the Units. Because premium bonds generally pay a higher rate of interest than bonds priced at or below par, the effect of the redemption of premium bonds would be to reduce Estimated Net Annual Unit Income by a greater percentage than the par amount of such bonds bears to the total par amount of Bonds in the Trust. Although the actual impact of any such redemptions that may occur will depend upon the specific Bonds that are redeemed, it can be anticipated that the Estimated Net Annual Unit Income will be significantly reduced after the dates on which such Bonds are eligible for redemption. The Trust may be required to sell
Zero Coupon Bonds prior to maturity (at their current market price which is likely to be less than their par value) in the event that all the Bonds in the portfolio other than the Zero Coupon
Bonds are called or redeemed in order to pay expenses of the Trust or in case the Trust is terminated. See "Rights of Unit Holders-How May Bonds be Removed from the Fund?" and "Other Information-How May the Indenture be Amended or Terminated?" See the "Portfolio" appearing in Part
One for each Trust for the earliest scheduled call date and the initial redemption price for each Bond or, for the Bonds that are currently redeemable, the next scheduled call date and the current redemption price.

Certain of the Bonds in the Trusts may be general obligations of a governmental entity that are backed by the taxing power of such entity. All other Bonds in the Trusts are revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. There are, of course, variations in the security of the different Bonds in the Fund, both within a particular classification and between classifications, depending on numerous factors.

Certain of the Bonds in the Trusts may be health care revenue bonds. Ratings of bonds issued for health care facilities are sometimes based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs. Pursuant to recent Federal legislation, Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to such legislation Medicare reimbursements were based on the actual costs incurred by the health facility. The current legislation may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program.

Certain of the Bonds in the Trusts may be single family mortgage revenue bonds, which are issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these Bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such Bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. The redemption price of such issues may be more or less than the offering price of such Bonds. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period or, in some cases, from the sale by the Bond issuer of the mortgage loans. Failure of the originating financial institutions to make mortgage loans would be due principally to the interest rates on mortgage loans funded from other sources becoming competitive with the interest rates on the mortgage loans funded with the proceeds of the single family mortgage revenue bonds. Additionally, unusually high rates of default on the underlying mortgage loans may reduce revenues available for the payment of principal of or interest on such mortgage revenue bonds. Single family mortgage revenue bonds issued after December 31, 1980 were issued under Section 103A of the Internal Revenue Code, which Section contains certain ongoing requirements relating to the use of the proceeds of such Bonds in order for the interest on such Bonds to retain its tax-exempt status. In each case, the issuer of the Bonds has covenanted to comply with applicable ongoing requirements and bond counsel to such issuer has issued an opinion that the interest on the Bonds is exempt from Federal income tax under existing laws and regulations. There can be no assurances that the ongoing requirements will be met. The failure to meet these requirements could cause the interest on the Bonds to become taxable, possibly retroactively from the date of issuance.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are primarily derived from mortgage loans to housing projects for low to moderate income families. The ability of such issuers to make debt service payments will be affected by events and conditions affecting financed projects, including, among other things, the achievement and maintenance of sufficient occupancy levels and adequate rental income, increases in taxes, employment and income conditions prevailing in local labor markets, utility costs and other operating expenses, the managerial ability of project managers, changes in laws and governmental regulations, the appropriation of subsidies and social and economic trends affecting the localities in which the projects are located. The occupancy of housing projects may be adversely affected by high rent levels and income limitations imposed under Federal and state programs. Like single family mortgage revenue bonds, multi-family mortgage revenue bonds are subject to redemption and call features, including extraordinary mandatory redemption features, upon prepayment, sale or non-origination of mortgage loans as well as upon the occurrence of other events. Certain issuers of single or multi-family housing bonds have considered various ways to redeem bonds they have issued prior to the stated first redemption dates for such bonds. In one situation the New York City Housing Development Corporation, in reliance on its interpretation of certain language in the indenture under which one of its bond issues was created, redeemed all of such issue at par in spite of the fact that such indenture provided that the first optional redemption was to include a premium over par and could not occur prior to 1992. In connection with the housing Bonds held by a Trust, the Sponsor has not had any direct communications with any of the issuers thereof, but at the date hereof it is not aware that any of the respective issuers of such Bonds are actively considering the redemption of such Bonds prior to their respective stated initial call dates. However, there can be no assurance that an issuer of a Bond in a Trust will not attempt to so redeem a Bond in a Trust.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are derived from the sale of water and/or sewerage services. Water and sewerage bonds are generally payable from user fees. Problems faced by such issuers include the ability to obtain timely and adequate rate increases, population decline resulting in decreased user fees, the difficulty of financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, the increasing difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no-growth" zoning ordinances. All of such issuers have been experiencing certain of these problems in varying degrees.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are primarily derived from the sale of electric energy. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of return on an approved asset base. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the difficulty in financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, increased competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, Federal, state and municipal governmental authorities may from time to time review existing and impose additional regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of such Bonds to make payments of principal and/or interest on such Bonds.

Certain of the Bonds in the Trusts may be lease obligations issued for the most part by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the governmental authorities are financing vehicles created solely for the construction of buildings (schools, administrative offices, convention centers and prisons, for example) or the purchase of equipment (police cars and computer systems, for example) that will be used by a state or local government (the "lessee"). Thus, these obligations are subject to the ability and willingness of the lessee government to meet its lease rental payments which include debt service on the obligations. Lease obligations are subject, in almost all cases, to the annual appropriation risk, i.e., the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year. These obligations are also subject to construction and abatement risk in many states-rental obligations cease in the event that delays in building, damage, destruction or condemnation of the project prevents its use by the lessee.
In these cases, insurance provisions designed to alleviate this risk become important credit factors. In the event of default by the lessee government, there may be significant legal and/or practical difficulties involved in the re-letting or sale of the project. Some of these issues, particularly those for equipment purchases, contain the so-called "substitution safeguard," which bars the lessee government, in the event it defaults on its rental payments, from the purchase or use of similar equipment for a certain period of time. This safeguard is designed to insure that the lessee government will appropriate, even though it is not legally obligated to do so, but the legality of the safeguard remains untested in most, if not all, states.

Certain of the Bonds in the Trusts may be industrial revenue bonds ("IRBs"), including pollution control revenue bonds, which are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the IRBs to the extent that funds are available from the unexpended proceeds of the IRBs or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments to the issuer are designed to be sufficient to meet the payments of amounts due on the IRBs. Regardless of the structure, payment of IRBs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or environmentally-caused illnesses, extensive competition and financial deterioration resulting from a complete restructuring pursuant to a leveraged buy-out, takeover or otherwise. Such a restructuring may result in the operator of a project becoming highly leveraged which may impact on such operator's creditworthiness, which in turn would have an adverse impact on the rating and/or market value of such Bonds. Further, the possibility of such a restructuring may have an adverse impact on the market for and consequently the value of such Bonds, even though no actual takeover or other action is ever contemplated or affected. The IRBs in a Trust may be subject to special or extraordinary redemption provisions which may provide for redemption at par or, with respect to original issue discount bonds, at issue price plus the amount of original issue discount accreted to the redemption date plus, if applicable, a premium. The Sponsor cannot predict the causes or likelihood of the redemption of IRBs or other Bonds in the Trusts prior to the stated maturity of such Bonds.

Certain of the Bonds in the Trusts may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for leases, occupancy of certain terminal space and service fees. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The Sponsor cannot predict what effect these industry conditions may have on airport revenues which are dependent for payment on the financial condition of the airlines and their usage of the particular airport facility. Similarly, payment on Bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

Certain of the Bonds in the Trusts may be obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. General problems relating to school bonds include litigation contesting the state constitutionality of financing public education in part from ad valorem taxes, thereby creating a disparity in educational funds available to schools in wealthy areas and schools in poor areas. Litigation or legislation on this issue may affect the sources of funds available for the payment of school bonds in the Trusts. General problems relating to college and university obligations would include the prospect of a declining percentage of the population consisting of "college" age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers. All of such issuers have been experiencing certain of these problems in varying degrees.

Certain of the Bonds in the Trusts may be obligations which are payable from and secured by revenues derived from the operation of resource recovery facilities. Resource recovery facilities are designed to process solid waste, generate steam and convert steam to electricity. Resource recovery bonds may be subject to extraordinary optional redemption at par upon the occurrence of certain circumstances, including but not limited to: destruction or condemnation of a project; contracts relating to a project becoming void, unenforceable or impossible to perform; changes in the economic availability of raw materials, operating supplies or facilities necessary for the operation of a project or technological or other unavoidable changes adversely affecting the operation of a project; administrative or judicial actions which render contracts relating to the projects void, unenforceable or impossible to perform; or, impose unreasonable burdens or excessive liabilities. The Sponsor cannot predict the causes or likelihood of the redemption of resource recovery bonds in the Trusts prior to the stated maturity of the Bonds.

Interest on certain of the Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be an item of tax preference for purposes of the Alternative Minimum Tax ("AMT").
The investment by non-AMT individual taxpayers in AMT municipal bonds generally results in a higher yield to such bondholders than non-AMT municipal bonds. Since a portion of the interest from certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts is an AMT preference item, certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts may be more appropriate for investors who are not subject to AMT.

Investors should be aware that many of the Bonds in the Trusts are subject to continuing requirements such as the actual use of Bond proceeds or manner of operation of the project financed from Bond proceeds that may affect the exemption of interest on such Bonds from Federal income taxation. Although at the time of issuance of each of the Bonds in the Trusts an opinion of bond counsel was rendered as to the exemption of interest on such obligations from Federal income taxation, there can be no assurance that the respective issuers or other obligors on such obligations will fulfill the various continuing requirements established upon issuance of the Bonds. A failure to comply with such requirements may cause a determination that interest on such obligations is subject to Federal income taxation, perhaps even retroactively from the date of issuance of such Bonds, thereby reducing the value of the Bonds and subjecting Unit holders to unanticipated tax liabilities.

Because certain of the Bonds may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unit holders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Bond. Certain of the Bonds contained in the Trusts may be subject to being called or redeemed in whole or in part prior to their stated maturities pursuant to optional redemption provisions and sinking fund provisions described in the section in Part One for each Trust entitled "Portfolio" or pursuant to special or extraordinary redemption provisions. A bond subject to optional call is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a bond issue is redeemed, at or before maturity, by the proceeds of a new bond issue. A bond subject to sinking fund redemption is one which is subject to partial call from time to time at par or, in the case of a zero coupon bond, at the accreted value from a fund accumulated for the scheduled retirement of a portion of an issue prior to maturity. Special or extraordinary redemption provisions may provide for redemption at par (or for original issue discount bonds at issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium) of all or a portion of an issue upon the occurrence of certain circumstances. Generally, events that may permit the extraordinary optional redemption of Bonds or may require mandatory redemption of Bonds include, among others:
a final determination that the interest on the Bonds is taxable;
the substantial damage or destruction by fire or other casualty of the project for which the proceeds of the Bonds were used;
an exercise by a local, state or Federal governmental unit of its power of eminent domain to take all or substantially all of the project for which the proceeds of the Bonds were used; changes in the economic availability of raw materials, operating supplies or facilities or technological or other changes which render the operation of the project, for which the proceeds of the Bonds were used, uneconomic; changes in law or an administrative or judicial decree which renders the performance of the agreement under which the proceeds of the Bonds were made available to finance the project impossible or which creates unreasonable burdens or which imposes excessive liabilities, such as taxes, not imposed on the date the Bonds are issued on the issuer of the Bonds or the user of the proceeds of the Bonds; an administrative or judicial decree which requires the cessation of a substantial part of the operations of the project financed with the proceeds of the Bonds;
an overestimate of the costs of the project to be financed with the proceeds of the Bonds resulting in excess proceeds of the Bonds which may be applied to redeem Bonds; or an underestimate of a source of funds securing the Bonds resulting in excess funds which may be applied to redeem Bonds. See also the discussion of single family mortgage and multi-family mortgage revenue bonds above for more information on the call provisions of such bonds.
The exercise of redemption or call provisions will (except to the extent the proceeds of the called Bonds are used to pay for Unit redemptions) result in the distribution of principal and may result in a reduction in the amount of subsequent interest distributions; it may also affect the long-term return and the current return on Units of each Trust. Redemption pursuant to call provisions is more likely to occur, and redemption pursuant to sinking fund provisions may occur, when the Bonds have an offering side valuation which represents a premium over par or for original issue discount bonds a premium over the accreted value. Unit holders may recognize capital gain or loss upon any redemption or call.

To the best knowledge of the Sponsor, there is no litigation pending as of the date hereof in respect of any Bonds which might reasonably be expected to have a material adverse effect upon the Trusts.
At any time after the date hereof, litigation may be initiated on a variety of grounds with respect to Bonds in a Trust. Such litigation, as for example suits challenging the issuance of pollution control revenue bonds under recently-enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. While the outcome of litigation of such nature can never be entirely predicted, the Fund has received opinions of bond counsel to the issuing authority of each Bond on the date of issuance to the effect that such Bonds have been validly issued and that the interest thereon is exempt from Federal income taxes and state and local taxes. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to meet obligations undertaken with respect to the Bonds.

To the extent that any Units of a Trust are redeemed by the Trustee, the fractional undivided interest in such Trust represented by each unredeemed Unit will increase, although the actual interest in such Trust represented by such fraction will remain substantially unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit holder, which may include the Sponsor, or until the termination of the Trust Agreement.

What are Estimated Long-Term Return and Estimated Current Return?

At the date of this Prospectus, the Estimated Current Return and the Estimated Long-Term Return, under the monthly, quarterly (if applicable) and semi-annual (if applicable) distribution plans, are as set forth in Part One attached hereto for each Trust. Estimated Current Return is computed by dividing the Estimated

Net Annual Interest Income per Unit by the Public Offering Price.
Any change in either the Estimated Net Annual Interest Income per Unit or the Public Offering Price will result in a change in the Estimated Current Return. For each Trust, the Public Offering Price will vary in accordance with fluctuations in the prices of the underlying Bonds and the Net Annual Interest Income per Unit will change as Bonds are redeemed, paid, sold or exchanged in certain refundings or as the expenses of each Trust change. Therefore, there is no assurance that the Estimated Current Return indicated in Part One for each Trust will be realized in the future. Estimated Long-Term Return is calculated using a formula which
(1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust; (2) takes into account the expenses and sales charge associated with each Unit of a Trust; and (3) takes into effect the tax-adjusted yield from potential capital gains at the Initial Date of Deposit. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the Estimated Long-Term Return indicated in Part One for each Trust will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current
Return calculations include only Net Annual Interest Income and
Public Offering Price. Neither rate reflects the true return to Unit holders, which is lower, because neither includes the effect of certain delays in distributions to Unit holders.

Record Dates for the distribution of interest under the semi-annual distribution plan (if applicable) are the fifteenth day of June and December, and the Distribution Dates are as set forth in Part
One. It is anticipated that an amount equal to approximately one-half of the amount of net annual interest income per Unit will be distributed on or shortly after each Distribution Date to Unit holders of record on the preceding Record Date. See Part One for each Trust.

Record Dates for monthly distributions are the fifteenth day of each month. Record Dates for quarterly distributions (if applicable) are the fifteenth day of March, June, September and December.
The Distribution Dates for distributions of interest under the monthly and quarterly distribution plans are as indicated in Part One. All Unit holders will receive the first distribution of interest regardless of the plan of distribution chosen and all Unit holders will receive such distributions, if any, from the Principal Account as are made as of the Record Dates for monthly distributions.
See Part One for each Trust.

How are Purchased Interest and Accrued Interest Treated?

Purchased Interest. For The First Trust Combined Series 198-208, each Trust contains an amount of Purchased Interest. Purchased Interest is a portion of the unpaid interest that has accrued on the Bonds from the later of the last payment date on the Bonds or the date of issuance thereof through the First Settlement Date and is included in the calculation of the Public Offering Price. Purchased Interest will be distributed to Unit holders as Units are redeemed or Securities are sold, mature or are called. See "Summary of Essential Information" appearing in Part One for each Trust for the amount of Purchased Interest per Unit for each Trust. Purchased Interest is an element of the determination of the price Unit holders will receive in connection with the sale or redemption of Units prior to the termination of the Trust.

Accrued Interest. Accrued interest is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on Bonds generally is paid semi-annually, although each Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unit holders will receive on the next distribution date of the Trust the amount, if any, of accrued interest paid on their Units.

For The First Trust Combined Series 1-197, except through an advancement of its own funds, the Trustee has no cash for distribution to Unit holders until it receives interest payments on the Bonds in a Trust. The Trustee will recover its advancements without interest or other costs to such Trust from interest received on the Bonds in the Trust. When these advancements have been recovered, regular distributions of interest to

Unit holders will commence. See "Rights of Unit Holders-How are Interest and Principal Distributed?" Interest account balances are established with generally positive cash balances so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with interest distributions.

For The First Trust Combined Series 198-208, in an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unit holders, the Trustee may advance a portion of the accrued interest to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement (other than the Purchased Interest already included therein), less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

For The First Trust Combined Series 209 and subsequent Series, in an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

Because of the varying interest payment dates of the Bonds, accrued interest at any point in time will be greater than the amount of interest actually received by a Trust and distributed to Unit holders. If a Unit holder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the Purchased Interest (if any) and accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds
(including Purchased Interest, if any) held in the Interest Account for distributions to Unit holders and since such Account is non-interest-bearing to Unit holders, the Trustee benefits thereby.

Why and How are the Insured Trusts Insured?

THE FOLLOWING DISCUSSION IS APPLICABLE ONLY TO THE INSURED TRUSTS. THE BONDS IN THE PORTFOLIO OF AN ADVANTAGE TRUST ARE NOT INSURED
BY INSURANCE OBTAINED BY THE FUND.

All Bonds in the portfolio of an Insured Trust are insured as to the scheduled payment of interest and principal by policies obtained by each Insured Trust from Financial Guaranty Insurance Company ("Financial Guaranty" or "FGIC"), a New York stock insurance company, or AMBAC Indemnity Corporation ("AMBAC Indemnity" or
"AMBAC"), a Wisconsin-domiciled stock insurance company, or obtained by the Bond issuer, the underwriters, the Sponsor or others prior to the Initial Date of Deposit directly from Financial Guaranty, AMBAC Indemnity or other insurers (the "Preinsured Bonds"). The insurance policy obtained by each Insured Trust is noncancellable and will continue in force for such Trust so long as such Trust is in existence and the Bonds described in the policy continue to be held by the Trust (see Part One for each Insured Trust). Nonpayment of premiums on the policy obtained by each Insured
Trust will not result in the cancellation of insurance, but will permit Financial Guaranty and/or AMBAC Indemnity to take action against the Trustee to recover premium payments due it. Premium rates for each issue of Bonds protected by the policy obtained by each Insured Trust are fixed for the life of such Trust. The premium for any Preinsured Bonds has been paid in advance by the Bond issuer, the underwriters, the Sponsor or others and any such policy or policies are noncancellable and will continue in force so long as the Bonds so insured are outstanding and the insurer and/or insurers thereof remain in business. If the provider of an original issuance insurance policy is unable to meet its obligations under such policy, or if the rating assigned to the claims-paying ability of such insurer deteriorates, Financial Guaranty and/or
AMBAC Indemnity has no obligation to insure any issue adversely affected by either of the above described events. A monthly premium is paid by each Insured Trust for the insurance obtained by such Trust, which is payable from the interest income received by such Trust. In the case of Preinsured Bonds, beginning with Series
25 and subsequent Series, no premiums for insurance are paid by the Insured Trust.

Financial Guaranty Insurance Company. Under the provisions of the aforementioned portfolio insurance issued by Financial Guaranty, Financial Guaranty unconditionally and irrevocably agrees to pay to Citibank, N.A., or its successor, as its agent (the "Fiscal
Agent"), that portion of the principal of and interest on the Bonds covered by the policy which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Bonds. The term "due for payment" means, when referring to the principal of a Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on a Bond, the stated date for payment of interest, except that when the interest on a Bond shall have been determined, as provided in the underlying documentation relating to such Bond, to be subject to Federal income taxation, "due for payment" also means, when referring to the principal of such Bond, the date on which such Bond has been called for mandatory redemption as a result of such determination of taxability, and when referring to interest on such Bond, the accrued interest at the rate provided in such documentation to the date on which such Bond has been called for such mandatory redemption, together with any applicable redemption premium. The term "due for payment" will not include, when referring to the principal of the Bond or the interest on a Bond, any acceleration of payment, unless such acceleration is at the sole option of Financial Guaranty.

Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse to the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment shall thereupon vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Bond, appurtenant coupon or right to payment of principal or interest on such Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment thereof.

Pursuant to an irrevocable commitment of Financial Guaranty, the Trustee, upon the sale of a Bond covered under a policy obtained by an Insured Trust has the right to obtain permanent insurance with respect to such Bond (i.e., insurance to maturity of the Bonds regardless of the identity of the holder thereof) (the "Permanent Insurance") upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. Accordingly, any Bond in an Insured Trust is eligible to be sold on an insured basis. It is expected that the Trustee will exercise the right to obtain Permanent Insurance only if upon such exercise the Insured Trust would receive net proceeds (sale of Bond proceeds less the insurance premium attributable to the Permanent Insurance ) from such sale in excess of the sale proceeds if such Bonds were sold on an uninsured basis. The insurance premium with respect to each Bond eligible for Permanent Insurance is determined based upon the insurability of each Bond as of the Initial Date of Deposit and will not be increased or decreased for any change in the creditworthiness of such Bond.

Financial Guaranty is a wholly owned subsidiary of FGIC Corporation ("Corporation"), a Delaware holding company. The Corporation is a wholly owned subsidiary of General Electric Capital Corporation ("GECC"). Neither the Corporation nor GECC is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of December 31, 1994, the total capital and surplus of Financial Guaranty was approximately $893,700,000. Copies of Financial Guaranty's financial statements, prepared on the basis of statutory accounting principles, and the Corporation's financial statements, prepared on the basis of generally accepted accounting principles, may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention: Communications Department (telephone number is (212) 312-3000) or to the New York State
Insurance Department at 160 West Broadway, 18th Floor, New York,
New York 10013, Attention: Properties Companies Bureau (telephone number is (212) 621-0389).

In addition, Financial Guaranty is currently authorized to write insurance in all fifty states and in the District of Columbia.

The information relating to Financial Guaranty contained above has been furnished by such corporation. The financial information contained herein with respect to such corporation is unaudited but appears in reports or other materials filed with state insurance regulatory authorities and is subject to audit and review by such authorities. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the date thereof.

AMBAC Indemnity Corporation ("AMBAC Indemnity"). The Insurance
Policy of AMBAC Indemnity obtained by an Insured Trust is noncancellable and will continue in force for so long as the Bonds described in the Insurance Policy are held by an Insured Trust. A monthly premium is paid by an Insured Trust for the Insurance Policy obtained by it. The Trustee will pay, when due, successively, the full amount of each installment of the insurance premium. Pursuant to a binding agreement with AMBAC Indemnity, in the event of a sale of a Bond covered by the AMBAC Indemnity Insurance Policy, the Trustee has the right to obtain permanent insurance for such Bond upon payment of a single predetermined premium from the proceeds of the sale of such Bond.

Under the terms of the Insurance Policy, AMBAC Indemnity agrees to pay to the Trustee that portion of the principal of and interest on the Bonds insured by AMBAC Indemnity which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Bonds. The term "due for payment" means, when referring to the principal of a Bond so insured, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on a Bond, the stated date for payment of interest.

AMBAC Indemnity will make payment to the Trustee not later than thirty days after notice from the Trustee is received by AMBAC Indemnity that a nonpayment of principal or of interest on a Bond has occurred, but not earlier than the date on which the Bonds are due for payment. AMBAC Indemnity will disburse to the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer in exchange for delivery of Bonds, not less in face amount than the amount of the payment in bearer form, free and clear of all liens and encumbrances and uncancelled. In cases where Bonds are issuable only in a form whereby principal is payable to registered holders or their assigns, AMBAC Indemnity shall pay principal only upon presentation and surrender of the unpaid Bonds uncancelled and free of any adverse claim, together with an instrument of assignment in satisfactory form, so as to permit ownership of such Bonds to be registered in the name of AMBAC Indemnity or its nominee.
In cases where Bonds are issuable only in a form whereby interest is payable to registered holders or their assigns, AMBAC Indemnity shall pay interest only upon presentation of proof that the claimant is the person entitled to the payment of interest on the Bonds and delivery of an instrument of assignment, in satisfactory form, transferring to AMBAC Indemnity all right under such Bonds to receive the interest in respect of which the insurance payment was made.

AMBAC Indemnity is a Wisconsin-domiciled stock insurance company, regulated by the Office of the Commissioner of Insurance of the State of Wisconsin, and licensed to do business in fifty states, the District of Columbia and the Commonwealth of Puerto Rico, with admitted assets of approximately $1,988,000,000 (unaudited) and statutory capital of approximately $1,148,000,000 (unaudited) as of March 31, 1994. Statutory capital consists of AMBAC Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC Indemnity is a wholly owned subsidiary of AMBAC Inc., a 100% publicly-held company. Moody's Investors Service, Inc. and Standard
& Poor's have both assigned a triple-A claims-paying ability rating to AMBAC Indemnity.

Copies of AMBAC Indemnity's financial statements prepared in accordance with statutory accounting standards are available from AMBAC Indemnity. The address of AMBAC Indemnity's administrative offices and its telephone number are One State Street Plaza, 17th Floor, New
York, New York 10004 and (212) 668-0340.

The information relating to AMBAC Indemnity contained above has been furnished by AMBAC Indemnity. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information, subsequent to the date hereof.

In determining whether to insure bonds, Financial Guaranty and/or
AMBAC Indemnity has applied its own standards which are not necessarily the same as the criteria used in regard to the selection of bonds by the Sponsor. This decision is made prior to the Initial Date of Deposit, as bonds not covered by such insurance are not deposited in an Insured Trust, unless such bonds are Preinsured Bonds. The insurance obtained by an Insured Trust covers Bonds deposited in such Trust and physically delivered to the Trustee in the case of bearer bonds or registered in the name of the Trustee or its nominee or delivered along with an assignment in the case of registered bonds or registered in the name of the Trustee or its nominee in the case of Bonds held in book-entry form. Contracts to purchase Bonds are not covered by the insurance obtained by an Insured
Trust although Bonds underlying such contracts are covered by insurance upon physical delivery to the Trustee.

Insurance obtained by each Insured Trust or by the Bond issuer, the underwriters, the Sponsor or others does not guarantee the market value of the Bonds or the value of the Units of such Trust. The insurance obtained by an Insured Trust is effective only as to Bonds owned by and held in such Trust. In the event of a sale of any such Bond by the Trustee, the insurance terminates as to such Bond on the date of sale. In the event of a sale of a Bond insured by an Insured Trust, the Trustee has the right to obtain Permanent Insurance upon the payment of an insurance premium from the proceeds of the sale of such Bond. Except as indicated below, insurance obtained by an Insured Trust has no effect on the price or redemption value of Units. It is the present intention of the Evaluator to attribute a value to such insurance obtained by an Insured Trust (including the right to obtain Permanent Insurance) for the purpose of computing the price or redemption value of Units only if the Bonds covered by such insurance are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default. The value of the insurance will be equal to the difference between (i) the market value of a Bond which is in default in payment of principal or interest or in significant risk of such default assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance) and (ii) the market value of such Bonds not covered by Permanent Insurance. See "Public Offering-How is the Public Offering Price Determined?" herein for a more complete description of the Evaluator's method of valuing defaulted Bonds and Bonds which have a significant risk of default. Insurance on a Preinsured Bond is effective as long as such Bond is outstanding. Therefore, any such insurance may be considered to represent an element of market value in regard to the Bonds thus insured, but the exact effect, if any, of this insurance on such market value cannot be predicted.

A contract of insurance obtained by an Insured Trust and the negotiations in respect thereof represent the only relationship between Financial Guaranty and/or AMBAC Indemnity and the Fund. Otherwise neither
Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof, nor AMBAC Indemnity nor its parent, AMBAC, Inc., or any affiliate thereof has any significant relationship, direct or indirect, with the Fund or the Sponsor, except that the Sponsor has in the past and may from time to time in the future, in the normal course of its business, participate as sole underwriter or as manager or as a member of underwriting syndicates in the distribution of new issues of municipal bonds in which the investors or the affiliates of FGIC Corporation and/or AMBAC Inc. have or will be participants or for which a policy of insurance guaranteeing the scheduled payment of interest and principal has been obtained from Financial Guaranty and/or AMBAC Indemnity. Neither the Fund nor the Units of a Trust nor the portfolio of such Trust is insured directly or indirectly by FGIC Corporation and/or AMBAC Inc.

Municipal Bond Investors Assurance Corporation. Municipal Bond Investors Assurance Corporation ("MBIA Corporation" or "MBIA") is the principal operating subsidiary of MBIA, Inc., a New York Stock Exchange listed company. MBIA, Inc. is not obligated to pay the debts of or claims against MBIA Corporation. MBIA

Corporation is a limited liability corporation rather than a several liability association. MBIA Corporation is domiciled in the State of New York and licensed to do business in all fifty states, the District of Columbia and the Commonwealth of Puerto Rico.

As of December 31, 1993 MBIA had admitted assets of $3.1 billion (audited), total liabilities of $2.1 billion (audited), and total capital and surplus of $978 million (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of September 30, 1994, MBIA had admitted assets of $3.3 billion (unaudited), total liabilities of $2.2 billion (unaudited), and total capital and surplus of $1.1 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA's financial statements prepared in accordance with statutory accounting practices are available from MBIA. The address of MBIA Corporation is 113 King Street, Armonk,
New York 10504.

Effective December 31, 1989, MBIA Inc. acquired Bond Investors Group, Inc. On January 5, 1990, MBIA acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company (BIG), now know as MBIA Insurance Corp. of Illinois. Through a reinsurance agreement, BIG has ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to MBIA and MBIA has reinsured BIG's net outstanding exposure.

Moody's Investors Service, Inc. rates all bond issues insured by MBIA "Aaa" and short-term loans "MIG 1," both designated to be of the highest quality. Standard & Poor's rates all new issues insured by MBIA "AAA."

Capital Guaranty Insurance Company. Capital Guaranty Insurance Company ("Capital Guaranty") is a "Aaa/AAA" rated monoline stock insurance company incorporated in the State of Maryland, and is a wholly owned subsidiary of Capital Guaranty Corporation, a Maryland insurance holding company. Capital Guaranty Corporation is a publicly owned company whose shares are traded on the New York Stock Exchange.

Capital Guaranty is authorized to provide insurance in all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, Guam and the U.S. Virgin Islands. Capital Guaranty focuses on insuring municipal securities, and its policies guaranty the timely payment of principal and interest when due for payment on new issue and secondary market issue municipal bond transactions. Capital Guaranty's claims-paying ability is rated "Triple-A" by both Moody's Investors Service, Inc. and Standard & Poor's.

As of December 31, 1994, Capital Guaranty had more than $15.7 billion in net exposure outstanding (excluding defeased issues).
The total statutory policyholders' surplus and contingency reserve of Capital Guaranty was $196,529,000 (audited) and the total admitted assets were $303,723,316 (audited) as reported to the Insurance Department of the State of Maryland as of December 31, 1994. The address of Capital Guaranty's headquarters and its telephone number are Steuart Tower, 22nd Floor, One Market Plaza, San Francisco,
CA 94105-1413 and (415) 995-8000.

CapMAC. CapMAC is a New York-domiciled monoline stock insurance company which engages only in the business of financial guarantee and surety insurance. CapMAC is licensed in 49 states in addition to the District of Columbia, the Commonwealth of Puerto Rico and the territory of Guam. CapMAC insures structured asset-backed, corporate and other financial obligations in the domestic and foreign capital markets. CapMAC may also provide financial guarantee reinsurance for structured asset-backed, corporate and municipal obligations written by other major insurance companies.

CapMAC's claims-paying ability is rated "Aaa" by Moody's Investors Service, Inc. ("Moody's"), "AAA" by Standard & Poor's, and "AAA" by Duff & Phelps, Inc. ("Duff & Phelps"). Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.

CapMAC is wholly owned by CapMAC Holdings Inc. ("Holdings"), a company that is owned by a group of institutional and other investors, including CapMAC's management and employees. CapMAC commenced operations on December 24, 1987 as an indirect, wholly-owned subsidiary of Citibank (New York State), a wholly-owned subsidiary of Citicorp.
On June 25, 1992, Citibank (New York State) sold CapMAC to Holdings
(the "Sale").

Neither Holdings nor any of its stockholders is obligated to pay any claims under any surety bond issued by CapMAC or any debts of CapMAC or to make additional capital contributions.

CapMAC is regulated by the Superintendent of Insurance of the State of New York. In addition, CapMAC is subject to regulation by the insurance departments of the other jurisdictions in which it is licensed. CapMAC is subject to periodic regulatory examinations by the same regulatory authorities.

CapMAC is bound by insurance laws and regulations regarding capital transfers, limitations upon dividends, investment of assets, changes in control, transactions with affiliates and consolidations and acquisitions. The amount of exposure per risk that CapMAC may retain, after giving effect to reinsurance, collateral or other securities, is also regulated. Statutory and regulatory accounting practices may prescribe appropriate rates at which premiums are earned and the levels of reserves required. In addition, various insurance laws restrict the incurrence of debt, regulate permissible investments of reserves, capital and surplus, and govern the form of surety bonds.

CapMAC's obligations under the Surety Bond(s) may be reinsured.
Such reinsurance does not relieve CapMAC of any of its obligations under the Surety Bond(s).

THE SURETY BONDS ARE NOT COVERED BY THE PROPERTY/CASUALTY INSURANCE SECURITY FUND SPECIFIED IN ARTICLE 76 OF THE NEW YORK INSURANCE
LAW.

In connection with the Sale, Holdings and CapMAC entered into an Ownership Policy Agreement (the "Ownership Policy Agreement"), which sets forth Holdings' intent with respect to its ownership and control of CapMAC and provides for certain policies and agreements with respect to Holdings' exercise of its control of CapMAC. In the Ownership Policy Agreement, Holdings has agreed that, during the term of the Ownership Policy Agreement, it will not and will not permit any stockholder of Holdings to enter into any transaction the result of which would be a change of control (as defined in the Ownership Policy Agreement) of CapMAC, unless the long-term debt obligations or claims-paying ability of the person which would control CapMAC after such transaction or its direct or indirect parent are rated in a high investment grade category, unless Holdings or CapMAC has confirmed that CapMAC's claims-paying ability rating by Moody's (the "Rating") in effect immediately prior to any such change of control will not be downgraded by Moody's upon such change of control or unless such change of control occurs as a result of a public offering of Holdings' capital stock.

In addition, the Ownership Policy Agreement includes agreements
(i) not to change the "zero-loss" underwriting standards or policies and procedures of CapMAC in a manner that would materially and adversely affect the risk profile of CapMAC's book of business,
(ii) that CapMAC will adhere to the aggregate leverage limitations and maintain capitalization levels considered by Moody's from time to time as consistent with maintaining CapMAC's Rating and
(iii) that until CapMAC's statutory capital surplus and contingency reserve ("qualified statutory capital") equal $250 million, CapMAC will maintain a specified amount of qualified statutory capital in excess of the amount of qualified statutory capital that CapMAC is required at such time to maintain under the aggregate leverage limitations set forth in Article 69 of the New York Insurance
Law.

The Ownership Policy Agreement will terminate on the earlier of the date on which a change of control of CapMAC occurs and the date on which CapMAC and Holdings agree in writing to terminate the Ownership Policy Agreement; provided that, CapMAC or Holdings has confirmed that CapMAC's Rating in effect immediately prior to any such termination will not be downgraded upon such termination.

As of December 31, 1992 and 1991, CapMAC had statutory capital and surplus of approximately $148 million and $232 million, respectively, and had not incurred any debt obligations. On June 26, 1992, CapMAC made a special distribution (the "Distribution") to Holdings in connection with the Sale in an aggregate amount that caused the total of CapMAC's statutory capital and surplus to decline to approximately $150 million. Holdings applied substantially all of the proceeds of the Distribution to repay debt owed to Citicorp that was incurred in connection with the capitalization of CapMAC.
As of June 30, 1992, CapMAC had statutory capital and surplus of approximately $150 million and had not incurred any debt obligations. In addition, on December 31, 1992 CapMAC had a statutory contingency reserve of approximately $15 million, which is also available to cover claims under surety bonds issued by CapMAC.
Article 69 of the New York State Insurance Law requires that CapMAC establishes and maintains the contingency reserve.

In addition to its capital (including contingency reserve) and other reinsurance available to pay claims under its surety bonds, on June 25, 1992, CapMAC entered into a Stop Loss Reinsurance Agreement (the "Stop Loss Agreement") with Winterthur Swiss Insurance Company (the "Reinsurer"), which is rated AAA by Standard & Poor's and Aaa by Moody's, pursuant to which the Reinsurer will be required to pay any losses incurred by CapMAC during the term of the Stop
Loss Agreement on the surety bonds covered under the Stop Loss Agreement in excess of a specified amount of losses incurred by CapMAC under such surety bonds (such specified amount initially being $100 million and increasing annually by an amount equal to 66 2/3% of the increase in CapMAC's statutory capital and surplus) up to an aggregate limit payable under the Stop Loss Agreement of $50 million. The Stop Loss Agreement has an initial term of seven years, is extendable for one-year periods and is subject to early termination upon the occurrence of certain events.

CapMAC also has available a $100,000,000 standby corporate liquidity facility (the "Liquidity Facility") provided by a syndicate of banks rated A1+/P1 by Standard & Poor's and Moody's, respectively, having a term of 360 days. Under the Liquidity Facility CapMAC will be able, subject to satisfying certain conditions, to borrow funds from time to time in order to enable it to fund any claim payments or payments made in settlement or mitigation of claims payments under its surety bonds, including the Surety Bond(s).

Copies of CapMAC's financial statements prepared in accordance with statutory accounting standards, which differ from generally accepted accounting principles, and filed with the Insurance Department of the State of New York are available upon request. CapMAC is located at 885 Third Avenue, New York, New York 10022, and its telephone number is (212) 755-1155.

Financial Security Assurance. Financial Security Assurance ("Financial Security") is a monoline insurance company incorporated on March
16, 1984 under the laws of the State of New York. The operations of Financial Security commenced on July 25, 1985, and Financial Security received its New York State insurance license on September 23, 1985. Financial Security and its two wholly owned subsidiaries are licensed to engage in financial guaranty insurance business in 49 states, the District of Columbia and Puerto Rico.

Financial Security and its subsidiaries are engaged exclusively in the business of writing financial guaranty insurance, principally in respect of asset-backed and other collateralized securities offered in domestic and foreign markets. Financial Security and its subsidiaries also write financial guaranty insurance in respect of municipal and other obligations and reinsure financial guaranty insurance policies written by other leading insurance companies.
In general, financial guaranty insurance consists of the issuance of a guaranty of scheduled payments of an issuer's securities, thereby enhancing the credit rating of those securities, in consideration for payment of a premium to the insurer.

Financial Security is approximately 91.6% owned by US West, Inc. and 8.4% owned by The Tokio Marine and Fire Insurance Co., Ltd. ("Tokio Marine"). US West, Inc. operates businesses involved in communications, data solutions, marketing services and capital assets, including the provision of telephone services in 14 states in the western and mid-western United States. Tokio Marine is the largest property and casualty insurance company in Japan.
No shareholder of Financial Security is obligated to pay any debt of Financial Security or any claim under any insurance policy issued by Financial Security or to make any additional contribution to the capital of Financial Security.

As of March 31, 1993, the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $479,110,000 (unaudited) and $220,078,000 (unaudited), and the total shareholders' equity and the unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $628,119,000 (unaudited), and $202,493,000 (unaudited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New
York, 10022, Attention Communications Department. Financial Security's telephone number is (212) 826-0100.

Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written by Financial Security of either of its subsidiaries are reinsured among such companies on an agreed-upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security reinsures a portion of its liabilities under certain of its financial guaranty insurance policies with unaffiliated reinsurers under various quota share treaties and on a transaction-by-transaction basis. Such reinsurance is utilized by Financial Security as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit Financial Security's obligations under any financial guaranty insurance policy.

Financial Security's claims-paying ability is rated "Aaa" by Moody's Investors Service, Inc. and "AAA" by Standard & Poor's, Nippon Investors Service Inc., Duff & Phelps Inc. and Australian Ratings Pty. Ltd. Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.

Connie Lee Insurance Company. Connie Lee Insurance Company ("Connie Lee"), 2445 M Street, N.W., Washington D.C. 20037, is a stock insurance company incorporated in Wisconsin and a wholly-owned subsidiary of College Construction Loan Insurance Association ("CCLIA"), a District of Columbia insurance holding company. As of September 30, 1994, the total policyholders' surplus of Connie Lee was approximately $106,000,000 (unaudited) and total admitted assets was approximately $193,000,000 (unaudited), as reported to the Commissioner of Insurance of the State of Wisconsin.

Because the Bonds in each Insured Trust are insured as to the scheduled payment of principal and interest and on the basis of the financial condition of the insurance companies referred to above, Standard & Poor's has assigned to units of each Insured Trust its "AAA" investment rating. This is the highest rating assigned to securities by Standard & Poor's. See "Description of Bond Ratings." The obtaining of this rating by each Insured Trust should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of each Insured Trust or the Units of such Trust. Standard
& Poor's has indicated that this rating is not a recommendation to buy, hold or sell Units nor does it take into account the extent to which expenses of each Trust or sales by each Trust of Bonds for less than the purchase price paid by such Trust will reduce payment to Unit holders of the interest and principal required to be paid on such Bonds. There is no guarantee that the "AAA" investment rating with respect to the Units of an Insured Trust will be maintained.

An objective of portfolio insurance obtained by such Insured Trust is to obtain a higher yield on the Bonds in the portfolio of such Trust than would be available if all the Bonds in such portfolio had the Standard & Poor's "AAA" and/or Moody's Investors Service, Inc. "Aaa" rating(s) and at the same time to have the protection of insurance of scheduled payment of interest and principal on the Bonds. There is, of course, no certainty that this result will be achieved. Bonds in a Trust for which insurance has been obtained by the Bond issuer, the underwriters, the Sponsor or others (all of which were rated "AAA" by Standard & Poor's and/or "Aaa" by Moody's Investors Service, Inc.) may or may not have a higher yield than uninsured bonds rated "AAA" by Standard & Poor's or "Aaa" by Moody's Investors Service, Inc. In selecting Bonds for the portfolio of each Insured Trust, the Sponsor has applied the criteria hereinbefore described.

Chapman and Cutler, Counsel for the Sponsor, has given an opinion
(with respect to Insured Bonds) to the effect that the payment of insurance proceeds representing maturing interest on defaulted municipal obligations paid by Financial Guaranty or another insurer would be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the obligations, rather than the insurer, will pay debt service on the obligations. See "What is the Federal
Tax Status of Unit Holders?" appearing in Part Three of each Trust.

What is the Federal Tax Status of Unit Holders?

See Part Three for each Trust.

For information with respect to exemption from state or other local taxes, see Part Three for each Trust.

What are the Expenses and Charges?

At no cost to the Trusts, the Sponsor has borne all the expenses of creating and establishing the Fund, including the cost of the initial preparation, printing and execution of the Indenture and the certificates for the Units, legal and accounting expenses, expenses of the Trustee and other out-of-pocket expenses. With the exception of bookkeeping and other administrative services provided to certain Trusts, for which the Sponsor will be reimbursed in amounts as set forth in Part One for such Trusts, the Sponsor will not receive any fees in connection with its activities relating to any Trust. Such bookkeeping and administrative charges may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor. The fees payable to the Sponsor for such services may exceed the actual costs of providing such services for this Fund, but at no time will the total amount received for such services rendered to unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. For Series 49 and all subsequent Series, First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth in Part One for each Trust, for providing portfolio supervisory services for the Trust. Such fee is based on the number of Units outstanding in each Trust on January 1 of each year except for Trusts which were established subsequent to the last January 1, in which case the fee will be based on the number of Units outstanding in such Trusts as of the respective Initial Dates of Deposit. The fee may exceed the actual costs of providing such supervisory services for this Fund, but at no time will the total amount received for portfolio supervisory services rendered to unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the aggregate cost to First Trust Advisors L.P. of supplying such services in such year.

For each valuation of the Bonds in a Trust, the Evaluator will receive a fee as indicated in Part One of this Prospectus. The
Trustee pays certain expenses of each Trust for which it is reimbursed by such Trust. The Trustee will receive for its ordinary recurring services to a Trust an annual fee computed as indicated in Part
One of this Prospectus. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, reference is made to the material set forth under "Rights of Unit Holders." The Trustee's and Evaluator's fees are payable monthly on or before each Distribution Date from the Interest Account of each Trust to the extent funds are available and then from the Principal Account of such Trust. Since the Trustee has the use of the funds being held in the Principal and Interest Accounts for future distributions, payment of expenses and redemptions and since such Accounts are non-interest-bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to the Fund is expected to result from the use of these funds. Both fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor.

The annualized cost of the portfolio insurance obtained by the Fund for each Insured Trust is indicated in Part One for each Trust in a Series of the Fund. The portfolio insurance continues so long as such Trust retains the Bonds thus insured. Premiums are payable monthly in advance by the Trustee on behalf of such Trust. As Bonds in the portfolio are redeemed by their respective issuers or are sold by the Trustee, the amount of premium will be reduced in respect of those Bonds no longer owned by and held in the Trust which were insured by insurance obtained by such Trust. Preinsured Bonds for which insurance has been obtained from Financial Guaranty and/or AMBAC Indemnity or, beginning with Series 25 and all subsequent Series, other insurers, are not insured by such Trust. The premium payable for Permanent Insurance will be paid solely from the proceeds of the sale of such Bond in the event the Trustee exercises the right to obtain Permanent Insurance on a Bond. The premiums for such Permanent Insurance with respect to each Bond will decline over the life of the Bond. An Advantage Trust is not insured; accordingly, there are no premiums for insurance payable by such Trust.

The following additional charges are or may be incurred by a Trust: all expenses (including legal and annual auditing expenses) of the Trustee incurred in connection with its responsibilities under the Indenture, except in the event of negligence, bad faith or willful misconduct on its part; the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trust; all taxes and other government charges imposed upon the Bonds or any part of the Trust (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, are contemplated); and expenditures incurred in contacting Unit holders upon termination of the Trust.
The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell Bonds of a Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Interest and Principal Accounts of the Trust.

Unless the Sponsor determines that such an audit is not required, the Indenture requires the accounts of each Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for Units, the Sponsor shall bear the cost of such annual audits to the extent such cost exceeds $.50 per Unit. Unit holders of a Trust covered by an audit may obtain a copy of the audited financial statements from the Trustee upon request.

                         PUBLIC OFFERING

How is the Public Offering Price Determined?

Although it is not obligated to do so, the Sponsor intends to maintain a market for the Units and continuously to offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the Bonds in the portfolio of each Trust plus the amount of Purchased Interest of a Trust (if any) and interest accrued to the date of settlement. All expenses incurred in maintaining a market, other than the fees of the Evaluator and the costs of the Trustee in transferring and recording the ownership of Units, will be borne by the Sponsor. If the supply of Units exceeds demand, or for some other business reason, the Sponsor may discontinue purchases of Units at such prices. IF
A UNIT HOLDER WISHES TO DISPOSE OF HIS UNITS, HE SHOULD INQUIRE
OF THE SPONSOR AS TO CURRENT MARKET PRICES PRIOR TO MAKING A TENDER FOR REDEMPTION TO THE TURSTEE. Prospectuses relating to certain other bond funds indicate an intention, subject to change, on the part of the respective sponsors of such funds to repurchase units of those funds on the basis of a price higher than the bid prices of the securities in the funds. Consequently, depending upon the prices actually paid, the repurchase price of other sponsors for units of their funds may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for Units of a Trust in secondary market transactions. As in the First Trust Combined Series, the purchase price per unit of such bond funds will depend primarily on the value of the securities in the Portfolio of the applicable Trust.

The Public Offering Price of Units of a Trust will be determined by adding to the Evaluator's determination of the aggregate bid price of the Bonds in a Trust plus the amount of Purchased Interest of a Trust (if any) and the appropriate sales charge determined in accordance with the schedule set forth below, based upon the number of years remaining to the maturity of each Bond in the portfolio of the Trust, adjusting the total to reflect the amount of any cash held in or advanced to the principal account of the Trust and dividing the result by the number of Units of such trust then outstanding. The minimum sales charge on Units will be 3% of the Public Offering Price (equivalent to 3.093% of the net amount invested). For purposes of computation, Bonds will be deemed to mature on their expressed maturity dates unless: (a) the Bonds have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Bonds are subject to a "mandatory tender," in which case such mandatory tender will be deemed to be the date upon which they mature.

The effect of this method of sales charge computation will be that different sales charge rates will be applied to each of the various Bonds in the Trusts based upon the maturities of such bonds, in accordance with the following schedule:


                                    Secondary Offering Period
                                          Sales Charge
                                ________________________________
                                Percentage              Percentage
                                of Public               of Net
                                Offering                Amount
Years to Maturity               Price                   Invested
_________________               __________              __________
0 Months to 1 Year              1.00%                   1.010%
1 but less than 2               1.50                    1.523
2 but less than 3               2.00                    2.041
3 but less than 4               2.50                    2.564
4 but less than 5               3.00                    3.093
5 but less than 6               3.50                    3.627
6 but less than 7               4.00                    4.167
7 but less than 8               4.50                    4.712
8 but less than 9               5.00                    5.263
9 but less than 10              5.50                    5.820
10 or more                      5.80                    6.157

There will be no reduction of the sales charges for volume purchases. A dealer will receive from the Sponsor a dealer concession of 70% of the total sales charges for Units sold by such dealer and dealers will not be eligible for additional concessions for Units sold pursuant to the above schedule.

An investor may aggregate purchases of Units of two or more consecutive series of a particular State, National, Discount, Intermediate, Long Intermediate or Short Intermediate Trust for purposes of calculating the discount for volume purchases listed above. Additionally, with respect to the employees and officers (including their immediate families and trustees, custodians or a fiduciary for the benefit of such person) of Nike Securities L.P., the sales charge is reduced by 2% of the Public Offering Price for purchases of Units during the secondary offering period.

Any such reduced sales charge shall be the responsibility of the selling Underwriter or dealer except that with respect to purchases of Units of $500,000 or more, the Sponsor will reimburse the selling Underwriter or dealer in an amount equal to $2.50 per Unit (in the case of a Discount Trust, .25% of the Public Offering Price). The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one Underwriter or dealer and, for purposes of calculating the applicable sales charge, purchases of Units in the Fund will be aggregated with concurrent purchases by the same person from such Underwriter or dealer of units in any series of tax-exempt unit investment trusts sponsored by Nike Securities L.P. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser will be deemed, for the purpose of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

From time to time the Sponsor may implement programs under which Underwriters and dealers of the Fund may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of an Underwriter or dealer may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will allow to any such Underwriter or dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying Underwriters or dealers for certain services or activities which are primarily intended to result in sales of Units of the Trusts.
Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trusts. These programs will not change the price Unit holders pay for their Units or the amount that the Trusts will receive from the Units sold.

A comparison of tax-free and equivalent taxable estimated current returns and estimated long-term returns with the returns on various taxable investments is one element to consider in making an investment decision. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trust and returns over specified periods on other similar Trusts sponsored by Nike Securities L.P. with returns on taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the Trust. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government and bank CDs and money market accounts are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of the Trust are described more fully elsewhere in this Prospectus.

The aggregate price of the Bonds in each Trust is determined by whomever from time to time is acting as evaluator (the "Evaluator"), on the basis of bid prices or offering prices as is appropriate,
(1) on the basis of current market prices for the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust; (2) if such prices are not available for any of the Bonds, on the basis of current market prices for comparable bonds; (3) by determining the value of the Bonds by appraisal; or (4) by any combination of the above. Unless Bonds are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default, the Evaluator will not attribute any value to the insurance obtained by an Insured Trust. On the other hand, the value of insurance obtained by the issuer of Bonds in a Trust is reflected and included in the market value of such Bonds.

The Evaluator will consider in its evaluation of Bonds which are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default (the "Defaulted Bonds") and which are covered by insurance obtained by an Insured Trust, the value of the insurance guaranteeing interest and principal payments. The value of the insurance will be equal to the difference between (i) the market value of Defaulted Bonds assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance) and
(ii) the market value of such Defaulted Bonds not covered by Permanent Insurance. In addition, the Evaluator will consider the ability of Financial Guaranty and/or AMBAC Indemnity to meet its commitments under an Insured Trust's insurance policy, including the commitments to issue Permanent Insurance. It is the position of the Sponsor that this is a fair method of valuing the Bonds and the insurance obtained by an Insured Trust and reflects a proper valuation method in accordance with the provisions of the Investment Company Act of 1940. For a description of the circumstances under which a full or partial suspension of the right of Unit holders to redeem their Units may occur, see "Rights of Unit Holders-How May Units be Redeemed?"

The Evaluator may be attributing value to insurance for the purpose of computing the price or redemption value of Units for certain previous series of the First Trust of Insured Municipal Bonds, an investment company sponsored by Nike Securities L.P. See Part One for further information with respect to whether value is being attributed to insurance in determining the value of Units for that series of the Fund.

The Evaluator will be requested to make a determination of the aggregate price of the Bonds in each Trust, on a bid price basis, as of the close of trading on the New York Stock Exchange on each day on which it is open, effective for all sales, purchases or redemptions made subsequent to the last preceding determination.

The secondary market Public Offering Price of the Units will be equal to the bid price per Unit of the Bonds in a Trust, plus
(less) any balance (overdraft) in the principal cash account of such Trust, plus the applicable sales charge and the amount of Purchased Interest (if any).

Although payment is normally made five business days following the order for purchase, payment may be made prior thereto. A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made five business days following such order or shortly thereafter. See "Rights of Unit Holders-How May Units Be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

How are Units Distributed?

It is the intention of the Sponsor to qualify Units of the Fund for sale in a number of states. Sales will be made to dealers and others at prices which represent a concession or agency commission of 4.0% of the Public Offering Price per Unit for each State, Discount or National Trust, 3.0% of the Public Offering Price for an Intermediate or Long Intermediate Trust, and 2.5% of the Public Offering Price per Unit for a Short Intermediate Trust, but the Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks are making Units of the Fund available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks in the amounts indicated in the second preceding sentence. Under the Glass-Steagall Act, banks are prohibited from underwriting Fund Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

What are the Sponsor's Profits?

The Sponsor and participating dealers will receive a maximum gross sales commission equal to 5.8% of the Public Offering Price of the Units of each State Trust (equivalent to 6.157% of the net amount invested), 5.8% of the Public Offering Price of the Units of a National or Discount Trust (equivalent to 6.157% of the net amount invested), 4.7% of the Public Offering Price of the Units of an Intermediate or Long Intermediate Trust (equivalent to 4.932% of the net amount invested), and 3.7% of the Public Offering Price of the Units of a Short Intermediate Trust (equivalent to 3.842% of the net amount invested) less any reduced sales charge for quantity purchases as described under "Public Offering-How is the Public Offering Price Determined?"

In maintaining a market for the Units, the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased (based on the bid prices of the Bonds in each Trust) and the price at which Units are resold (which price is also based on the bid prices of the Bonds in each Trust and includes a maximum sales charge of 5.8% for a State
Trust, 5.8% for a National or Discount Trust, 4.7% for an Intermediate or Long Intermediate Trust and 3.7% for a Short Intermediate Trust) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.


                     RIGHTS OF UNIT HOLDERS

How are Certificates Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units is evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made five business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer.
A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Record ownership may occur before settlement.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification. Certificates for Units will bear an appropriate notation on their face indicating which plan of distribution has been selected in respect thereof. When a change is made, the existing certificate must be surrendered to the Trustee and a new certificate issued to reflect the then currently effective plan of distribution.
There is no charge for this service.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred for reasons other than to change the plan of distribution, and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Interest and Principal Distributed?

Interest from each Trust will be distributed on the dates specified in Part One on a pro rata basis to Unit holders of record as of the preceding Record Date who are entitled to distributions at that time under the plan of distribution chosen. All distributions for a Trust will be net of applicable expenses for such Trust.

The pro rata share of cash in the Principal Account of each Trust will be computed as of the fifteenth day of each month, and distributions to the Unit holders of such Trust as of such Record Date will be made on the dates specified in Part One. Proceeds from the disposition of any of the Bonds of such Trust (less any premiums due with respect to Bonds for which the Trustee has exercised the right to obtain Permanent Insurance) received after such Record
Date and prior to the following Distribution Date will be held in the Principal Account of such Trust and not distributed until the next Distribution Date. The Trustee is not required to pay interest on funds held in the Principal or Interest Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds) nor to make a distribution from the Principal Account of a Trust unless the amount available for distribution shall equal at least $1.00 per Unit.

The Trustee will credit to the Interest Account of each Trust all interest received by such Trust, including that part of the proceeds (including insurance proceeds if any, paid to an Insured
Trust) of any disposition of Bonds which represents accrued interest. Other receipts will be credited to the Principal Account of such Trust. The distribution to the Unit holders of a Trust as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to such portion of the holder's pro rata share of the estimated annual income of such Trust after deducting estimated expenses as is consistent with the distribution plan chosen. Because interest payments are not received by a Trust at a constant rate throughout the year, such interest distribution may be more or less than the amount credited to the Interest Account of such Trust as of the Record Date. For the purpose of minimizing fluctuations in the distributions from the Interest Account of a Trust, the Trustee is authorized to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Interest Account of such Trust on the ensuing Record
Date. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date after the purchase, under the applicable plan of distribution.
The Trustee is not required to pay interest on funds held in the Principal or Interest Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds).

As of the fifteenth day of each month, the Trustee will deduct from the Interest Account of each Trust and, to the extent funds are not sufficient therein, from the Principal Account of each Trust, amounts necessary to pay the expenses of such Trust. The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate account. In addition, the Trustee may withdraw from the Interest Account and the Principal Account of a Trust such amounts as may be necessary to cover redemption of Units of such Trust by the Trustee.

Record Dates for monthly distributions will be the fifteenth day of each month, Record Dates for quarterly distributions (if applicable) will be the fifteenth day of March, June, September and December and Record Dates for semi-annual distributions (if applicable) will be the fifteenth day of June and December. Distributions will be made on the dates specified in Part One.

The plan of distribution selected by a Unit holder will remain in effect until changed. Unit holders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Each year, approximately six weeks prior to the end of May, the Trustee will furnish each Unit holder a card to be returned to the Trustee not more than thirty nor less than ten days before the end of such month. Unit holders desiring to change the plan of distribution in which they are participating may so indicate on the card (assuming the Trust has more than one distribution option) and return same, together with their certificate, to the Trustee. If the card and certificate are returned to the Trustee, the change will become effective as of June 16 of that year. If the card and certificate are not returned to the Trustee, the Unit holder will be deemed to have elected to continue with the same plan for the following twelve months.

How Can Distributions to Unit Holders be Reinvested?

Universal Distribution Option. Unit holders may elect participation in a Universal Distribution Option which permits a Unit holder to direct the Trustee to distribute principal and interest payments to any other investment vehicle of which the Unit holder has an existing account. For example, at a Unit holder's direction, the Trustee would distribute automatically on the applicable distribution date interest income or principal on the participant's Units to, among other investment vehicles, a Unit holder's checking, bank savings, money market, insurance, reinvestment or any other account. All such distributions, of course, are subject to the minimum investment and sales charges, if any, of the particular investment vehicle to which distributions are directed. The Trustee will notify the participant of each distribution pursuant to the Universal Distribution Option. The Trustee will distribute directly to the Unit holder any distributions which are not accepted by the specified investment vehicle. A participant may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Universal Distribution Option and receive directly future distributions on his Units.

Distribution Reinvestment Option. The Sponsor has entered into an arrangement with Oppenheimer Management Corporation, which permits any Unit holder of a Trust to elect to have each distribution of interest income or principal on his Units automatically reinvested in shares of either the Oppenheimer Intermediate Tax-Exempt Bond
Fund (the "Intermediate Series") or the Oppenheimer Insured Tax-Exempt Bond Fund (the "Insured Series"). Oppenheimer Management Corporation is the investment adviser of each Series which are open-end, diversified management investment companies. The investment objective of the Intermediate Series is to provide a high level of current interest income exempt from Federal income tax through the purchase of investment grade securities. The investment objective of the Insured Series is to provide as high a level of current interest income exempt from Federal income tax as is consistent with the assurance of the scheduled receipt of interest and principal through insurance and the preservation of capital (the income of either Series may constitute an item of preference for determining the Federal alternative minimum tax). The objectives and policies of each Series are presented in more detail in the prospectus for each Series.

Each person who purchases Units of a Trust may use the card attached to this prospectus to request a prospectus describing each Series and a form by which such person may elect to become a participant in a Distribution Reinvestment Option with respect to a Series.
Each distribution of interest income or principal on the participant's Units will automatically be applied by the Trustee to purchase shares (or fractions thereof) of a Series without a sales charge and with no minimum investment requirements.

The shareholder service agent for each Series will mail to each participant in the Distribution Reinvestment Option confirmations of all transactions undertaken for such participant in connection with the receipt of distributions from The First Trust Combined Series and the purchase of shares (or fractions thereof) of a Series.

A participant may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Distribution Reinvestment Option and receive future distributions on his Units in cash. There will be no charge or other penalty for such termination. The Sponsor and Oppenheimer Management Corporation each have the right to terminate the Distribution Reinvestment Option, in whole or in part.

It should be remembered that even if distributions are reinvested through the Universal Distribution Option or the Distribution
Reinvestment Option they are still treated as distributions for income tax purposes.

What Reports Will Unit Holders Receive?

The Trustee shall furnish Unit holders of each Trust in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the last business day of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit holder of a Trust of record, a statement as to (1) the Interest Account: interest received by such Trust (including amounts representing interest received upon any disposition of Bonds of such Trust), the amount of such interest representing insurance proceeds (if applicable), deductions for payment of applicable taxes and for fees and expenses of the Trust, redemption of Units and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) the Principal Account: the dates of disposition of any Bonds of such Trust and the net proceeds received therefrom (excluding any portion representing interest and the premium attributable to the exercise of the right, if applicable, to obtain Permanent Insurance), deduction for payment of applicable taxes and for fees and expenses of the Trust, redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) the Bonds held and the number of Units of such Trust outstanding on the last business day of such calendar year; (4) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (5) the amounts actually distributed during such calendar year from the Interest Account and from the Principal Account of such Trust, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Date for such distributions.

In order to comply with Federal and state tax reporting requirements, Unit holders will be furnished, upon request to the Trustee, evaluations of the Bonds in their Trust furnished to it by the Evaluator.

Each distribution statement will reflect pertinent information in respect of each plan of distribution so that Unit holders may be informed regarding the results of the other plan or plans of distribution.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its unit investment trust office in the City of New York of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the seventh calendar day following such tender, or if the seventh calendar day is not a business day, on the first business day prior thereto, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

Purchased Interest (if any) and other accrued interest to the settlement date paid on redemption shall be withdrawn from the Interest Account of a Trust or, if the balance therein is insufficient, from the Principal Account of such Trust. All other amounts paid on redemption shall be withdrawn from the Principal Account of the Trust.

The Redemption Price per Unit will be determined on the basis of the bid price of the Bonds in a Trust and the amount of Purchased Interest of the Trust (if any), as of the close of trading on the New York Stock Exchange on the date any such determination is made.The Redemption Price per Unit is the pro rata share of each Unit determined by the Trustee on the basis of (1) the cash on hand in the Trust or moneys in the process of being collected,
(2) the value of the Bonds in such Trust based on the bid prices of the Bonds, except for those cases in which the value of the insurance, if applicable, has been added, and (3) Purchased Interest
(if any) and any other interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of such Trust, (b) the accrued expenses of such Trust, and (c) cash held for distribution to Unit holders of record as of a date prior to the evaluation then being made. The Evaluator may determine the value of the Bonds in a Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by such Trust, (2) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available, (3) by determining the value of the Bonds by appraisal, or (4) by any combination of the above.
In determining the Redemption Price per Unit for an Insured Trust, no value will be attributed to the portfolio insurance covering the Bonds in such Trust unless such Bonds are in default in payment of principal or interest or in significant risk of such default.
On the other hand, Bonds insured under a policy obtained by the Bond issuer, the underwriters, the Sponsor or others are entitled to the benefits of such insurance at all times and such benefits are reflected and included in the market value of such Bonds.
See "Why and How are the Insured Trusts Insured?" For a description of the situations in which the evaluator may value the insurance obtained by an Insured Trust, see "Public Offering-How is the Public Offering Price Determined?"

The difference between the bid and offering prices of such Bonds may be expected to average 1-2% of the principal amount. In the case of actively traded bonds, the difference may be as little as 1/2 of 1% and, in the case of inactively traded bonds, such difference usually will not exceed 3%. Therefore, the price at which Units may be redeemed could be less than the price paid by the Unit holder and may be less than the par value of the Securities represented by the Units so redeemed.

The Trustee is empowered to sell underlying Bonds in a Trust in order to make funds available for redemption. To the extent that Bonds are sold, the size and diversity of such Trust will be reduced. Such sales may be required at a time when Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized. The Trustee may obtain Permanent Insurance on the Bonds in an Insured Trust. Accordingly, any Bonds so insured must be sold on an insured basis (as will Bonds on which insurance has been obtained by the Bond issuer, the underwriters, the Sponsor or others).

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, which for certain Trusts includes Purchased Interest, it may purchase such Units by notifying the Trustee before 12:00 p.m. Eastern time on the next succeeding business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Bonds be Removed from the Fund?

The Trustee is empowered to sell, for the purpose of redeeming
Units tendered by any Unit holder and for the payment of expenses for which funds may not be available, such of the Bonds in each Trust on a list furnished by the Sponsor as the Trustee in its sole discretion may deem necessary. As described in the following paragraph and in certain other unusual circumstances for which it is determined by the Depositor to be in the best interests of the Unit holders or if there is no alternative, the Trustee is empowered to sell Bonds in a Trust which are in default in payment of principal or interest or in significant risk of such default and for which value has been attributed to the insurance, if any, obtained by the Trust. See "Rights of Unit Holders-How
May Units be Redeemed?" The Sponsor is empowered, but not obligated, to direct the Trustee to dispose of Bonds in a Trust in the event of advanced refunding. The Sponsor may from time to time act as agent for a Trust with respect to selling Bonds out of a Trust.
From time to time, the Trustee may retain and pay compensation to the Sponsor subject to the restrictions under the Investment Company Act of 1940, as amended.

If any default in the payment of principal or interest on any Bond occurs and no provision for payment is made therefor, either pursuant to the portfolio insurance, if any, or otherwise, within thirty days, the Trustee is required to notify the Sponsor thereof. If the Sponsor fails to instruct the Trustee to sell or to hold such Bond within thirty days after notification by the Trustee to the Sponsor of such default, the Trustee may, in its discretion, sell the defaulted Bond and not be liable for any depreciation or loss thereby incurred.

The Sponsor shall instruct the Trustee to reject any offer made by an issuer of any of the Bonds to issue new obligations in exchange and substitution for any Bonds pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer is in default with respect to such Bonds or in the written opinion of the Sponsor the issuer will probably default in respect to such Bonds in the foreseeable future. Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions in the Indenture to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Unit holder of the affected Trust, identifying the Bonds eliminated and the Bonds substituted therefor. Except as stated in this paragraph and under "What is the First Trust Combined Series?" for Failed Bonds, the acquisition by a Trust of any securities other than the Bonds initially deposited is prohibited.

        INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust
Combined Series, The First Trust Special Situations Trust, The
First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First
Trust introduced the first insured unit investment trust in 1974 and to date more than $9 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (708) 241-4141.
As of December 31, 1994, the total partners' capital of Nike Securities L.P. was $10,863,058 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any series thereof or to any other Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

Who is the Trustee?

The Trustee is United States Trust Company of New York with its principal place of business at 45 Wall Street, New York, New York 10005 and its unit investment trust offices at 770 Broadway, New York, New York 10003. Unit holders who have questions regarding the Fund may call the Customer Service Help Line at 1-800-682-7520. The Trustee is a member of the New York Clearing House Association and is subject to supervision and examination by the Comptroller of the Currency, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee, whose duties are ministerial in nature, has not participated in the selection of the Securities. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit Holders."

The Trustee and any successor trustee may resign by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit holders. Upon receipt of such notice, the Sponsor is obligated to appoint a successor trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. If upon resignation of a trustee no successor has accepted the appointment within 30 days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties.
The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of the Fund which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trusts as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                        OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is (1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders
(as determined in good faith by the Sponsor and the Trustee), provided that the Indenture is not amended to increase the number of Units of any Trust issuable thereunder or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Bonds of any Trust initially deposited in a Trust, except for the substitution of certain refunding securities for Bonds or New Bonds for Failed Bonds. In the event of any amendment, the Trustee is obligated to notify promptly all Unit holders of the substance of such amendment.

Each Trust may be liquidated at any time by consent of 100% of the Unit holders of such Trust or by the Trustee when the value of such Trust, as shown by any evaluation, is less than 20% of the aggregate principal amount of the Bonds initially deposited in the Trust or by the Trustee in the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by the Underwriters, including the Sponsor. If a Trust is liquidated because of the redemption of unsold Units of the Trust by the Underwriters, the Sponsor will refund to each purchaser of Units of such Trust the entire sales charge paid by such purchaser. The Indenture will terminate upon the redemption, sale or other disposition of the last Bond held thereunder, but in no event shall it continue beyond the Mandatory Termination Date as indicated in Part One for each Trust. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of such Trust. Within a reasonable period after termination, the Trustee will sell any Bonds remaining in the Trust, and, after paying all expenses and charges incurred by such Trust, will distribute to each Unit holder of such Trust (including the Sponsor if it then holds any Units), upon surrender for cancellation of his Certificate for Units, his pro rata share of the balances remaining in the Interest and Principal Accounts of such Trust, all as provided in the Indenture.

Legal Opinions

The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Booth & Baron, 122 East 42nd Street, Suite 1507,
New York, New York 10168, acts as special counsel for the Fund for New York tax matters for Series 1, 2 and 3 of the Fund. Winston
& Strawn (previously named Cole & Deitz), 175 Water Street, New
York, New York 10038 acts as counsel for the Trustee and as special counsel for the Fund for New York Tax matters for Series 4-125 of the Fund. Carter, Ledyard & Milburn, 2 Wall Street, New York,
New York 10005, acts as counsel for the Trustee and as special counsel for the Fund for New York tax matters for Series 126 and subsequent Series of the Fund. For information with respect to state and local tax matters, including the State Trust special counsel for such matters, see Part Three for each Trust.

Experts

The statements of net assets, including the portfolios, of each Trust contained in Part One of the Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere therein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                  DESCRIPTION OF BOND RATINGS*

*As published by the rating companies.

Standard & Poor's. A brief description of the applicable Standard
& Poor's rating symbols and their meanings follow:

A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

l. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

ll.     Nature of and provisions of the obligation;

lll.    Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangements under the laws of bankruptcy and other laws affecting creditors' rights.

AAA-Bonds rated AAA have the highest rating assigned by Standard
& Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.**

**Bonds insured by Financial Guaranty Insurance Company, AMBAC
Indemnity Corporation, Municipal Bond Investors Assurance Corporation, Connie Lee Insurance Company, Financial Security Assurance and
Capital Guaranty Insurance Company are automatically rated "AAA" by Standard & Poor's.

AA-Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A-Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB-Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his/her own judgment with respect to such likelihood and risk.

Credit Watch: Credit Watch highlights potential changes in ratings of bonds and other fixed income securities. It focuses on events and trends which place companies and government units under special surveillance by S&P's 180-member analytical staff. These may include mergers, voter referendums, actions by regulatory authorities, or developments gleaned from analytical reviews. Unless otherwise noted, a rating decision will be made within 90 days. Issues appear on Credit Watch where an event, situation, or deviation from trends occurred and needs to be evaluated as to its impact on credit ratings. A listing, however, does not mean a rating change is inevitable. Since S&P continuously monitors all of its ratings, Credit Watch is not intended to include all issues under review. Thus, rating changes will occur without issues appearing on Credit Watch.

Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follow:

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Their safety is so absolute that with the occasional exception of oversupply in a few specific instances, characteristically, their market value is affected solely by money market fluctuations.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat large than in Aaa securities. Their market value is virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. The market value of A-rated bonds may be influenced to some degree by economic performance during a sustained period of depressed business conditions, but, during periods of normalcy, A-rated bonds frequently move in parallel with Aaa and Aa obligations, with the occasional exception of oversupply in a few specific instances.

A 1 and Baa 1-Bonds which are rated A 1 and Baa 1 offer the maximum in security within their quality group, can be bought for possible upgrading in quality, and additionally, afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the market place.

Baa-Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The market value of Baa-rated bonds is more sensitive to changes in economic circumstances, and aside from occasional speculative factors applying to some bonds of this class, Baa market valuations will move in parallel with Aaa, Aa, and A obligations during periods of economic normalcy, except in instances of oversupply.

Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Con.(---)-Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction,
(b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Fitch Investors Service, Inc. A brief description of the applicable Fitch Investors Service, Inc. rating symbols and their meanings follow:

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

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Page 35




CONTENTS:
The First Trust Combined Series:
        What is The First Trust Combined Series?                 3
        What are Estimated Long-Term Return and
                Estimated Current Return?                       10
        How are Purchased Interest and Accrued
                Interest Treated?                               11
        Why and How are the Insured Trusts Insured?             12
        What is the Federal Tax Status of Unit Holders?         19
        What are the Expenses and Charges?                      20
Public Offering:
        How is the Public Offering Price Determined?            21
        How are Units Distributed?                              24
        What are the Sponsor's Profits?                         24
Rights of Unit Holders:
        How are Certificates Issued and Transferred?            24
        How are Interest and Principal Distributed?             25
        How can Distributions to Unit Holders be
                Reinvested?                                     26
        What Reports will Unit Holders Receive?                 27
        How May Units be Redeemed?                              27
        How May Units be Purchased by the Sponsor?              28
        How May Bonds be Removed from the Fund?                 29
Information as to Sponsor, Trustee and Evaluator:
        Who is the Sponsor?                                     29
        Who is the Trustee?                                     30
        Limitations on Liabilities of Sponsor and Trustee       30
        Who is the Evaluator?                                   30
Other Information:
        How May the Indenture be Amended or Terminated?         31
        Legal Opinions                                          31
        Experts                                                 32
        Description of Bond Ratings                             32

                         ________________


      THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL,
OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.
        THIS PROSPECTUS DOES NOT CONTAIN ALL INFORMATION SET FORTH
IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO,
WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.





                FIRST TRUST (registered trademark)

                         The First Trust
                         Combined Series




                           Prospectus
                            Part Two
                         March 13, 1995




                First Trust (registered trademark)

                1001 Warrenville Road, Suite 300
                      Lisle, Illinois 60532
                         1-708-241-4141
                            Trustee:

                   United States Trust Company
                           of New York
                          770 Broadway
                    New York, New York 10003
                         1-800-682-7520



                      THIS PART TWO MUST BE
                     ACCOMPANIED BY PART ONE
                         AND PART THREE.

                  PLEASE RETAIN THIS PROSPECTUS
                       FOR FUTURE REFERENCE









                      Florida Trust Series

     The First Trust (registered trademark) Combined Series
     The First Trust of Insured Municipal Bonds-Multi-State

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated September 25, 1995                        PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is, however, includable in gross income for Federal income tax purposes. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) It should be noted that under provisions of the Revenue Reconciliation Act of 1993 (the "Tax Act") described below that subject accretion of market discount on tax-exempt bonds to taxation as ordinary income, gain realized on the sale or redemption of Bonds by the Trustee or of Units by a Unit holder that would have been treated as capital gain under prior law is treated as ordinary income to the extent it is attributable to accretion of market discount. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his Units.

At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes. Tax-exempt interest received by each of the Trusts on Bonds deposited therein will retain its status as tax-exempt interest, for Federal income tax purposes, when distributed to a Unit holder except that the alternative minimum tax and the environmental tax (the "Superfund Tax") applicable to corporate Unit holders may, in certain circumstances, include in the amount on which such tax is calculated, 75% of the interest income received by the Trust. See "Certain Tax Matters Applicable to Corporate Unit Holders";

(2) exemption of interest and accrued original issue discount on any Bonds for Federal income tax purposes does not necessarily result in tax exemption under the laws of the several states as such laws vary with respect to the taxation of such securities and in many states all or a part of such interest and accrued original issue discount may be subject to tax;

(3) each Unit holder of a Trust is considered to be the owner of a pro rata portion of such Trust under subpart E, subchapter
J of chapter 1 of the Internal Revenue Code of 1986 (hereinafter the "Code") and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. Unit holders must reduce the tax basis of their Units for their share of accrued interest

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

received, if any, on Bonds delivered after the date the Unit holders pay for their Units and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder.
The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. In the case of a Unit holder who purchases his Units, such basis is determined by apportioning the tax basis for the Units among each of the Trust assets ratably according to value as of the date of acquisition of the Units. The basis of each Unit and of each Bond which was issued with original issue discount must be increased by the amount of accrued original issue discount and the basis of each Unit and of each Bond which was purchased by a Trust at a premium must be reduced by the annual amortization of Bond premium. The tax cost reduction requirements of said Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(4) any insurance proceeds which represent maturing interest on defaulted obligations held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the obligations, rather than the insurer, will pay debt service on the obligations.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compounded interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have accrued to prior owners. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Because of the complexity of these rules relating to the accrual of original issue discount, Unit holders should consult their tax advisers as to how these rules apply. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Tax Act subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993.
In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to a statutory de minimis rule. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of the Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Investors with questions regarding these issues should consult with their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such securities received by a "substantial user" of the facilities being financed with the proceeds of these securities, or persons related thereto, for periods while such securities are held by such a user or related person, will not be excludable from Federal gross income, although interest on such securities received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that Social Security benefits are includible in gross income in an amount equal to the lesser of (1) 50% of the Social Security benefits received or (2) 50% of the excess of "modified adjusted gross income" plus 50% of the Social Security benefits received over the appropriate "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31, 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. THE TRUSTS DO NOT INCLUDE
ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

For taxpayers other than corporations, net capital gains are presently subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. All taxpayers are presently required to disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. Present Federal income tax law also provides for an alternative minimum tax for corporations levied at a rate of 20% of alternative minimum taxable income. The alternative minimum tax and the environmental tax (the "Superfund Tax") depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (excluding an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or
REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). Although tax-exempt interest received by the Trusts on Bonds deposited therein will not be included in the gross income of corporations for Federal income tax purposes, "adjusted current earnings" includes all tax-exempt interest, including interest on all Bonds in the Trusts.

Unit holders are urged to consult their own tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of The First Trust Combined Series for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of The First Trust Combined Series is not an association taxable as a corporation and the income of each Trust in Series 4-125 of The First Trust Combined Series will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to The First Trust Combined Series for New York tax matters for Series 126 and subsequent Series of The First Trust Combined Series, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

Booth & Baron has served as Special Counsel to Series 1-9 of The First Trust of Insured Municipal Bonds-Multi-State, inclusive, and Winston & Strawn (previously named Cole & Deitz) has served as Special Counsel to Series 10 and 11 of The First Trust of Insured Municipal Bonds-Multi-State for New York tax matters. In the opinion of such Special Counsels, under the existing income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

Florida Tax Status of Unit Holders

The Bonds were accompanied by opinions of Bond Counsel to the respective issuers thereof to the effect that the Bonds were exempt from the Florida intangibles tax. Neither the Sponsor nor its counsel have independently reviewed such opinions or examined the Bonds to be deposited in and held by a Florida Trust and have assumed the correctness as of the date of deposit of the opinions of Bond Counsel.

At the time of the closing for each Florida Trust, Chapman and Cutler, Special Counsel to the Fund for Florida tax matters, rendered an opinion under then existing Florida income tax law applicable to taxpayers whose income is subject to Florida income taxation substantially to the effect that:

Neither the Florida Trust nor Non-Corporate Unit holders will be subject to the Florida income tax imposed by Chapter 220, Florida Statutes. Any amounts paid to a Florida Trust or Non-Corporate
Unit Holders under an insurance policy issued to a Florida Trust, the issuers, the underwriters, or the Sponsor thereof, or others, which represent maturing interest on defaulted obligations held by the Trustee will not be subject to the Florida income tax imposed by Chapter 220, Florida Statutes provided that such amounts paid are not subject to federal income tax.

Corporate Unit holders will be subject to Florida income or franchise taxation under Chapter 220, Florida Statutes (a) on interest received by a Trust, (b) on payments of interest pursuant to any insurance policy, (c) on gain realized when Bonds are sold, redeemed or paid at maturity or when insurance payments with respect to principal are received by a Trust and (d) on gain on the sale or redemption of Units, to the extent allocable to Florida as "adjusted federal income." Corporate Unit holders that have a commercial domicile in Florida will also be subject to Florida income or franchise taxation on 100 percent of the items of income described in clauses
(a) through (d) of the immediately preceding sentence to the extent that such income constitutes "nonbusiness income."

Even if interest on indebtedness incurred or continued by a Unit holder to purchase Units in a Trust is not deductible for Federal income tax purposes, it will reduce interest income on the Bonds which is reportable by Corporate Unit holders for Florida income tax purposes.

Trust Units held by a Florida resident will be includible in the resident's estate for Florida estate tax purposes, but if such estate is not subject to the Federal estate tax, the estate will not be subject to the Florida estate tax. The Florida estate tax is limited to the amount of the credit for state death taxes provided for in section 2011 of the Code, less estate taxes paid to states other than Florida.

Neither the Bonds nor the Units will be subject to the Florida ad valorem tax, the Florida intangible personal property tax or Florida sales or use tax.

For information with respect to the Federal income tax status and other tax matters, see "What is the Federal Tax Status of Unit Holders?"

Certain Considerations

Population. In 1980, Florida was the seventh most populous state in the United States. The State has grown dramatically since then and as of April 1, 1993 ranks fourth with an estimated population of 13.4 million. Florida's attraction, as both a growth and retirement state, has kept net migration fairly steady with an average of 292,988 new residents a year from 1983 through 1993. The U.S.
average population increase since 1982 is about 1% annually, while Florida's average annual rate of increase is about 2.5%. Florida continues to be the fastest growing of the ten largest states.
This strong population growth is one reason the State's economy is performing better than the nation as a whole. In addition to attracting senior citizens to Florida as a place for retirement, the State is also recognized as attracting a significant number of working age individuals. Since 1983, the prime working age population (18-44) has grown at an average annual rate of 2.6%.
The share of Florida's total working age population (18-59) to total State population is approximately 54%. This share is not expected to change appreciably into the twenty-first century.

Income. The State's personal income has been growing strongly the last several years and has generally outperformed both the United States as a whole and the southeast in particular, according to the U.S. Department of Commerce and the Florida Consensus Economic Estimating Conference. This is due to the fact that Florida's population has been growing at a very strong pace and, since the early 1970s, the State's economy has diversified so as to provide greater insulation from national economic downturns. As a result, Florida's real per capita personal income has tracked closely with the national average and has tracked above the southeast.
From 1984 through 1993, the State's real per capita personal income rose at an average of 5.4% per year, while the national real per capita income increased at an average of 5.5% per year.

Because Florida has a proportionately greater retirement age population, property income (dividends, interest and rent) and transfer payments (Social Security and pension benefits, among other sources of income) are relatively more important sources of income. For example, Florida's total wages and salaries and other labor income in 1993 was 62% of total personal income, while a similar figure for the nation for 1990 was 72%. Transfer payments are typically less sensitive to the business cycle than employment income and, therefore, act as stabilizing forces in weak economic periods.

The State's per capita personal income in 1992 of $19,711 was slightly below the national average of $20,105 and significantly ahead of that for the southeast United States, which was $17,296. Real personal income in the State is estimated to have increased 5.5% in 1993-94 and 4.7% in 1994-95. By the end of 1994-95, real personal income per capita in the State is expected to average 6.7% higher than its 1992-93 level.

Employment. Since 1980, the State's job creation rate is almost twice the rate for the nation as a whole, and its growth rate in new non-agricultural jobs is the fastest of the 11 most populous states, second only to California in the absolute number of new jobs created. Contributing to the State's rapid rate of growth in employment and income is international trade. Since 1980, the State's unemployment rate has generally been below that of the United States. In recent years, however, as the State's economic growth has slowed from its previous highs, the State's unemployment rate has tracked above the national average. The average rate in Florida since 1980 has been 6.5% while the national average is 7.1%. According to the U.S. Department of Commerce, the Florida Department of Labor and Employment Security and the Florida Consensus Economic Estimating Conference (together, the "Organization"), the State's unemployment rate was 8.2% during 1992. As of January 1994, the Organization estimates that the unemployment rate will be 6.7% for 1993-94 and 6.1% for 1994-95.

The rate of job creation in Florida's manufacturing sector has exceeded that of the United States. From the beginning of 1980 through 1993, the State added over 50,000 new manufacturing jobs, an 11.7% increase. During the same period, national manufacturing employment declined ten out of the fourteen years, for a loss of 2,977,000 jobs.

Total non-farm employment in Florida is expected to increase 2.7% in 1993-94 and rise 3.8% in 1994-95. Trade and services, the two largest sources of employment in the State, account for more than half of the total non-farm employment. Employment in the service sector should experience an increase of 3.9% in 1993-94, while growing 4.9% in 1994-95. Trade is expected to expand 2.2% in 1994 and 3.4% in 1995. The service sector is now the State's largest employment category.

Construction. The State's economy has in the past been highly dependent on the construction industry and construction-related manufacturing. This dependency has declined in recent years and continues to do so as a result of continued diversification of the State's economy. For example, in 1980, total contract construction employment as a share of total non-farm employment was just over 7.0%, and in 1993 the share had edged downward to 5.0%. This trend is expected to continue as the State's economy continues to diversify. Florida, nevertheless, has a dynamic construction industry, with single and multi-family housing starts accounting for 8.5% of total U.S. housing starts in 1993 while the State's population is 5.3% of the U.S. total population. Florida's housing starts since 1980 have represented an average of 11.0% of the United
States' total annual starts, and since 1980 total housing starts have averaged 156,450 a year.

A driving force behind the State's construction industry has been the State's rapid rate of population growth. Although the State currently is the fourth most populous state, its annual population growth is now projected to decline as the number of people moving into the State is expected to hover near the mid-250,000 range annually throughout the 1990s. This population trend should provide fuel for business and home builders to keep construction activity lively in Florida for some time to come. However, other factors do influence the level of construction in the State. For example, federal tax reform in 1986 and other changes to the federal income tax code have eliminated tax deductions for owners of more than two residential real estate properties and have lengthened depreciation schedules on investment and commercial properties. Economic growth and existing supplies of homes also contribute to the level of construction activity in the State.

Hurricane Andrew left some parts of south Florida devastated. Post-Hurricane Andrew clean up and rebuilding have changed the outlook for the State's economy. Single and multi-family housing starts in 1993-94 are projected to reach a combined level of 118,000, and to increase to 134,300 next year. Lingering recessionary effects on consumers and tight credit are some of the reasons for relatively slow core construction activity, as well as lingering effects from the 1986 tax reform legislation discussed above. However, construction is one of the sectors most severely affected by Hurricane Andrew. Low interest rates and pent up demand combined with improved consumer confidence should lead to improved housing starts. The construction figures above include additional housing starts as a result of destruction by Hurricane Andrew. Total construction expenditures are forecasted to increase 15.6% this year and increase 13.3% next year.

The State has continuously been dependent on the highly cyclical construction and construction- related manufacturing industries.
While that dependency has decreased, the State is still somewhat at the mercy of the construction and construction-related manufacturing industries. The construction industry is driven to a great extent by the State's rapid growth in population. There can be no assurance that population growth will continue throughout the 1990s in which case there could be an adverse impact on the State's economy through the loss of construction and construction-related manufacturing jobs. Also, while interest rates remain low currently, an increase in interest rates could significantly adversely impact the financing of new construction within the State, thereby adversely impacting unemployment and other economic factors within the State. In addition, available commercial office space has tended to remain high over the past few years. So long as this glut of commercial rental space continues, construction of this type of space will likely continue to remain slow.

Tourism. Tourism is one of Florida's most important industries. Approximately 41.1 million tourists visited the State in 1993, as reported by the Florida Department of Commerce. In terms of business activities and state tax revenues, tourists in Florida in 1993 represented an estimated 4.5 million additional residents. Visitors to the State tend to arrive both by air and car. The
State's tourism industry over the years has become more sophisticated, attracting visitors year-round and, to a degree, reducing its seasonality. The dollar's depreciation has enhanced the State's tourism industry. Tourist arrivals are expected to decline by almost 2% this year, but are expected to recover next year with 5.0% growth. Tourist arrivals to Florida by air and car are expected to diverge from each other, air decreasing 5.6% and auto increasing 1.6%. By the end of the State's current fiscal year, 41.0 million domestic and international tourists are expected to have visited the State. In 1994-95, tourist arrivals should approximate 43.0 million.

Revenues and Expenses. Estimated fiscal year 1993-94 General Revenue plus Working Capital funds available to the State total $13,582.7 million, an 8.4% increase over 1992-93. This reflects a transfer of $190 million, out of an estimated $220.0 million in non-recurring revenue due to Hurricane Andrew, to a hurricane relief trust fund.
Of the total General Revenue plus Working Capital funds available to the State, $12,943.5 million of that is Estimated Revenues (excluding the Hurricane Andrew impact), which represents an increase of 7.3% over the previous year's Estimated Revenues. With effective General Revenues plus Working Capital Fund appropriations at $13,276.9 million, unencumbered reserves at the end of 1993-94 are estimated at $302.8 million. Estimated fiscal year 1994-95 General Revenue plus Working Capital and Budget Stabilization funds available total $14,573.7 million, a 7.3% increase over 1993-94. This amount reflects a transfer of $159.0 million in non-recurring revenue due to Hurricane Andrew to a hurricane relief fund. The $13,860.8 million in Estimated Revenues (excluding Hurricane Andrew impact) represent an increase of 7.1% over the previous year's Estimated Revenues. The massive effort to rebuild and replace destroyed or damaged property in the wake of Hurricane Andrew is responsible for the substantial positive revenue impacts shown here. Most of the impact is in the increase in the State's sales tax.

In fiscal year 1992-93, approximately 62% of the State's total direct revenue to its three operating funds was derived from State taxes, with Federal grants and other special revenue accounting for the balance. State sales and use tax, corporate income tax, intangible personal property tax and beverage tax amounted to 68%, 7%, 4% and 4%, respectively, of total General Revenue Funds available during fiscal 1992-93. In that same year, expenditures for education, health and welfare and public safety amounted to approximately 49%, 30% and 11%, respectively, of total expenditures from the General Revenue Fund.

The State's sales and use tax (6%) currently accounts for the State's single largest source of tax receipts. Slightly less than 10% of the State's sales and use tax is designated for local governments and is distributed to the respective counties in which collected for use by the counties, and the municipalities therein. In addition to this distribution, local governments may assess (by referendum) a 0.5% or a 1.0% discretionary sales surtax within their county. Proceeds from this local option sales tax are earmarked for funding local infrastructure programs and acquiring land for public recreation or conservation or protection of natural resources as provided under applicable Florida law. Certain charter counties have other additional taxing powers, and non-consolidated counties with a population in excess of 800,000 may levy a local option sales tax to fund indigent health care. It alone cannot exceed 0.5% and when combined with the infrastructure surtax cannot exceed
1.0%. For the fiscal year ended June 30, 1993 sales and use tax receipts (exclusive of the tax on gasoline and special fuels) totalled $9,426.0 million, an increase of 12.5% over fiscal year 1991-92.

The second largest source of State tax receipts is the tax on motor fuels. However, these revenues are almost entirely dedicated trust funds for specific purposes and are not included in the State's General Revenue Fund.

The State imposes an alcoholic beverage wholesale tax (excise tax) on beer, wine and liquor. This tax is one of the State's major tax sources, with revenues totalling $442.2 million in fiscal year ending June 30, 1993. Alcoholic beverage tax receipts increased 1.6% from the previous year's total. The revenues collected from this tax are deposited into the State's General Revenue Fund.

The State imposes a corporate income tax. All receipts of the corporate income tax are credited to the General Revenue Fund.
For the fiscal year ended June 30, 1993 receipts from this source were $846.6 million, an increase of 5.6% from fiscal year 1991-92.

The State imposes a documentary stamp tax on deeds and other documents relating to realty, corporate shares, bonds, certificates of indebtedness, promissory notes, wage assignments and retail charge accounts.
The documentary stamp tax collections totalled $639.0 million during fiscal year 1992-93, a 27.0% increase from the previous fiscal year. Beginning in fiscal year 1992-93, 71.29% of these taxes is to be deposited to the General Revenue Fund.

The State imposes a gross receipts tax on electric, natural gas and telecommunications services. All gross receipt utilities tax collections are credited to the State's Public Education Capital Outlay and Debt Service Trust Fund. In fiscal year 1992-93, this amounted to $447.9 million.

The State imposes an intangible personal property tax on stocks, bonds, including bonds secured by liens in Florida real property, notes, governmental leaseholds and certain other intangibles not secured by a lien on Florida real property. The annual rate of tax is 2 mils. The State also imposes a non-recurring 2 mil tax on mortgages and other obligations secured by liens on Florida real property. In fiscal year 1992-93, total intangible personal property tax collections were $783.4 million, a 33% increase over the prior year. Of the tax proceeds, 66.5% is distributed to the General Revenue Fund.

The State's severance tax taxes oil, gas and sulphur production, as well as the severance of phosphate rock and other solid minerals. Total collections from severance taxes total $64.5 million during fiscal year 1992-93, down 4.0% from the previous year. Currently, 60.0% of this amount was transferred to the General Revenue Fund.

The State began its own lottery in 1988. State law requires that lottery revenues be distributed 50.0% to the public in prizes, 38.0% for use in enhancing education, and the balance, 12.0%, for costs of administering the lottery. Fiscal year 1992-93 lottery ticket sales totalled $2.13 billion, providing education with approximately $810.4 million.

Debt-Balanced Budget Requirement. At the end of fiscal 1993, approximately $5.61 billion in principal amount of debt secured by the full faith and credit of the State was outstanding. In addition, since
July 1,1993, the State issued about $1.13 billion in principal amount of full faith and credit bonds.

The State Constitution and statutes mandate that the State budget, as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each fiscal year. If the Governor or Comptroller believe a deficit will occur in any State fund, by statute, he must certify his opinion to the Administrative Commission, which then is authorized to reduce all State agency budgets and releases by a sufficient amount to prevent a deficit in any fund. Additionally, the State Constitution prohibits issuance of State obligations to fund State operations.

Litigation. Currently under litigation are several issues relating to State actions or State taxes that put at risk substantial amounts of General Revenue Fund monies. Accordingly, there is no assurance that any of such matters, individually or in the aggregate, will not have a material adverse affect on the State's financial position.

Florida law provides preferential tax treatment to insurers who maintain a home office in the State. Certain insurers challenged the constitutionality of this tax preference and sought a refund of taxes paid. Recently, the Florida Supreme Court ruled in favor of the State. This case and others, along with pending refund claims, total about $150 million.

The State imposes a $295 fee on the issuance of certificates of title for motor vehicles previously titled outside the State.
The State has been sued by plaintiffs alleging that this fee violates the Commerce Clause of the U.S. Constitution. The Circuit Court in which the case was filed has granted summary judgment for the plaintiffs and has enjoined further collection of the impact fee and has ordered refunds to all those who have paid the fee since the collection of the fee went into effect. The State has appealed the lower Court's decision and an automatic stay has been granted to the State allowing it to continue to collect the fee. The potential refund exposure to the State if it should lose the case may be in excess of $100 million.

The State maintains a bond rating of Aa and AA from Moody's Investors Service and Standard & Poor's, respectively, on the majority of its general obligation bonds, although the rating of a particular series of revenue bonds relates primarily to the project, facility or other revenue source from which such series derives funds for repayment. While these ratings and some of the information presented above indicate that the State is in satisfactory economic health, there can be no assurance that there will not be a decline in economic conditions or that particular Florida Bonds purchased by the fund will not be adversely affected by any such changes.

The sources for the information presented above include official statements and financial statements of the State of Florida. While the Sponsor has not independently verified this information, it has no reason to believe that the information is not correct in all material respects.

Certain Trusts may contain Bonds of issuers located in the Commonwealth of Puerto Rico or issuers which will be affected by general economic conditions of Puerto Rico. Puerto Rico's unemployment rate remains significantly higher than the U.S. unemployment rate. Furthermore, the economy is largely dependent for its development upon U.S.
policies and programs that are being reviewed and may be eliminated.

The Puerto Rican economy consists principally of manufacturing (pharmaceuticals, scientific instruments, computers, microprocessors, medical products, textiles and petrochemicals), agriculture (largely sugar) and tourism. Most of the island's manufacturing output is shipped to the mainland United States, which is also the chief source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. Since World War II the economic importance of agriculture for Puerto Rico, particularly in the dominance of sugar production, has declined. Nevertheless, the Commonwealth-controlled sugar monopoly remains an important economic factor and is largely dependent upon Federal maintenance of sugar prices, the discontinuation of which could severely affect Puerto Rico sugar production. The level of tourism is affected by various factors including the strength of the U.S. dollar. During periods when the dollar is strong, tourism in foreign countries becomes relatively more attractive.

The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive programs. For example, Section
936 of the Internal Revenue Code provides for a credit against Federal income taxes for U.S. companies operating on the island if certain requirements are met. The Omnibus Budget Reconciliation
Act of 1993 imposes limits on such credit, effective for tax years beginning after 1993. In addition, from time to time proposals are introduced in Congress which, if enacted into law, would eliminate some or all of the benefits of Section 936. Although no assessment can be made at this time of the precise effect of such limitation, it is expected that the limitation of Section 936 credits would have a negative impact on Puerto Rico's economy.

Aid for Puerto Rico's economy has traditionally depended heavily on Federal programs, and current Federal budgetary policies suggest that an expansion of aid to Puerto Rico is unlikely. An adverse effect on the Puerto Rican economy could result from other U.S. policies, including a reduction of tax benefits for distilled products, further reduction in transfer payment programs such as food stamps, curtailment of military spending and policies which could lead to a stronger dollar.

In a plebiscite held in November 1993, the Puerto Rican electorate chose to continue Puerto Rico's Commonwealth status. Previously proposed legislation, which was not enacted, would have preserved the federal tax exempt status of the outstanding debts of Puerto Rico and its public corporations regardless of the outcome of the referendum, to the extent that similar obligations issued by the states are so treated and subject to the provisions of the Internal Revenue Code currently in effect. There can be no assurance that any pending or future legislation finally enacted will include the same or a similar protection against loss of tax exemption. The November 1993 plebiscite can be expected to have both direct and indirect consequences on such matters as the basic characteristics of future Puerto Rico debt obligations, the markets for these obligations, and the types, levels and quality of revenue sources pledged for the payment of existing and future debt obligations. Such possible consequences include, without limitation, legislative proposals seeking restoration of the status of Section 936 benefits otherwise subject to the limitations discussed above. However, no assessment can be made at this time of the economic and other effects of a change in federal laws affecting Puerto Rico as a result of the November 1993 plebiscite.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Florida Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Florida Trusts to pay interest on or principal of the Bonds.

                      Florida Trust Series

     The First Trust (registered trademark) Combined Series
     The First Trust of Insured Municipal Bonds-Multi-State

                      PART THREE PROSPECTUS
            Must be Accompanied by Parts One and Two

        SPONSOR:        Nike Securities L.P.
                        1001 Warrenville Road
                        Lisle, Illinois 60532
                        (800) 621-1675

        TRUSTEE:        The Chase Manhattan Bank
                        (National Association)
                        770 Broadway
                        New York, New York 10003

        LEGAL COUNSEL   Chapman and Cutler
        TO SPONSOR:     111 West Monroe Street
                        Chicago, Illinois 60603

        LEGAL COUNSEL   Carter, Ledyard & Milburn
        TO TRUSTEE:     2 Wall Street
                        New York, New York 10005

        INDEPENDENT     Ernst & Young LLP
        AUDITORS:       Sears Tower
                        233 South Wacker Drive
                        Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON
TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH
IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO,
WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

 PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                      Missouri Trust Series

     The First Trust (registered trademark) Combined Series
     The First Trust of Insured Municipal Bonds-Multi-State

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated September 25, 1995                        PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is, however, includable in gross income for Federal income tax purposes. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) It should be noted that under provisions of the Revenue Reconciliation Act of 1993 (the "Tax Act") described below that subject accretion of market discount on tax-exempt bonds to taxation as ordinary income, gain realized on the sale or redemption of Bonds by the Trustee or of Units by a Unit holder that would have been treated as capital gain under prior law is treated as ordinary income to the extent it is attributable to accretion of market discount. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his Units.

At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes. Tax-exempt interest received by each of the Trusts on Bonds deposited therein will retain its status as tax-exempt interest, for Federal income tax purposes, when distributed to a Unit holder except that the alternative minimum tax and the environmental tax (the "Superfund Tax") applicable to corporate Unit holders may, in certain circumstances, include in the amount on which such tax is calculated, 75% of the interest income received by the Trust. See "Certain Tax Matters Applicable to Corporate Unit Holders";

(2) exemption of interest and accrued original issue discount on any Bonds for Federal income tax purposes does not necessarily result in tax exemption under the laws of the several states as such laws vary with respect to the taxation of such securities and in many states all or a part of such interest and accrued original issue discount may be subject to tax;

(3) each Unit holder of a Trust is considered to be the owner of a pro rata portion of such Trust under subpart E, subchapter
J of chapter 1 of the Internal Revenue Code of 1986 (hereinafter the "Code") and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. Unit holders must reduce the tax basis of their Units for their share of accrued interest

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

received, if any, on Bonds delivered after the date the Unit holders pay for their Units and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder.
The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. In the case of a Unit holder who purchases his Units, such basis is determined by apportioning the tax basis for the Units among each of the Trust assets ratably according to value as of the date of acquisition of the Units. The basis of each Unit and of each Bond which was issued with original issue discount must be increased by the amount of accrued original issue discount and the basis of each Unit and of each Bond which was purchased by a Trust at a premium must be reduced by the annual amortization of Bond premium. The tax cost reduction requirements of said Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(4) any insurance proceeds which represent maturing interest on defaulted obligations held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the obligations, rather than the insurer, will pay debt service on the obligations.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compounded interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have accrued to prior owners. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Because of the complexity of these rules relating to the accrual of original issue discount, Unit holders should consult their tax advisers as to how these rules apply. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Tax Act subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993.
In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to a statutory de minimis rule. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of the Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Investors with questions regarding these issues should consult with their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such securities received by a "substantial user" of the facilities being financed with the proceeds of these securities, or persons related thereto, for periods while such securities are held by such a user or related person, will not be excludable from Federal gross income, although interest on such securities received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that Social Security benefits are includible in gross income in an amount equal to the lesser of (1) 50% of the Social Security benefits received or (2) 50% of the excess of "modified adjusted gross income" plus 50% of the Social Security benefits received over the appropriate "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31, 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. THE TRUSTS DO NOT INCLUDE
ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

For taxpayers other than corporations, net capital gains are presently subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. All taxpayers are presently required to disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. Present Federal income tax law also provides for an alternative minimum tax for corporations levied at a rate of 20% of alternative minimum taxable income. The alternative minimum tax and the environmental tax (the "Superfund Tax") depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (excluding an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or
REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). Although tax-exempt interest received by the Trusts on Bonds deposited therein will not be included in the gross income of corporations for Federal income tax purposes, "adjusted current earnings" includes all tax-exempt interest, including interest on all Bonds in the Trusts.

Unit holders are urged to consult their own tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special
Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New
York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

Missouri Tax Status of Unit Holders

The assets of each Trust will consist of interest-bearing obligations issued by or on behalf of the State of Missouri (the "State") or counties, municipalities, authorities or political subdivisions thereof (the "Missouri Bonds") or by the Commonwealth of Puerto
Rico, Guam and the United States Virgin Islands (the "Possession Bonds") (collectively, the "Bonds").

Neither the Sponsor nor its counsel have independently examined the Bonds to be deposited in and held in each Trust. However, although no opinion is expressed herein regarding such matters, it is assumed that: (i) the Bonds were validly issued, (ii) the interest thereon is excludable from gross income for Federal income tax purposes and (iii) interest on the Missouri Bonds, if received directly by a Unit holder, would be exempt from the Missouri income tax applicable to individuals and corporations ("Missouri State Income Tax"). The opinion set forth below does not address the taxation of persons other than full-time residents of Missouri.

At the time of the closing for each Missouri Trust, Chapman and Cutler, Special Counsel to the Fund for Missouri tax matters rendered an opinion under then existing Missouri tax law applicable to taxpayers whose income is subject to Missouri income taxation substantially to the effect that:

Each Trust is not an association taxable as a corporation for Missouri income tax purposes, and each Unit holder of a Trust will be treated as the owner of a pro rata portion of the Trust and the income of such portion of the Trust will be treated as the income of the Unit holder for Missouri State Income Tax purposes.

Interest paid and original issue discount, if any, on the Bonds which would be exempt from the Missouri State Income Tax if received directly by a Unit holder will be exempt from the Missouri State Income Tax when received by a Trust and distributed to such Unit holder; however, no opinion is expressed herein regarding taxation of interest paid and original issue discount, if any, on the Bonds received by a Trust and distributed to Unit holders under any other tax imposed pursuant to Missouri law, including but not limited to the franchise tax imposed on financial institutions pursuant to Chapter 148 of the Missouri Statutes.

To the extent that interest paid and original issue discount, if any, derived from a Trust by a Unit holder with respect to Possession Bonds is excludable from gross income for Federal income tax purposes pursuant to 48 U.S.C. Section 745, 48 U.S.C. Section 1423a, and 48 U.S.C. Section 1403, such interest paid and original issue discount, if any, will not be subject to the Missouri State Income Tax; however, no opinion is expressed herein regarding taxation of interest paid and original issue discount, if any, on the Bonds received by a Trust and distributed to Unit holders under any other tax imposed pursuant to Missouri law, including but not limited to the franchise tax imposed on financial institutions pursuant to Chapter 148 of the Missouri Statutes.

Each Unit holder of a Trust will recognize gain or loss for Missouri State Income Tax purposes if the Trustee disposes of a bond (whether by redemption, sale, or otherwise) or if the Unit holder redeems or sells Units of a Trust to the extent that such a transaction results in a recognized gain or loss to such Unit holder for Federal income tax purposes. Due to the amortization of bond premium and other basis adjustments required by the Internal Revenue Code, a Unit holder, under some circumstances, may realize taxable gain when his or her Units are sold or redeemed for an amount equal to their original cost.

Any insurance proceeds paid under policies which represent maturing interest on defaulted obligations which are excludable from gross income for Federal income tax purposes will be excludable from Missouri State Income Tax to the same extent as such interest would have been so excludable if paid by the issuer of such Bonds held by a Trust; however, no opinion is expressed herein regarding taxation of interest paid and original issue discount, if any, on the Bonds received by a Trust and distributed to Unit holders under any other tax imposed pursuant to Missouri law, including but not limited to the franchise tax imposed on financial institutions pursuant to Chapter 148 of the Missouri Statutes.

The Missouri State Income Tax does not permit a deduction of interest paid or incurred on indebtedness incurred or continued to purchase or carry Units in a Trust, the interest on which is exempt from such Tax.

The Trust will not be subject to the Kansas City, Missouri Earnings and Profits Tax and each Unit holder's share of income of the Bonds held by a Trust will not generally be subject to the Kansas City, Missouri Earnings and Profits Tax or the City of St. Louis Earnings Tax (except in the case of certain Unit holders, including corporations, otherwise subject to the St. Louis City Earnings
Tax).

For information with respect to the Federal income tax status and other tax matters see "What is the Federal Tax Status of Unit
Holders?"

Certain Considerations

The following discussion regarding constitutional limitations and the economy of the State of Missouri is included for the purpose of providing general information that may or may not affect issuers of the Bonds in Missouri.

Missouri's population was 5,117,000 according to the 1990 census of the United States Bureau of the Census, which represented an increase of 200,000 or 4.1% from the 1980 census of 4,917,000 inhabitants. Based on the 1990 population, Missouri was the 15th largest state in the nation and the third most populous state west of the Mississippi River, ranking behind California and Texas. In 1994, the State's population was estimated to be 5,278,000 by the United States Bureau of the Census.

Agriculture is a significant component of Missouri's economy. According to data of the United States Department of Agriculture, Missouri ranked 16th in the nation in 1993 in the value of cash receipts from farm marketing, with over $4.1 billion. Missouri is one of the nation's leading purebred livestock producers. In 1993, sales of livestock and livestock products constituted nearly 56% of the State's total agricultural receipts.

The average value of farm land and buildings is $762 per acre as of January 1, 1994, which is 102% of the U.S. average. The State improved its ranking to second in 1980 (and continues that position to date) in the total number of farms, although the trend continues toward fewer, larger farms.

Missouri is one of the leading mineral producers in the Midwest, and ranked 15th nationally in 1993 in the production of nonfuel minerals. Total preliminary value of mineral production in 1993 was approximately $832 million. The State continues to rank first in the nation in the production of lead. Lead production in 1993 was valued at over $193 million. Missouri also ranks first in the production of refractory clay, third in barite, fourth in production of zinc and is a leading producer of lime, cement and stone.

According to data obtained by the Missouri Division of Employment Security, in 1993 over two million workers had nonagricultural jobs in Missouri. Nearly 27% of these workers were employed in services, approximately 24% were employed in wholesale and retail trade, and 17% were employed in manufacturing.

In the last ten years, Missouri has experienced a significant increase in employment in the service sector and in wholesale and retail trade.

In 1993, per capita personal income in Missouri was $19,463, a 2.6% increase over the 1992 figure of $18,970. For the United
States as a whole, per capita income in 1993 was $20,817, a 3.6% increase over the 1992 per capita income of $20,105.

Although the June 1993 revenue estimate had been revised downward by $27.5 million, the State budget for fiscal year 1993 remained balanced due primarily to delayed spending for desegregation capital projects. The downward revision in revenues was considered necessary because of weak economic performance, and more importantly an economic outlook for the second half of fiscal year 1993 which projected slower growth than was anticipated in June 1992.

For fiscal year 1994, the majority of revenues for the State of Missouri will be obtained from individual income taxes (53.1%), sales and use taxes (30.0%), corporate income taxes (5.9%) and county foreign insurance taxes (3.0%). Major expenditures for fiscal year 1994 include elementary and secondary education (30.6%), human services (25.4%), higher education (14.8%) and desegregation (8.9%).

The fiscal year 1994 budget balances resources and obligations based on the consensus revenue and refund estimate and an opening balance resulting from continued withholdings and delayed spending for desegregation capital projects. The total general revenue operating budget for fiscal year 1994 exclusive of desegregation is $3,844.6 million.

As of December 31, 1994, the state has spent $2.2 billion on the desegregation cases in St. Louis and Kansas City. At the end of fiscal year 1995, that total will rise to an estimated $2.6 billion.
The revised estimate for fiscal year 1995 is $358.9 million and the projection for fiscal year 1996 is $344.4 million. This expected decline is due to the completion of many of the court-ordered capital improvements projections. The state's obligation for desegregation capital improvements was paid for with one-time revenue sources.
After deducting the one-time capital improvements costs, the ongoing increase required from general revenue growth is $42.3 million.
The increase is due to significant increases required by new St.
Louis magnet schools, general salary increases ordered by the federal district court in Kansas City and the costs of voluntary interdistrict transfers in both cases. These estimates are subject to variables including actions of the school districts and participating students, future court orders and the expenditure rates of the school districts.

According to the United States Bureau of Labor Statistics, the
1993 unemployment rate in Missouri was 6.4% and the 1994 rate was 4.9%. Although not strictly comparable, the preliminary seasonally adjusted rate for March of 1995 was 4.7%.

Currently, Moody's Investors Service, Inc. rates Missouri general obligation bonds "Aaa" and Standard & Poor's rates Missouri general obligation bonds "AAA." Although these ratings indicate that the State of Missouri is in relatively good economic health, there can be, of course, no assurance that this will continue or that particular bond issues may not be adversely affected by changes in the State or local economic or political conditions.

Certain Trusts may contain Bonds of issuers located in the Commonwealth of Puerto Rico or issuers which will be affected by general economic conditions of Puerto Rico. Puerto Rico's unemployment rate remains significantly higher than the U.S. unemployment rate. Furthermore, the economy is largely dependent for its development upon U.S.
policies and programs that are being reviewed and may be eliminated.

The Puerto Rican economy consists principally of manufacturing (pharmaceuticals, scientific instruments, computers, microprocessors, medical products, textiles and petrochemicals), agriculture (largely sugar) and tourism. Most of the island's manufacturing output is shipped to the mainland United States, which is also the chief source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. Since World War II the economic importance of agriculture for Puerto Rico, particularly in the dominance of sugar production, has declined. Nevertheless, the Commonwealth-controlled sugar monopoly remains an important economic factor and is largely dependent upon Federal maintenance of sugar prices, the discontinuation of which could severely affect Puerto Rico sugar production.

The level of tourism is affected by various factors including the strength of the U.S. dollar. During periods when the dollar is strong, tourism in foreign countries becomes relatively more attractive.

The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive programs. For example, Section
936 of the Internal Revenue Code provides for a credit against Federal income taxes for U.S. companies operating on the island if certain requirements are met. The Omnibus Budget Reconciliation
Act of 1993 imposes limits on such credit, effective for tax years beginning after 1993. In addition, from time to time proposals are introduced in Congress which, if enacted into law, would eliminate some or all of the benefits of Section 936. Although no assessment can be made at this time of the precise effect of such limitation, it is expected that the limitation of Section 936 credits would have a negative impact on Puerto Rico's economy.

Aid for Puerto Rico's economy has traditionally depended heavily on Federal programs, and current Federal budgetary policies suggest that an expansion of aid to Puerto Rico is unlikely. An adverse effect on the Puerto Rican economy could result from other U.S. policies, including a reduction of tax benefits for distilled products, further reduction in transfer payment programs such as food stamps, curtailment of military spending and policies which could lead to a stronger dollar.

In a plebiscite held in November 1993, the Puerto Rican electorate chose to continue Puerto Rico's Commonwealth status. Previously proposed legislation, which was not enacted, would have preserved the federal tax exempt status of the outstanding debts of Puerto
Rico and its public corporations regardless of the outcome of the referendum, to the extent that similar obligations issued by the states are so treated and subject to the provisions of the Internal Revenue Code currently in effect. There can be no assurance that any pending or future legislation finally enacted will include the same or a similar protection against loss of tax exemption. The November 1993 plebiscite can be expected to have both direct and indirect consequences on such matters as the basic characteristics of future Puerto Rico debt obligations, the markets for these obligations, and the types, levels and quality of revenue sources pledged for the payment of existing and future debt obligations. Such possible consequences include, without limitation, legislative proposals seeking restoration of the status of Section 936 benefits otherwise subject to the limitations discussed above. However, no assessment can be made at this time of the economic and other effects of a change in federal laws affecting Puerto Rico as a result of the November 1993 plebiscite.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Missouri Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Missouri Trusts to pay interest on or principal of the Bonds.

                      Missouri Trust Series

     The First Trust (registered trademark) Combined Series
     The First Trust of Insured Municipal Bonds-Multi-State

                      PART THREE PROSPECTUS
            Must be Accompanied by Parts One and Two

        SPONSOR:        Nike Securities L.P.
                        1001 Warrenville Road
                        Lisle, Illinois 60532
                        (800) 621-1675

        TRUSTEE:        The Chase Manhattan Bank
                        (National Association)
                        770 Broadway
                        New York, New York 10003

        LEGAL COUNSEL   Chapman and Cutler
        TO SPONSOR:     111 West Monroe Street
                        Chicago, Illinois 60603

        LEGAL COUNSEL   Carter, Ledyard & Milburn
        TO TRUSTEE:     2 Wall Street
                        New York, New York 10005

        INDEPENDENT     Ernst & Young LLP
        AUDITORS:       Sears Tower
                        233 South Wacker Drive
                        Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON
TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH
IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO,
WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

 PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                     New Jersey Trust Series

     The First Trust (registered trademark) Combined Series
     The First Trust of Insured Municipal Bonds-Multi-State
                    The First Trust Advantage

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated September 25, 1995                        PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is, however, includable in gross income for Federal income tax purposes. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) It should be noted that under provisions of the Revenue Reconciliation Act of 1993 (the "Tax Act") described below that subject accretion of market discount on tax-exempt bonds to taxation as ordinary income, gain realized on the sale or redemption of Bonds by the Trustee or of Units by a Unit holder that would have been treated as capital gain under prior law is treated as ordinary income to the extent it is attributable to accretion of market discount. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his Units.

At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes. Tax-exempt interest received by each of the Trusts on Bonds deposited therein will retain its status as tax-exempt interest, for Federal income tax purposes, when distributed to a Unit holder except that the alternative minimum tax and the environmental tax (the "Superfund Tax") applicable to corporate Unit holders may, in certain circumstances, include in the amount on which such tax is calculated, 75% of the interest income received by the Trust. See "Certain Tax Matters Applicable to Corporate Unit Holders";

(2) exemption of interest and accrued original issue discount on any Bonds for Federal income tax purposes does not necessarily result in tax exemption under the laws of the several states as such laws vary with respect to the taxation of such securities and in many states all or a part of such interest and accrued original issue discount may be subject to tax;

(3) each Unit holder of a Trust is considered to be the owner of a pro rata portion of such Trust under subpart E, subchapter
J of chapter 1 of the Internal Revenue Code of 1986 (hereinafter the "Code") and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. Unit holders must reduce the tax basis of their Units for their share of accrued interest

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

received, if any, on Bonds delivered after the date the Unit holders pay for their Units and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder.
The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. In the case of a Unit holder who purchases his Units, such basis is determined by apportioning the tax basis for the Units among each of the Trust assets ratably according to value as of the date of acquisition of the Units. The basis of each Unit and of each Bond which was issued with original issue discount must be increased by the amount of accrued original issue discount and the basis of each Unit and of each Bond which was purchased by a Trust at a premium must be reduced by the annual amortization of Bond premium. The tax cost reduction requirements of said Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(4) any insurance proceeds which represent maturing interest on defaulted obligations held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the obligations, rather than the insurer, will pay debt service on the obligations.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compounded interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have accrued to prior owners. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Because of the complexity of these rules relating to the accrual of original issue discount, Unit holders should consult their tax advisers as to how these rules apply. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Tax Act subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993.
In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to a statutory de minimis rule. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of the Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Investors with questions regarding these issues should consult with their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such securities received by a "substantial user" of the facilities being financed with the proceeds of these securities, or persons related thereto, for periods while such securities are held by such a user or related person, will not be excludable from Federal gross income, although interest on such securities received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that Social Security benefits are includible in gross income in an amount equal to the lesser of (1) 50% of the Social Security benefits received or (2) 50% of the excess of "modified adjusted gross income" plus 50% of the Social Security benefits received over the appropriate "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31, 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. THE TRUSTS DO NOT INCLUDE
ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

For taxpayers other than corporations, net capital gains are presently subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. All taxpayers are presently required to disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. Present Federal income tax law also provides for an alternative minimum tax for corporations levied at a rate of 20% of alternative minimum taxable income. The alternative minimum tax and the environmental tax (the "Superfund Tax") depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (excluding an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or
REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). Although tax-exempt interest received by the Trusts on Bonds deposited therein will not be included in the gross income of corporations for Federal income tax purposes, "adjusted current earnings" includes all tax-exempt interest, including interest on all Bonds in the Trusts.

Unit holders are urged to consult their own tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of The First Trust Combined Series for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of The First Trust Combined Series is not an association taxable as a corporation and the income of each Trust in Series 4-125 of The First Trust Combined Series will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to The First Trust Combined Series for New York tax matters for Series 126 and subsequent Series of The First Trust Combined Series, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

Booth & Baron has served as Special Counsel to Series 1-9 of The First Trust of Insured Municipal Bonds-Multi-State, inclusive, and Winston & Strawn (previously named Cole & Deitz) has served as Special Counsel to Series 10 and 11 of The First Trust of Insured Municipal Bonds-Multi-State for New York tax matters. In the opinion of such Special Counsels, under the existing income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

New Jersey Tax Status of Unit Holders

The assets of each New Jersey Trust will consist of interest-bearing obligations issued by or on behalf of the State of New Jersey and counties, municipalities, authorities and other political subdivisions thereof, and certain territories of the United States, including Puerto Rico, Guam, the Virgin Islands and the Northern
Mariana Islands (the "New Jersey Bonds").

At the time of closing for each New Jersey Trust, Special Counsel to the Fund for New Jersey tax matters rendered an opinion under then existing New Jersey income tax law applicable to taxpayers whose income is subject to New Jersey income taxation substantially to the effect that:

Each New Jersey Trust will be recognized as a trust and not an association taxable as a corporation. A New Jersey Trust will not be subject to the New Jersey Corporation Business Tax or the New Jersey Corporation Income Tax.

With respect to the non-corporate Unit holders who are residents of New Jersey, the income of a New Jersey Trust will be treated as the income of such Unit holders under the New Jersey Gross Income Tax. Interest on the underlying New Jersey Bonds which is exempt from tax under the New Jersey Gross Income Tax Law when received by a New Jersey Trust will retain its status as tax-exempt interest when distributed to the Unit holders.

A non-corporate Unit holder will not be subject to the New Jersey Gross Income Tax on any gain realized either when a New Jersey Trust disposes of a New Jersey Bond (whether by sale, exchange, redemption or payment at maturity) or when the Unit holder redeems or sells his Units. Any loss realized on such disposition may not be utilized to offset gains realized by such Unit holder on the disposition of assets the gain on which is subject to the New Jersey Gross Income Tax.

Units of a New Jersey Trust may be taxable on the death of a Unit holder under the New Jersey Transfer Inheritance Tax Law or the
New Jersey Estate Tax Law.

If a Unit holder is a corporation subject to the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax, interest from the Bonds in a New Jersey Trust which is allocable to such corporation will be includable in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation
Income Tax, less any interest expense incurred to carry such investment to the extent such interest expense has not been deducted in computing Federal taxable income. Net gains derived by such corporation on the disposition of the New Jersey Bonds by a New Jersey Trust or on the disposition of its Units will be included in its entire net income for purposes of the New Jersey Corporation Business
Tax or New Jersey Corporation Income Tax.

For information with respect to the Federal income tax status and other tax matters, see "What is the Federal Tax Status of Unit Holders?"

Certain Considerations

New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,062 people per square mile, it is the most densely populated of all the states. The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. Historically, New Jersey's average per capita income has been well above the national average, and in 1993 the State ranked second among the states in per capita personal income ($26,967).

The New Jersey Economic Policy Council, a statutory arm of the
New Jersey Department of Commerce and Economic Development, has reported in New Jersey Economic Indicators, a monthly publication of the New Jersey Department of Labor, Division of Labor Market and Demographic Research, that in 1988 and 1989 employment in New Jersey's manufacturing sector failed to benefit from the export boom experienced by many Midwest states and the State's service sectors, which had fueled the State's prosperity since 1982, lost momentum. In the meantime, the prolonged fast growth in the State in the mid-1980s resulted in a tight labor market situation, which has led to relatively high wages and housing prices. This means that, while the incomes of New Jersey residents are relatively high, the State's business sector has become more vulnerable to competitive pressures.

The onset of the national recession (which officially began in July 1990 according to the National Bureau of Economic Research) caused an acceleration of New Jersey's job losses in construction and manufacturing. In addition, the national recession caused an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to an estimated 5.8% in March 1995, which is higher than the national average of 5.5% in March 1995. Economic recovery is likely to be slow and uneven in New Jersey, with unemployment receding at a correspondingly slow pace, due to the fact that some sectors may lag due to continued excess capacity. In addition, employers even in rebounding sectors can be expected to remain cautious about hiring until they become convinced that improved business will be sustained. Also, certain firms will continue to merge or downsize to increase profitability.

Debt Service. The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State tax revenues and certain other fees are pledged to meet the principal and interest payments and if provided, redemption premium payments, if any, required to repay the bonds. As of June
30, 1993 there was a total authorized bond indebtedness of approximately $8.98 billion, of which $3.6 billion was issued and outstanding, $4.0 billion was retired (including bonds for which provision for payment has been made through the sale and issuance of refunding bonds) and $1.38 billion was unissued. The appropriation for the debt service obligation on such outstanding indebtedness is $103.5 million for fiscal year 1995.

New Jersey's Budget and Appropriation System. The State operates on a fiscal year beginning July 1 and ending June 30. At the end of fiscal year 1989, there was a surplus in the State's general fund (the fund into
which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made) of $411.2 million. At the end of fiscal year 1990, there was a surplus in the general
fund of $1.0 million. At the end of   fiscal year 1991, there
was a surplus in the general fund of $1.4 million. New Jersey closed its fiscal year 1992 with a surplus of $760.8 million.
It is estimated that New Jersey closed its fiscal year 1993 with a surplus of $937.4 million.

In order to provide additional revenues to balance future budgets, to redistribute school aid and to contain real property taxes, on June 27, 1990 and July 12, 1990 Governor Florio signed into law legislation which was estimated to raise approximately $2.8 billion in additional taxes (consisting of $1.5 billion in sales and use taxes and $1.3 billion in income taxes), the biggest tax hike in New Jersey history. There can be no assurance that receipts and collections of such taxes will meet such estimates.

The first part of the tax hike took effect on July 1, 1990 with the increase in the State's sales and use tax rate from 6% to 7% and the elimination of exemptions for certain products and services not previously subject to the tax, such as telephone calls, paper products (which has since been reinstated), soaps and detergents, janitorial services, alcoholic beverages and cigarettes. At the time of enactment, it was projected that these taxes would raise approximately $1.5 billion in additional revenue. Projections and estimates of receipts from sales and use taxes, however, have been subject to variance in recent fiscal years.

The second part of the tax hike took effect on January 1, 1991 in the form of an increased state income tax on individuals. At the time of enactment, it was projected that this increase would raise approximately $1.3 billion in additional income taxes to fund a new school aid formula, a new homestead rebate program and state assumption of welfare and social services costs. Projections and estimates of receipts from income taxes, however, have also been subject to variance in recent fiscal years. Under the legislation, income tax rates increased from their previous range of 2% to 3.5% to a new range of 2% to 7%, with the higher rates applying to married couples with incomes exceeding $70,000 who file joint returns, and to individuals filing single returns with incomes of more than $35,000.

The Florio administration had contended that the income tax package will help reduce local property tax increases by providing more state aid to municipalities. Under the income tax legislation the State will assume approximately $289 million in social services costs that previously were paid by counties and municipalities and funded by property taxes. In addition, under the new formula for funding school aid, an extra $1.1 billion is proposed to be sent by the State to school districts beginning in 1991, thus reducing the need for property tax increases to support education programs.

Effective July 1, 1992 the State's sales and use tax rate decreased from 7% to 6%. Effective January 1, 1994 an across-the-board 5% reduction in the income tax rates was enacted and effective January 1, 1995 further reductions ranging from 1% up to 10% in income tax rates took effect.

On June 30, 1994 Governor Whitman signed the New Jersey Legislature's $15.7 billion budget for fiscal year 1995. The balanced budget, which includes $455 million in surplus, is $141 million less than the 1994 budget. Whether the State can achieve a balanced budget depends on its ability to enact and implement expenditure reductions and to collect the estimated tax revenues.

Litigation. The State is a party in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws. Included in the State's outstanding litigation are cases challenging the following: the formula relating to State aid to public schools, the method by which the State shares with its counties maintenance recoveries and costs for residents in State institutions, unreasonably low Medicaid payment rates for long-term facilities in New Jersey, the obligation of counties to maintain Medicaid or Medicare eligible residents of institutions and facilities for the developmentally disabled, taxes paid into the Spill Compensation Fund (a fund established to provide money for use by the State to remediate hazardous waste sites and to compensate other persons for damages incurred as a result of hazardous waste discharge) based on Federal preemption, various provisions, and the constitutionality, of the Fair Automobile Insurance Reform Act of 1990, the State's role in a consent order concerning the construction of a resource facility in Passaic County, actions taken by the New Jersey Bureau of Securities against an individual, the State's actions regarding alleged chromium contamination of State-owned property in Hudson County, the issuance of emergency redirection orders and a draft permit by the Department of Environmental Protection and Energy, the adequacy of Medicaid reimbursement for services rendered by doctors and dentists to Medicaid eligible children, the Commissioner of Health's calculation of the hospital assessment required by the Health Care Cost Reduction Act of 1991, refusal of the State to share with Camden County Federal funding the State recently received for disproportionate share hospital payments made to county psychiatric facilities, and the constitutionality of annual A-901 hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection and Energy. Adverse judgments in these and other matters could have the potential for either a significant loss of revenue or a significant unanticipated expenditure by the State.

At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act. In addition, at any given time, there are various numbers of contract claims against the State and State agencies seeking recovery of monetary damages. The State is unable to estimate its exposure for these claims.

Debt Ratings. For many years prior to 1991, both Moody's Investors Service, Inc. and Standard and Poor's had rated New Jersey general obligation bonds Aaa and "AAA," respectively. On July 3, 1991, however, Standard and Poor's downgraded New Jersey general obligation bonds to "AA+." On June 4, 1992, Standard and Poor's placed New
Jersey general obligation bonds on CreditWatch with negative implications, citing as its principal reason for its caution the unexpected denial by the Federal Government of New Jersey's request for $450 million in retroactive Medicaid payments for psychiatric hospitals.
These funds were critical to closing a $1 billion gap in the State's
$15 billion budget for fiscal year 1992 which ended on June 30, 1992. Under New Jersey state law, the gap in the current budget was required to be closed before the new budget year began on July 1, 1992. Standard and Poor's suggested the State could close fiscal 1992's budget gap and help fill fiscal 1993's hole by a reversion of $700 million of pension contributions to its general fund under a proposal to change the way the State calculates its pension liability.

On July 6, 1992 Standard and Poor's reaffirmed its "AA+" rating for New Jersey general obligation bonds and removed the debt from its CreditWatch list, although it stated that New Jersey's long-term financial outlook was negative. Standard & Poor's was concerned that the State was entering fiscal year 1993, that began on July
1, 1992 with only a $26 million surplus and remained concerned about whether the State economy would recover quickly enough to meet lawmakers' revenue projections. It also remained concerned about the recent federal ruling leaving in doubt how much the State was due in retroactive Medicaid reimbursements and a ruling by a federal judge, now on appeal, of the State's method for paying for uninsured hospital patients. However, on July 27, 1994 Standard and Poor's announced that it was changing the State's outlook from negative to stable due to a brightening of the State's prospects as a result of Governor Whitman's effort to trim spending and cut taxes, coupled with an improving economy. Standard and Poor's reaffirmed its "AA+" rating at the same time.

On August 24, 1992 Moody's Investors Service, Inc. downgraded
New Jersey general obligation bonds to "Aa1," stating that the reduction reflected a developing pattern of reliance on nonrecurring measures to achieve budgetary balance, four years of financial operations marked by revenue shortfalls and operating deficits, and the likelihood that serious financial pressures would persist.
On August 5, 1994 Moody's reaffirmed its "Aa1" rating, citing on the positive side New Jersey's broad-based economy, high income levels, history of maintaining a positive financial position and moderate (albeit rising) debt ratios, and on the negative side, a continued reliance on one-time revenue and a dependence on pension-related savings to achieve budgetary balance.

There can be no assurance that these ratings will continue.

Certain Trusts may contain Bonds of issuers located in the Commonwealth of Puerto Rico or issuers which will be affected by general economic conditions of Puerto Rico. Puerto Rico's unemployment rate remains significantly higher than the U.S. unemployment rate. Furthermore, the economy is largely dependent for its development upon U.S.
policies and programs that are being reviewed and may be eliminated.

The Puerto Rican economy consists principally of manufacturing (pharmaceuticals, scientific instruments, computers, microprocessors, medical products, textiles and petrochemicals), agriculture (largely sugar) and tourism. Most of the island's manufacturing output is shipped to the mainland United States, which is also the chief source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. Since World War II the economic importance of agriculture for Puerto Rico, particularly in the dominance of sugar production, has declined. Nevertheless, the Commonwealth-controlled sugar monopoly remains an important economic factor and is largely dependent upon Federal maintenance of sugar prices, the discontinuation of which could severely affect Puerto Rico sugar production. The level of tourism is affected by various factors including the strength of the U.S. dollar. During periods when the dollar is strong, tourism in foreign countries becomes relatively more attractive.

The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive programs. For example, Section
936 of the Internal Revenue Code provides for a credit against Federal income taxes for U.S. companies operating on the island if certain requirements are met. The Omnibus Budget Reconciliation
Act of 1993 imposes limits on such credit, effective for tax years beginning after 1993. In addition, from time to time proposals are introduced in Congress which, if enacted into law, would eliminate some or all of the benefits of Section 936. Although no assessment can be made at this time of the precise effect of such limitation, it is expected that the limitation of Section 936 credits would have a negative impact on Puerto Rico's economy.

Aid for Puerto Rico's economy has traditionally depended heavily on Federal programs, and current Federal budgetary policies suggest that an expansion of aid to Puerto Rico is unlikely. An adverse effect on the Puerto Rican economy could result from other U.S. policies, including a reduction of tax benefits for distilled products, further reduction in transfer payment programs such as food stamps, curtailment of military spending and policies which could lead to a stronger dollar.

In a plebiscite held in November 1993, the Puerto Rican electorate chose to continue Puerto Rico's Commonwealth status. Previously proposed legislation, which was not enacted, would have preserved the federal tax exempt status of the outstanding debts of Puerto
Rico and its public corporations regardless of the outcome of the referendum, to the extent that similar obligations issued by the states are so treated and subject to the provisions of the Internal Revenue Code currently in effect. There can be no assurance that any pending or future legislation finally enacted will include the same or a similar protection against loss of tax exemption. The November 1993 plebiscite can be expected to have both direct and indirect consequences on such matters as the basic characteristics of future Puerto Rico debt obligations, the markets for these obligations, and the types, levels and quality of revenue sources pledged for the payment of existing and future debt obligations. Such possible consequences include, without limitation, legislative proposals seeking restoration of the status of Section 936 benefits otherwise subject to the limitations discussed above. However, no assessment can be made at this time of the economic and other effects of a change in federal laws affecting Puerto Rico as a result of the November 1993 plebiscite.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the New Jersey Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the New Jersey Trusts to pay interest on or principal of the Bonds.

                     New Jersey Trust Series

     The First Trust (registered trademark) Combined Series
     The First Trust of Insured Municipal Bonds-Multi-State
                    The First Trust Advantage

                      PART THREE PROSPECTUS
            Must be Accompanied by Parts One and Two

        SPONSOR:        Nike Securities L.P.
                        1001 Warrenville Road
                        Lisle, Illinois 60532
                        (800) 621-1675

        TRUSTEE:        The Chase Manhattan Bank
                        (National Association)
                        770 Broadway
                        New York, New York 10003

        LEGAL COUNSEL   Chapman and Cutler
        TO SPONSOR:     111 West Monroe Street
                        Chicago, Illinois 60603

        LEGAL COUNSEL   Carter, Ledyard & Milburn
        TO TRUSTEE:     2 Wall Street
                        New York, New York 10005

        INDEPENDENT     Ernst & Young LLP
        AUDITORS:       Sears Tower
                        233 South Wacker Drive
                        Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON
TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH
IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO,
WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

 PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                    Pennsylvania Trust Series

     The First Trust (registered trademark) Combined Series
 The First Trust of Insured Municipal Bonds-Pennsylvania Series
     The First Trust of Insured Municipal Bonds-Multi-State

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated September 25, 1995                        PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is, however, includable in gross income for Federal income tax purposes. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) It should be noted that under provisions of the Revenue Reconciliation Act of 1993 (the "Tax Act") described below that subject accretion of market discount on tax-exempt bonds to taxation as ordinary income, gain realized on the sale or redemption of Bonds by the Trustee or of Units by a Unit holder that would have been treated as capital gain under prior law is treated as ordinary income to the extent it is attributable to accretion of market discount. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his Units.

At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes. Tax-exempt interest received by each of the Trusts on Bonds deposited therein will retain its status as tax-exempt interest, for Federal income tax purposes, when distributed to a Unit holder except that the alternative minimum tax and the environmental tax (the "Superfund Tax") applicable to corporate Unit holders may, in certain circumstances, include in the amount on which such tax is calculated, 75% of the interest income received by the Trust. See "Certain Tax Matters Applicable to Corporate Unit Holders";

(2) exemption of interest and accrued original issue discount on any Bonds for Federal income tax purposes does not necessarily result in tax exemption under the laws of the several states as such laws vary with respect to the taxation of such securities and in many states all or a part of such interest and accrued original issue discount may be subject to tax;

(3) each Unit holder of a Trust is considered to be the owner of a pro rata portion of such Trust under subpart E, subchapter
J of chapter 1 of the Internal Revenue Code of 1986 (hereinafter the "Code") and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. Unit holders must reduce the tax basis of their Units for their share of accrued interest

    ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE
                            REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

received, if any, on Bonds delivered after the date the Unit holders pay for their Units and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder.
The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. In the case of a Unit holder who purchases his Units, such basis is determined by apportioning the tax basis for the Units among each of the Trust assets ratably according to value as of the date of acquisition of the Units. The basis of each Unit and of each Bond which was issued with original issue discount must be increased by the amount of accrued original issue discount and the basis of each Unit and of each Bond which was purchased by a Trust at a premium must be reduced by the annual amortization of Bond premium. The tax cost reduction requirements of said Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(4) any insurance proceeds which represent maturing interest on defaulted obligations held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the obligations, rather than the insurer, will pay debt service on the obligations.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compounded interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have accrued to prior owners. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Because of the complexity of these rules relating to the accrual of original issue discount, Unit holders should consult their tax advisers as to how these rules apply. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Tax Act subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993.
In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to a statutory de minimis rule. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of the Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Investors with questions regarding these issues should consult with their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such securities received by a "substantial user" of the facilities being financed with the proceeds of these securities, or persons related thereto, for periods while such securities are held by such a user or related person, will not be excludable from Federal gross income, although interest on such securities received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that Social Security benefits are includible in gross income in an amount equal to the lesser of (1) 50% of the Social Security benefits received or (2) 50% of the excess of "modified adjusted gross income" plus 50% of the Social Security benefits received over the appropriate "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31, 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. THE TRUSTS DO NOT INCLUDE
ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

For taxpayers other than corporations, net capital gains are presently subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. All taxpayers are presently required to disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. Present Federal income tax law also provides for an alternative minimum tax for corporations levied at a rate of 20% of alternative minimum taxable income. The alternative minimum tax and the environmental tax (the "Superfund Tax") depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (excluding an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or
REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). Although tax-exempt interest received by the Trusts on Bonds deposited therein will not be included in the gross income of corporations for Federal income tax purposes, "adjusted current earnings" includes all tax-exempt interest, including interest on all Bonds in the Trusts.

Unit holders are urged to consult their own tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of The First Trust Combined Series for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of The First Trust Combined Series is not an association taxable as a corporation and the income of each Trust in Series 4-125 of The First Trust Combined Series will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to The First Trust Combined Series for New York tax matters for Series 126 and subsequent Series of The First Trust Combined Series, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

Booth & Baron has served as Special Counsel to Series 1-9 of The First Trust of Insured Municipal Bonds-Multi-State, inclusive, and to all Series of the Pennsylvania Trust included in a Series of The First Trust of Insured Municipal Bonds-Pennsylvania. Winston & Strawn (previously named Cole & Deitz) has served as Special Counsel to Series 10 and 11 of The First Trust of Insured Municipal Bonds-Multi-State for New York tax matters. In the opinion of such Special Counsels, under the existing income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

Pennsylvania Tax Status of Unit Holders

In rendering its opinion, Special Counsel has not, for timing reasons, made an independent review of proceedings related to the issuance of the Bonds. It has relied on the Sponsor for assurance that the Bonds have been issued by the Commonwealth of Pennsylvania or by or on behalf of municipalities or other governmental agencies within the Commonwealth.

At the time of the closing for each Pennsylvania Trust, Special
Counsel to the Fund for Pennsylvania tax matters rendered an opinion under then existing Pennsylvania income tax law applicable to taxpayers whose income is subject to Pennsylvania income taxation substantially to the effect that:

Units evidencing fractional undivided interests in a Pennsylvania Trust, which are represented by obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board or other agency created by the Commonwealth of Pennsylvania, any political subdivision of the Commonwealth of Pennsylvania or any public authority created by any such political subdivision, are not taxable under any of the personal property taxes presently in effect in Pennsylvania;

Distributions of interest income to Unit holders that would not be taxable if received directly by a Pennsylvania resident are not subject to personal income tax under the Pennsylvania Tax Reform Code of 1971; nor will such interest be taxable under the Philadelphia School District Investment Income Tax imposed on Philadelphia resident individuals;

A Unit holder will have a taxable event under the Pennsylvania state and local income taxes referred to in the preceding paragraph upon the redemption or sale of his Units. Units will be taxable under the Pennsylvania inheritance and estate taxes;

A Unit holder which is a corporation will have a taxable event under the Pennsylvania Corporate Net Income Tax when it redeems or sells its Units. Interest income distributed to Unit holders which are corporations is not subject to Pennsylvania Corporate Net Income Tax or Mutual Thrift Institutions Tax. However, banks, title insurance companies and trust companies may be required to take the value of the Units into account in determining the taxable value of their shares subject to the Shares tax;

Under Act No. 68 of December 3, 1993, gains derived by a Pennsylvania Trust from the sale, exchange or other disposition of Bonds may be subject to Pennsylvania personal or corporate income taxes.
Those gains which are distributed by a Pennsylvania Trust to Unit holders who are individuals may be subject to Pennsylvania Personal Income Tax. For Unit holders which are corporations, the distributed gains may be subject to Corporate Net Income Tax or Mutual Thrift Institutions Tax. Gains which are not distributed by a Pennsylvania Trust may nevertheless be taxable to Unit holders if derived by a Pennsylvania Trust from the sale, exchange or other disposition of Bonds issued on or after February 1, 1994. Gains which are not distributed by a Pennsylvania Trust will remain nontaxable to Unit holders if derived by a Pennsylvania Trust from the sale, exchange or other disposition of Bonds issued prior to February
1, 1994.

Any proceeds paid under insurance policies issued to the Trustee or obtained by issuers of the Bonds with respect to the Bonds which represent maturing interest on defaulted obligations held by the Trustee will be excludable from Pennsylvania gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations;

A Pennsylvania Trust is not taxable as a corporation under Pennsylvania tax laws applicable to corporations.

On December 3, 1993, changes to Pennsylvania laws affecting taxation of income and gains from the sale of Pennsylvania and local obligations were enacted. Among these changes was the repeal of the exemption from tax of gains realized upon the sale or other disposition of such obligations. The Pennsylvania Department of Revenue has issued proposed regulations concerning these changes. The opinions expressed above are based on Special Counsel's analysis of the law and proposed regulations, but are subject to modification upon review of final regulations or other guidance that may be issued by the Department of Revenue or future court decisions.

For information with respect to the Federal income tax status and other tax matters, see "What is the Federal Tax Status of Unit Holders?"

Certain Considerations

Investors should be aware of certain factors that might affect the financial conditions of the Commonwealth of Pennsylvania. Pennsylvania historically has been identified as a heavy industry state although that reputation has changed recently as the industrial composition of the Commonwealth diversified when the coal, steel and railroad industries began to decline. A more diversified economy was necessary as the traditionally strong industries in the Commonwealth declined due to a long-term shift in jobs, investment and workers away from the northeast part of the nation. The major sources of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education and financial institutions. Pennsylvania's agricultural industries are also an important component of the Commonwealth's economic structure, accounting for more than $3.6 billion in crop and livestock products annually, while agribusiness and food related industries support
$39 billion in economic activity annually.

Non-agricultural employment in the Commonwealth declined by 5.1 percent during the recessionary period from 1980 to 1983. In 1984, the declining trend was reversed as employment grew by 2.9 percent over 1983 levels. From 1983 to 1990, Commonwealth employment continued to grow each year, increasing an additional 14.3 percent. For the last three years, unemployment in the Commonwealth has declined
1.2 percent. The growth in employment experienced in Pennsylvania is comparable to the growth in employment in the Middle Atlantic Region which has occurred during this period.

Back-to-back recessions in the early 1980s reduced the manufacturing sector's employment levels moderately during 1980 and 1981, sharply during 1982, and even further in 1983. Non-manufacturing employment has increased steadily since 1980 to its 1993 level of 81.6 percent of total Commonwealth employment.

Consequently, manufacturing employment constitutes a diminished share of total employment within the Commonwealth. Manufacturing, contributing 18.4 percent of 1993 non-agricultural employment, has fallen behind both the services sector and the trade sector as the largest single source of employment within the Commonwealth. In 1993 the services sector accounted for 29.9 percent of all non-agricultural employment while the trade sector accounted for
22.4 percent.

From 1983 to 1989, Pennsylvania's annual average unemployment rate dropped from 11.8 percent to 4.5 percent, falling below the national rate in 1986 for the first time in over a decade. Pennsylvania's annual average unemployment rate remained below the national average from 1986 until 1990. Slower economic growth caused the unemployment rate in the Commonwealth to rise to 6.9 percent in 1991 and 7.5 percent in 1992. The resumption of faster economic growth resulted in a decrease in the Commonwealth's unemployment rate to 7.1 percent in 1993. As of July 1994, the seasonally adjusted unemployment rate for the Commonwealth was 6.5 percent compared to 6.1 percent for the United States.

The five-year period from fiscal 1989 through fiscal 1993 was marked by public health and welfare costs growing at a rate double the growth rate for all the state expenditures. Rising caseloads, increased utilization of services and rising prices joined to produce the rapid rise of public health and welfare costs at a time when a national recession caused tax revenues to stagnate and even decline. During the period from fiscal 1989 through fiscal 1993, public health and welfare costs rose by an average annual rate of 10.9 percent while tax revenues were growing at an average annual rate of 5.5 percent. Consequently, spending on other budget programs was restrained to a growth rate below 5.0 percent and sources of revenues other than taxes became larger components of fund revenues. Among those sources are transfers from other funds and hospital and nursing home pooling of contributions to use as federal matching funds.

Tax revenues declined in fiscal 1991 as a result of the recession in the economy. A $2.7 billion tax increase enacted for fiscal
1992 brought financial stability to the General Fund. That tax increase included several taxes with retroactive effective dates which generated some one-time revenues during fiscal 1992. The absence of those revenues in fiscal 1993 contributed to the decline in tax revenues shown for fiscal 1993.

It should be noted that the creditworthiness of obligations issued by local Pennsylvania issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Pennsylvania, and there is no obligation on the part of the Commonwealth to make payment on such local obligations in the event of default.

Financial information for the principal operating funds of the Commonwealth is maintained on a budgetary basis of accounting.
A budgetary basis of accounting is used for the purpose of ensuring compliance with the enacted operating budget and is governed by applicable statutes of the Commonwealth and by administrative procedures. The Commonwealth also prepares annual financial statements in accordance with generally accepted accounting principles ("GAAP"). The budgetary basis financial information maintained by the Commonwealth to monitor and enforce budgetary control is adjusted at fiscal year-end to reflect appropriate accruals for financial reporting in conformity with GAAP.

Fiscal 1991 Financial Results. GAAP Basis: During fiscal 1991 the General Fund experienced an $861.2 million operating deficit resulting in a fund balance deficit of $980.9 million at June
30, 1991. The operating deficit was a consequence of the effect of a national recession that restrained budget revenues and pushed expenditures above budgeted levels. At June 30, 1991, a negative unreserved-undesignated balance of $1,146.2 million was reported.
During fiscal 1991, the balance then available in the Tax Stabilization Reserve Fund was used to maintain vital state spending.

Budgetary Basis: A deficit of $453.6 million was recorded by the General Fund at June 30, 1991. The deficit was a consequence of higher-than-budgeted expenditures and lower-than-estimated revenues during the fiscal year brought about by the national economic recession that began during the fiscal year. The budgetary basis deficit at June 30, 1991 was carried into the 1992 fiscal year and funded in the fiscal 1992 budget. A number of actions were taken throughout the fiscal year by the Commonwealth to mitigate the effects of the recession on budget revenues and expenditures. Actions taken, together with normal appropriation lapses, produced $871 million in expenditure reductions and increases in revenues and other transfers for the fiscal year. The most significant of these actions were a $214 million transfer from the Pennsylvania Industrial Development Authority, a $134 million transfer from the Tax Stabilization Reserve Fund, and a pooled financing program to match federal Medicaid funds replacing $145 million of state funds.

Fiscal 1992 Financial Results. GAAP Basis: During fiscal 1992 the General Fund reported a $1.1 billion operating surplus. This operating surplus was achieved through legislated tax rate increases and tax base broadening measures enacted in August 1991 and by controlling expenditures through numerous cost reduction measures implemented throughout the fiscal year. As a result of the fiscal 1992 operating surplus, the fund balance increased to $87.5 million and the unreserved-undesignated deficit dropped to $138.6 million from its fiscal 1991 level of $1,146.2 million.

Budgetary Basis: Eliminating the budget deficit carried into fiscal 1992 from fiscal 1991 and providing revenues for fiscal 1992 budgeted expenditures required tax revisions that were estimated to have increased receipts for the 1992 fiscal year by over $2.7 billion. Total revenues for the fiscal year were $14,516.8 million, a $2,654.5 million increase over cash revenues during fiscal 1991. Originally based on forecasts for an economic recovery, the budget revenue estimates were revised downward during the fiscal year to reflect continued recessionary economic activity. Largely due to the tax revisions enacted for the budget, corporate tax receipts totalled $3,761.2 million, up from $2,656.3 million in fiscal 1991, sales tax receipts increased by $302 million to $4,499.7 million, and personal income tax receipts totalled $4,807.4 million, an increase of $1,443.8 million over receipts in fiscal 1991.

As a result of the lowered revenue estimate during the fiscal year, increased emphasis was placed on restraining expenditure growth that reducing expenditure levels. A number of cost reductions were implemented during the fiscal year that contributed to $296.8 million of appropriation lapses. These appropriation lapses were responsible for the $8.8 million surplus at fiscal year-end, after accounting for the required ten percent transfer of the surplus to the Tax Stabilization Reserve Fund.

Spending increases in the fiscal 1992 budget were largely accounted for by increases for education, social services and corrections programs. Commonwealth funds for the support of public schools were increased by 9.8 percent to provide a $438 million increase to $4.9 billion for fiscal 1992. The fiscal 1992 budget provided additional funds for basic and special education and included provisions designed to help restrain the annual increase of special education costs, an area of recent rapid cost increases. Child welfare appropriations supporting county operated child welfare programs were increased $67 million, more than 31.5 percent over fiscal 1991. Other social service areas such as medical and cash assistance also received significant funding increases as costs rose quickly as a result of the economic recession and high inflation rates of medical care costs. The costs of corrections programs, reflecting the marked increase in the prisoner population, increased by 12 percent. Economic development efforts, largely funded from bond proceeds in fiscal 1991, were continued with General Fund appropriations for fiscal 1992.

The budget included the use of several Medicaid pooled financing transactions. These pooling transactions replaced $135 million of Commonwealth funds, allowing total spending under the budget to increase by an equal amount.

Fiscal 1993 Financial Results. GAAP Basis: The fund balance of the General Fund increased by $611.4 million during the fiscal year, led by an increase in the unreserved balance of $576.8 million over the prior fiscal year balance. At June 30, 1993, the fund balance totaled $698.9 and the unreserved/undesignated balance totaled $64.4 million. A continuing recovery of the Commonwealth's financial condition from the effects of the national economic recession of 1990 and 1991 is demonstrated by this increase in the balance and a return to a positive unreserved/undesignated balance. The previous positive unreserved/undesignated balance was recorded in fiscal 1987. For the second consecutive fiscal year the increase in the unreserved/undesignated balance exceeded the increase recorded in the budgetary basis unappropriated surplus during the fiscal year.

Budgetary Basis: The 1993 fiscal year closed with revenues higher than anticipated and expenditures about as projected, resulting in an ending unappropriated balance surplus (prior to the ten percent transfer to the Tax Stabilization Reserve Fund) of $242.3 million, slightly higher than estimated in May 1993. Cash revenues were $41.5 million above the budget estimate and totaled $14.633 billion representing less than a one percent increase over revenues for the 1992 fiscal year. A reduction in the personal income tax rate in July 1992 and the one-time receipt of revenues from retroactive corporate tax increases in fiscal 1992 were responsible, in part, for the low revenue growth in fiscal 1993.

Appropriations less lapses totaled $13.870 billion representing a 1.1 percent increase over expenditures during fiscal 1992. The low growth in spending is a consequence of a low rate of revenue growth, significant one-time expenses during fiscal 1992, increased tax refund reserves to cushion against adverse decisions on pending litigations, and the receipt of federal funds for expenditures previously paid out of Commonwealth funds.

By state statute, ten percent of the budgetary basis unappropriated surplus at the end of a fiscal year is to be transferred to the Tax Stabilization Reserve Fund. The transfer for the fiscal 1993 balance was $24.2 million. The remaining unappropriated surplus of $218.0 million was carried forward into the 1994 fiscal year.

Fiscal 1994 Financial Results (Budgetary Basis). Commonwealth revenues during the fiscal year totaled $15,210.7 million, $38.6 million above the fiscal year estimate, and 3.9 percent over Commonwealth revenues during the previous fiscal year. The sales tax was an important contributor to the higher than estimated revenues. Collections from the sales tax were $5.124 billion, a 6.1 percent increase from the prior fiscal year and $81.3 million above estimate. The strength of collections from the sales tax offset the lower than budgeted performance of the personal income tax which ended the fiscal year $74.4 million below estimate. The shortfall in the personal income tax was largely due to shortfalls in income not subject to withholding such as interest, dividends and other income.
Tax refunds in fiscal 1994 were reduced substantially below the $530 million amount provided in fiscal 1993. The higher fiscal
1993 amount and the reduced fiscal 1994 amount occurred because reserves of approximately $160 million were added to fiscal 1993 tax refunds to cover potential payments if the Commonwealth lost litigation known as Philadelphia Suburban Corp. v. Commonwealth.
Those reserves were carried into fiscal 1994 until the litigation was decided in the Commonwealth's favor in December 1993 and $147.3 million of reserves for tax refunds were released.

Expenditures, excluding pooled financing expenditures and net of all fiscal 1994 appropriation lapses, totaled $14,934.4 million representing a 7.2 percent increase over fiscal 1993 expenditures. Medical assistance and corrections spending contributed to the rate of spending growth for the fiscal year.

The Commonwealth maintained an operating balance on a budgetary basis for fiscal 1994 producing a fiscal year ending unappropriated surplus of $335.8 million. By state statute, ten percent ($33.6 million) of that surplus will be transferred to the Tax Stabilization Reserve Fund and the remaining balance will be carried over into the fiscal 1995 fiscal year.

Fiscal 1995 Budget. The fiscal 1995 budget was approved by the Governor on June 16, 1994 and provided for $15,652.9 million of appropriations from Commonwealth funds, an increase of 3.9 percent over appropriations, including supplemental appropriations, for fiscal 1994. Medical assistance expenditures represent the largest single increase in the budget ($221 million) representing a nine percent increase over the prior fiscal year. The budget includes a reform of the state-funded public assistance program that added certain categories of eligibility to the program but also limited the availability of such assistance to other eligible persons. Education subsidies to local school districts were increased by $132.2 million to continue the increased funding for the poorest school districts in the state.

The budget also includes tax reductions totaling an estimated
$166.4 million. Low income working families will benefit from an increase of the dependent exemption to $3,000 from $1,500 for the first dependent and from $1,000 for all additional dependents.
A reduction to the corporate net income tax rate from 12.25 percent to 9.99 percent to be phased in over a period of four years was enacted. A net operating loss provision has been added to the corporate net income tax and will be phased in over three years with a $500,000 per firm annual cap on losses used to offset profits. Several other tax changes to the sales tax, the inheritance tax and the capital stock and franchise tax were also enacted.

The fiscal 1995 budget projects a $4 million fiscal year-end unappropriated surplus. No assumption as to appropriation lapses in fiscal 1995 has been made.

All outstanding general obligation bonds of the Commonwealth are rated AA- by S&P and A1 by Moody's.

Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

The City of Philadelphia ("Philadelphia") is the largest city in the Commonwealth, with an estimated population of 1,585,577 according to the 1990 Census. Philadelphia functions both as a city of the first class and a county for the purpose of administering various governmental programs.

For the fiscal year ended June 30, 1991, Philadelphia experienced a cumulative General Fund balance deficit of $153.5 million. The audit findings for the fiscal year ended June 30, 1992, place the Cumulative General Fund balance deficit at $224.9.

Legislation providing for the establishment of the Pennsylvania Intergovernmental Cooperation Authority ("PICA") to assist first class cities in remedying fiscal emergencies was enacted by the General Assembly and approved by the Governor in June 1991. PICA is designed to provide assistance through the issuance of funding debt to liquidate budget deficits and to make factual findings and recommendations to the assisted city concerning its budgetary and fiscal affairs. An intergovernmental cooperation agreement between Philadelphia and PICA was approved by City Council on January 3, 1992, and approved by the PICA Board and signed by the Mayor on January 8,1992. At this time, Philadelphia is operating under a five-year fiscal plan approved by PICA on April 6, 1992. Full implementation of the five-year plan was delayed due to labor negotiations that were not completed until October 1992, three months after the expiration of the old labor contracts. The terms of the new labor contracts are estimated to cost approximately $144.0 million more than what was budgeted in the original five-year plan. An amended five-year plan was approved by PICA in May 1993. The audit findings show a surplus of approximately $3 million for the fiscal year ending June 30, 1993. The fiscal 1994 budget projects no deficit and a balanced budget for the year ending
June 30, 1994. The Mayor's latest update of the five-year financial plan was approved by PICA on May 2, 1994.

In June 1992, PICA issued $474,555,000 of its Special Tax Revenue Bonds to provide financial assistance to Philadelphia and to liquidate the cumulative General Fund balance deficit. PICA issued $643,430,000 in July 1993 and $178,675,000 in August 1993 of Special Tax Revenue Bonds to refund certain general obligation bonds of the City and to fund additional capital projects.

As of the date hereof, the ratings on the City's long-term obligations supported by payments from the City's General Fund are rated Ba by Moody's and BB by S&P. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

Certain Trusts may contain Bonds of issuers located in the Commonwealth of Puerto Rico or issuers which will be affected by general economic conditions of Puerto Rico. Puerto Rico's unemployment rate remains significantly higher than the U.S. unemployment rate. Furthermore, the economy is largely dependent for its development upon U.S.
policies and programs that are being reviewed and may be eliminated

The Puerto Rican economy consists principally of manufacturing (pharmaceuticals, scientific instruments, computers, microprocessors, medical products, textiles and petrochemicals), agriculture (largely sugar) and tourism. Most of the island's manufacturing output is shipped to the mainland United States, which is also the chief source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. Since World War II the economic importance of agriculture for Puerto Rico, particularly in the dominance of sugar production, has declined. Nevertheless, the Commonwealth-controlled sugar monopoly remains an important economic factor and is largely dependent upon Federal maintenance of sugar prices, the discontinuation of which could severely affect Puerto Rico sugar production.

The level of tourism is affected by various factors including the strength of the U.S. dollar. During periods when the dollar is strong, tourism in foreign countries becomes relatively more attractive.

The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive programs. For example, Section
936 of the Internal Revenue Code provides for a credit against Federal income taxes for U.S. companies operating on the island if certain requirements are met. The Omnibus Budget Reconciliation
Act of 1993 imposes limits on such credit, effective for tax years beginning after 1993. In addition, from time to time proposals are introduced in Congress which, if enacted into law, would eliminate some or all of the benefits of Section 936. Although no assessment can be made at this time of the precise effect of such limitation, it is expected that the limitation of Section 936 credits would have a negative impact on Puerto Rico's economy.

Aid for Puerto Rico's economy has traditionally depended heavily on Federal programs, and current Federal budgetary policies suggest that an expansion of aid to Puerto Rico is unlikely. An adverse effect on the Puerto Rican economy could result from other U.S. policies, including a reduction of tax benefits for distilled products, further reduction in transfer payment programs such as food stamps, curtailment of military spending and policies which could lead to a stronger dollar.

In a plebiscite held in November 1993, the Puerto Rican electorate chose to continue Puerto Rico's Commonwealth status. Previously proposed legislation, which was not enacted, would have preserved the federal tax exempt status of the outstanding debts of Puerto
Rico and its public corporations regardless of the outcome of the referendum, to the extent that similar obligations issued by the states are so treated and subject to the provisions of the Internal Revenue Code currently in effect. There can be no assurance that any pending or future legislation finally enacted will include the same or a similar protection against loss of tax exemption. The November 1993 plebiscite can be expected to have both direct and indirect consequences on such matters as the basic characteristics of future Puerto Rico debt obligations, the markets for these obligations, and the types, levels and quality of revenue sources pledged for the payment of existing and future debt obligations. Such possible consequences include, without limitation, legislative proposals seeking restoration of the status of Section 936 benefits otherwise subject to the limitations discussed above. However, no assessment can be made at this time of the economic and other effects of a change in federal laws affecting Puerto Rico as a result of the November 1993 plebiscite.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Pennsylvania Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Pennsylvania Trusts to pay interest on or principal of the Bonds.

                    Pennsylvania Trust Series

     The First Trust (registered trademark) Combined Series
 The First Trust of Insured Municipal Bonds-Pennsylvania Series
     The First Trust of Insured Municipal Bonds-Multi-State



                      PART THREE PROSPECTUS
            Must be Accompanied by Parts One and Two





        SPONSOR:        Nike Securities L.P.
                        1001 Warrenville Road
                        Lisle, Illinois 60532
                        (800) 621-1675

        TRUSTEE:        The Chase Manhattan Bank
                        (National Association)
                        770 Broadway
                        New York, New York 10003

        LEGAL COUNSEL   Chapman and Cutler
        TO SPONSOR:     111 West Monroe Street
                        Chicago, Illinois 60603

        LEGAL COUNSEL   Carter, Ledyard & Milburn
        TO TRUSTEE:     2 Wall Street
                        New York, New York 10005

        INDEPENDENT     Ernst & Young LLP
        AUDITORS:       Sears Tower
                        233 South Wacker Drive
                        Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON
TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH
IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO,
WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

 PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                   South Carolina Trust Series

     The First Trust (registered trademark) Combined Series
                    The First Trust Advantage

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated December 22, 1995                         PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is, however, includable in gross income for Federal income tax purposes and may be includable in gross income for State tax purposes.
(It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.)

At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which is excludable from gross income under the Internal Revenue Code will retain its status for Federal income tax purposes, when received by the Trusts and when distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax, an additional tax on branches of foreign corporations and the environmental tax (the "Superfund Tax"). See "Certain Tax Matters Applicable to Corporate Unit Holders";

(2) each Unit holder of a Trust is considered to be the owner of a pro rata portion of such Trust under subpart E, subchapter
J of chapter 1 of the Internal Revenue Code of 1986 (hereinafter the "Code") and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units.
Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the Trust, if any, on Bonds delivered after the date the Unit holders pay for their Units and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder. The amount of any such gain or loss is measured by

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

comparing the Unit holder's pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. In the case of a Unit holder who purchases his Units, such basis (before adjustment for earned original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. The tax basis reduction requirements of said Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(3) any insurance proceeds which represent maturing interest on defaulted obligations held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the obligations, rather than the insurer, will pay debt service on the obligations.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based on its issue price (its "adjusted issue price") to prior owners. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Unit holders should consult their tax advisers regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to a statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of the Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. On December 7, 1995, the U.S. Treasury Department released proposed legislation that, if adopted, would generally extend the financial institution rules to all corporations, effective for obligations acquired after the date of announcement. Investors with questions regarding these issues should consult with their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that 50% of Social
Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31, 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. THE TRUSTS DO NOT INCLUDE
ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.
See, however, "Certain Tax Matters Applicable to Corporate Unit
Holders" below.

In the case of corporations, the alternative tax rate applicable to long-term capital gains is 35%, effective for long-term capital gains realized in taxable years beginning on or after January
1, 1993. For taxpayers other than corporations, net capital gains are subject to a maximum stated marginal stated tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. In the case of certain corporations, the alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing
AMTI and the Superfund Tax of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or
REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all Bonds in the Trusts. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust.

Unit holders should consult their tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations subject to either the environmental tax or the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisers as to the applicability of any such collateral consequences.

At the time of the closing, Carter, Ledyard & Milburn, Special
Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New
York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

South Carolina Tax Status of Unit Holders

At the time of closing for each South Carolina Trust, Special
Counsel to the Fund for South Carolina tax matters rendered an opinion under then existing South Carolina income tax law applicable to taxpayers whose income is subject to South Carolina income taxation substantially to the effect that:

(1)     By the provision of paragraph (j) of Section 3 of Article
10 of the South Carolina Constitution (revised 1977) intangible personal property is specifically exempted from any and all ad valorem taxation.

(2) Pursuant to the provisions of Section 12-1-60 the interest of all bonds, notes or certificates of indebtedness issued by or on behalf of the State of South Carolina and any authority, agency, department or institution of the State and all counties, school districts, municipalities, divisions and subdivisions of the State and all agencies thereof are exempt from income taxes and that the exemption so granted extends to all recipients of interest paid thereon through a Trust. (This opinion does not extend to so-called 63-20 obligations.)

(3) The income of a Trust would be treated as income to each Unit holder of such Trust in the proportion that the number of Units of such Trust held by the Unit holder bears to the total number of Units of the Trust outstanding. For this reason, interest derived by a Trust that would not be includable in income for South Carolina income tax purposes when paid directly to a South Carolina Unit holder will be exempt from South Carolina income taxation when received by a Trust and attributed to such South Carolina Unit holder.

(4) Each Unit holder will recognize gain or loss for South Carolina state income tax purposes if the Trustee disposes of a Bond (whether by sale, payment on maturity, retirement or otherwise) or if the Unit holder redeems or sells his Unit.

(5) A Trust would be regarded, under South Carolina law, as a common trust fund and therefore not subject to taxation under any income tax law of South Carolina.

The above described opinion of Special Counsel has been concurred in by an informal ruling of the South Carolina Tax Commission pursuant to Section 12-3-170 of the South Carolina Code.

For information with respect to Federal income tax status and other tax matters see "What Is the Federal Tax Status of Unit Holders?"

Certain Considerations

South Carolina is primarily a manufacturing state. In 1994, nearly one-quarter of all jobs in the State were in the manufacturing industry, compared to fifteen percent nationally. While the textile industry is still the major industrial employer in the State, since 1950 the State's economy has undergone a gradual transition. The economic base of the State has diversified as the trade and service sectors developed and with the added development of the durable goods manufacturing industries, South Carolina's economy now resembles more closely that of the United States.

Personal income in South Carolina grew five and four-tenths percent (5.4%) during the third quarter of 1994 compared to income growth of six and three-tenths percent (6.3%) nationwide. During all of 1993 personal income grew at an average annual rate of five and one-tenths percent (5.1%) in South Carolina. During the same period the nation's income grew four and four-tenths percent (4.4%) and personal income in the Southeast region grew five and seven-tenths percent (5.7%). Over the five year period 1988-1993 personal income in South Carolina rose at a compounded annual rate of six and three-tenths percent (6.3%), matching the annual income growth for the Southeast region, and outpacing the five and seven-tenths percent (5.7%) growth in the United States in the same period.

Through January, 1995, the State's economy has added 36,100 jobs compared to the same period in 1994, employment in the State increased two and four-tenths percent (2.4%) while the rate of employment growth in the United States was two and six-tenths percent (2.6%). Monthly unemployment rates in the State have equaled or been above comparable national rates during 1994. The unemployment rate for January, 1995, was the same as the nation's rate at five and seven-tenths percent (5.7%).

The State Constitution requires the General Assembly to provide a balanced budget and requires that if there be a deficit, such deficit shall be provided for in the succeeding fiscal year. The
State Constitution also provides that the State Budget and Control
Board may, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit. At the November 6, 1984 general election there was approved a constitutional amendment providing that annual increases in State appropriations may not exceed the average growth rate of the economy of the State and that the annual increase in the number of State employees may not exceed the average growth of population of the State.
The State Constitution also establishes a General Reserve Fund to be maintained in an amount equal to 4% of General Fund revenue for the latest fiscal year. Despite the efforts of the State Budget and Control Board, deficits were experienced in each of the fiscal years ended June 30, 1981, June 30, 1982, June 30, 1985 and June
30, 1986. All deficits have been funded out of the General Reserve
Fund. For the fiscal years ending June 30, 1983 and 1984, the State had cash surpluses. As of June 30, 1985 the balance in the General Reserve Fund was $89,100,000.

In 1993 the General Assembly provided that beginning with appropriations for fiscal year 1994-1995, appropriations in the annual general appropriations act may not exceed the base revenue estimate. The base revenue estimate is defined as the lesser of (i) the total of recurring general fund revenues collected in the latest completed fiscal year before the General Assembly first considers the annual general appropriations bill plus an increase of seventy-five percent of the difference between the general fund revenue estimate of the Board of Economic Advisors for the upcoming fiscal year and the actual revenue collections from the latest completed fiscal year; or (ii) the Board of Economic Advisors general fund revenue estimate for the upcoming fiscal year.

At its July, 1985 meeting the State Budget and Control Board, acting upon advice that a shortfall in General Fund revenues for the fiscal year ending June 30, 1985 might develop, froze all supplemental appropriations pending the final accounting of the General Fund for fiscal year 1985. On August 8, 1985, the Office of the Comptroller General advised the State Budget and Control Board that General Fund expenditures for the fiscal year ended June 30, 1985 did exceed General Fund revenues by $11,936,636. Obedient to the constitutional mandate that a casual deficit shall be provided for in the succeeding fiscal year, the State Budget and Control Board delayed certain hiring and capital improvements scheduled to be made in fiscal year 1986 in an amount sufficient to meet the fiscal year 1985 budget shortfall. In January of the fiscal year ended June 30, 1986 the State Budget and Control board was advised of a possible shortfall of $46,346,968. The Board immediately reduced State agency appropriations by the amount of the anticipated shortfall. Notwithstanding this action, at the end of fiscal year 1986, it became apparent that a shortfall would result. In August of 1986, the State Budget and Control Board voted to fund the deficit by transferring $37,353,272 from the General Reserve Fund to the General Fund, bringing the balance in the General Reserve Fund to $51.8 million.

At the November 5, 1986 meeting of the Budget and Control Board, the Board of Economic Advisors advised that it had reduced its revenue estimate for the current fiscal year by $87,434,452. As required by the provisions of the Capital Expenditure Fund, the Board applied
$27,714,661 budgeted for this fund to the anticipated shortfall.
This action left a remaining shortfall of $59,719,791 which the Budget and Control Board funded by imposing a 2.6% cut in expenditures. In a February, 1987 meeting of the Board, a further cut in expenditures of 0.8% was ordered.

After net downward revisions of $122 million in estimated revenues during the year, the actual revenue collections exceeded the final estimate of $37 million, resulting in a surplus for the fiscal year ending June 30, 1987, of $20.5 million. The General Reserve Fund received $6.6 million during the year in accordance with the Appropriation Act, and $17 million of the year-end surplus was transferred to the General Reserve Fund, bringing the balance in the General Reserve Fund to $75.4 million at June 30, 1987.

On August 5, 1988, it was announced that for the fiscal year ending June 30, 1988, the Budgetary General Fund had a surplus of $107.5 million. The surplus resulted from a $117.3 million excess of revenues over expenditures. The State will use $52.6 million of the surplus to fund supplemental appropriations, $28.3 million to fund the Capital Reserve, and $20.5 million for an early buy-out of a school bus lease agreement. The General Assembly will decide how the State will spend the remaining $6.1 million.

The General Reserve Fund received $25.1 million during the 1987-88 fiscal year in accordance with the Appropriation Act. During the year, the General Assembly reduced the required funding of the General Reserve Fund from 4% to 3% of the latest completed fiscal year's actual revenue. The General Assembly used $14.4 million of the resulting excess to fund the 1987-88 Supplemental Appropriation Act, leaving $86.1 million in the General Reserve Fund at June
30, 1988. The full-funding amount at that date, however, was only
$80.8 million. In accordance with the 1988-1989 Appropriation
Act, the excess of $5.3 million will help fund 1988-1989 appropriations.

At the November 8, 1988 general election there was approved a constitutional amendment reducing from 4% to 3% the amount of General Fund revenue which must be kept in the General Reserve
Fund, and removing the provisions requiring a special vote to adjust this percentage. The amendment also created a Capital Reserve Fund equal to 2% of General Fund revenue. Before March 1 of each year, the Capital Reserve Fund must be used to offset mid-year budget reductions before mandating cuts in operating appropriations, and after March 1, the Capital Reserve Fund may be appropriated by a special vote in separate legislation by the General Assembly to finance in cash previously authorized capital improvement bond projects, retire bond principal or interest on bonds previously issued, and for capital improvements or other nonrecurring purposes which must be ranked in order of priority of expenditure. Monies in the Capital Reserve Fund not appropriated or any appropriation for a particular project or item which has been reduced due to application of the monies to year-end deficit, must go back to the General Fund.

For the fiscal year ended June 30, 1989, the State had a surplus of $129,788,135. At June 30, 1989, the balance in the General
Reserve Fund was $87,999,428.

Because of anticipated revenue shortfalls for the fiscal year
1989-1990, the State Budget and Control Board committed $4.2 million of the $58.7 million Capital Reserve Fund in April, 1990. Lack of sufficient funding at year end resulted in an additional use of $4.5 million from the Capital Reserve Fund. After the above reductions, the State had a fiscal year 1989-1990 surplus of $13,159,892 which was used to fund supplemental appropriations of $1,325,000 and the Capital Reserve Fund at $11,834,892. At June 30, 1990, the balance in the General Reserve Fund was $94,114,351.

During 1990-91 fiscal year, the State Budget and Control Board has approved mid-year budget changes in November of 1990 and again in February of 1991, to offset lower revenue estimates. Those changes included committing the Capital Reserve Fund appropriation ($62,742,901) and reducing agency appropriations in an additional amount necessary to offset (together with automatic expenditure reductions that are tied to revenue levels) what would otherwise be a projected deficit of approximately $132.6 million. On May
14 and May 21, 1991, the Budget and Control Board, responding to April revenue figures and unofficial estimates indicating an additional shortfall of $30 to $50 million, ordered an immediate freeze on all personnel activities, from hiring to promotions;
a freeze on purchasing, with limited exceptions; and an indefinite halt to new contracts and contract renewals. The Board also asked the General Assembly for the power to furlough government workers periodically during the next fiscal year.

In the past, the State's budgetary accounting principles allowed revenue to be recorded only when the State received the related cash. On July 30, 1991, the Budget and Control Board approved a change in this principle for sales tax revenue beginning with the fiscal year ended June 30, 1991. The Board's resolution requires that sales taxes collected by merchants in June and received by the State in July be reported as revenue in June rather than in July. This change resulted in $5.2 million decrease in reported 1990-91 sales tax revenue and a one-time $83.1 million addition to fund balance. The one-time adjustment increases the fund balance to the level it would be if the new principle had been in effect in years before 1990-91. Following such action, the year-end balance in the General Reserve Fund was $33.4 million.

As its July 30, 1991 meeting, the Budget and Control Board also took action with respect to the 1991-92 fiscal year. On July 26, 1991, the Board of Economic Advisors advised the Budget and Control Board that it projected a revenue shortfall of $148 million for the fiscal year 1991 - 92 budget of $3.581 billion. In response, the Budget and Control Board eliminated the two percent (2%) Capital Reserve Fund appropriation of $65.9 million and reduced other expenditures across the board by three percent (3%). On February
10, 1992, the Board of Economic Advisers advised the Budget and Control Board that it had revised its estimate of revenues for the current fiscal year downward by an additional $55 million.
At its February 1, 1992 meeting the Budget and Control Board responded by imposing an additional one percent (1%) across the board reduction of expenditures (except with respect to approximately $10 million for certain agencies). At its February 13, 1992 meeting, the Budget and Control Board restored a portion of the one percent (1%) reduction to four (4) education-related agencies totalling approximately
$5.7 million. These expenditure reduction measures, when coupled with revenue increases projected by the Budget and Control Board, resulted in an estimated balance of approximately $1.4 million in the General Fund for the fiscal year 1991-92. Despite such actions, expenditures exceeded revenues by $38.2 million and, as required by the South Carolina Constitution, such amount was withdrawn from the General Reserve Fund to cover the shortfall.

Responding to these recurrent operating deficits, Standard & Poor's has placed the State's AAA-rated general obligation debt on its CreditWatch, and on January 29, 1993, this rating was reduced to AA+.

On August 22, 1992, the Budget and Control Board adopted a plan to reduce appropriations under the 1992 Appropriations Act because of revenue shortfall projections of approximately $200 million for the 1992-93 fiscal year. These reductions were based on the rate of growth in each agency's budget over the past year. On
September 15, 1992, the Supreme Court of South Carolina enjoined the Budget and Control Board from implementing its proposed plan for budget reductions on the grounds that the Board had authority to make budget reductions only across the board based on total appropriations. In response to this decision, the Board instituted a 4% across the board reduction. On November 10, 1992, the Budget and Control Board permanently reduced the $88.1 million in appropriations which were set aside on September 15, 1992. This action along with improved actual revenue collection created a budgetary surplus of approximately $101 million.

For the Fiscal Year ended June 30, 1994, the State had a budgetary surplus of $273.48 million.

Prospective investors should study with care the portfolio of Bonds in a South Carolina Trust and should consult with their investment advisers as to the merits of particular issues in a portfolio.

Certain Trusts may contain Bonds of issuers located in the Commonwealth of Puerto Rico or issuers which will be affected by general economic conditions of Puerto Rico. Puerto Rico's unemployment rate remains significantly higher than the U.S. unemployment rate. Furthermore, the economy is largely dependent for its development upon U.S.
policies and programs that are being reviewed and may be eliminated.

The Puerto Rican economy consists principally of manufacturing (pharmaceuticals, scientific instruments, computers, microprocessors, medical products, textiles and petrochemicals), agriculture (largely sugar) and tourism. Most of the island's manufacturing output is shipped to the mainland United States, which is also the chief source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. Since World War II the economic importance of agriculture for Puerto Rico, particularly in the dominance of sugar production, has declined. Nevertheless, the Commonwealth-controlled sugar monopoly remains an important economic factor and is largely dependent upon Federal maintenance of sugar prices, the discontinuation of which could severely affect Puerto Rico sugar production. The level of tourism is affected by various factors including the strength of the U.S. dollar. During periods when the dollar is strong, tourism in foreign countries becomes relatively more attractive.

The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive programs. For example, Section
936 of the Internal Revenue Code provides for a credit against Federal income taxes for U.S. companies operating on the island if certain requirements are met. The Omnibus Budget Reconciliation
Act of 1993 imposes limits on such credit, effective for tax years beginning after 1993. In addition, from time to time proposals are introduced in Congress which, if enacted into law, would eliminate some or all of the benefits of Section 936. Although no assessment can be made at this time of the precise effect of such limitation, it is expected that the limitation of Section 936 credits would have a negative impact on Puerto Rico's economy.

Aid for Puerto Rico's economy has traditionally depended heavily on Federal programs, and current Federal budgetary policies suggest that an expansion of aid to Puerto Rico is unlikely. An adverse effect on the Puerto Rican economy could result from other U.S. policies, including a reduction of tax benefits for distilled products, further reduction in transfer payment programs such as food stamps, curtailment of military spending and policies which could lead to a stronger dollar.

In a plebiscite held in November 1993, the Puerto Rican electorate chose to continue Puerto Rico's Commonwealth status. Previously proposed legislation, which was not enacted, would have preserved the federal tax exempt status of the outstanding debts of Puerto
Rico and its public corporations regardless of the outcome of the referendum, to the extent that similar obligations issued by the states are so treated and subject to the provisions of the Internal Revenue Code currently in effect. There can be no assurance that any pending or future legislation finally enacted will include the same or a similar protection against loss of tax exemption. The November 1993 plebiscite can be expected to have both direct and indirect consequences on such matters as the basic characteristics of future Puerto Rico debt obligations, the markets for these obligations, and the types, levels and quality of revenue sources pledged for the payment of existing and future debt obligations. Such possible consequences include, without limitation, legislative proposals seeking restoration of the status of Section 936 benefits otherwise subject to the limitations discussed above. However, no assessment can be made at this time of the economic and other effects of a change in federal laws affecting Puerto Rico as a result of the November 1993 plebiscite.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the South Carolina Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the South Carolina Trusts to pay interest on or principal of the Bonds.

                   South Carolina Trust Series

     The First Trust (registered trademark) Combined Series
                    The First Trust Advantage


                      PART THREE PROSPECTUS
            Must be Accompanied by Parts One and Two




        SPONSOR:        Nike Securities L.P.
                        1001 Warrenville Road
                        Lisle, Illinois 60532
                        (800) 621-1675

        TRUSTEE:        The Chase Manhattan Bank (National Association)
                        770 Broadway
                        New York, New York 10003

        LEGAL COUNSEL   Chapman and Cutler
        TO SPONSOR:     111 West Monroe Street
                        Chicago, Illinois 60603

        LEGAL COUNSEL   Carter, Ledyard & Milburn
        TO TRUSTEE:     2 Wall Street
                        New York, New York 10005

        INDEPENDENT     Ernst & Young LLP
        AUDITORS:       Sears Tower
                        233 South Wacker Drive
                        Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON
TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH
IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO,
WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

 PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                          Financial Data Schedule






                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Combined Series 199, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on December 29, 1995.

                           THE FIRST TRUST COMBINED SERIES 199
                                                            (Registrant)
                           By  NIKE SECURITIES L.P.
                                                             (Depositor)


                           By      Carlos E. Nardo
                                                   Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title*                  Date

Robert D. Van Kampen  Sole Director of       )
                      Nike Securities        )
                        Corporation,         ) December 29, 1995
                    the General Partner      )
                  of Nike Securities L.P.    )
                                             )
                                             )  Carlos E. Nardo
                                             ) Attorney-in-Fact**



*The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

**An executed copy of the related power of attorney was filed wi th the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Special Situations Trust, Series 18 (File No. 33-42683) and the same is hereby incorporated herein by this reference.



                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated November 10, 1995 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Combined Series dated December 20, 1995.



                                        ERNST & YOUNG LLP





Chicago, Illinois
December 19, 1995